STATE STREET RESEARCH CALIFORNIA TAX-FREE FUND
                                   a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111

Dear Shareholder:

      You are cordially invited to attend a Special Meeting of Shareholders of the State Street Research California Tax-Free Fund (the "California Tax-Free Fund"), a series of State Street Research Tax-Exempt Trust (the "Trust"), to be held at the offices of the Trust at One Financial Center, 31st Floor, Boston, Massachusetts 02111 on December 12, 1995 at 2:00 p.m. local time.


      At this important meeting you will be asked to consider and approve an Agreement and Plan of Reorganization and Liquidation between the California Tax-Free Fund and State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund"), another series of the Trust.

      If the proposal is approved by the shareholders of the California Tax-Free Fund, the Tax-Exempt Fund would acquire substantially all of the assets and liabilities of the California Tax-Free Fund. As a result of this transaction, you would receive, in exchange for your shares of the California Tax-Free Fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equivalent to the aggregate net asset value of your California Tax-Free Fund investment at the time of the transaction. The transaction is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from federal income taxes to you and your Fund.

      The Board of Trustees of the Trust has determined that the proposed reorganization should provide benefits to shareholders of the California Tax-Free Fund due to the enhanced economies of scale and more efficient operations which are expected to result from combining funds with the same investment manager, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

      I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. We look forward to receiving your vote.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN DECEMBER 8, 1995.

      Instructions for shares held of record in the name of a nominee, such as a broker-dealer, may be subject to earlier cut-off dates established by such intermediaries to facilitate a timely response.

                                           Sincerely,


                                           /s/ Ralph F. Verni
                                           Ralph F. Verni
                                           Chairman of the Board,
                                           President and Chief Executive Officer

October 16, 1995

                  STATE STREET RESEARCH CALIFORNIA TAX-FREE FUND
                                   a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111

                         ---------------------------------

                            NOTICE OF SPECIAL MEETING

                                 OF SHAREHOLDERS

                        To Be Held On December 12, 1995

                         ---------------------------------

      A Special Meeting of Shareholders of State Street Research California Tax-Free Fund (the "California Tax-Free Fund"), a portfolio series of State Street Research Tax-Exempt Trust, a Massachusetts business trust (the "Trust"), will be held at the offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, on December 12, 1995, at 2:00 p.m. local time
(the "Meeting") for the following purposes:

      1. To consider and act upon an Agreement and Plan of Reorganization and Liquidation providing for the transfer of the assets of the California Tax-Free Fund (subject to its liabilities) to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund") in exchange for Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund, the distribution of such shares to shareholders of the California Tax-Free Fund and the subsequent liquidation and dissolution of the California Tax-Free Fund; and

      2. To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Meeting and any adjournments thereof.

      The close of business on October 13, 1995 has been fixed as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR HOLDINGS IN THE FUND. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU DESIRE TO VOTE IN PERSON AT THE MEETING, YOU MAY REVOKE YOUR PROXY.

                                                    By Order of the Trustees
                                                    FRANCIS J. MCNAMARA, III
                                                    Secretary

October 16, 1995
Date of Notice

                        JOINT PROXY STATEMENT/PROSPECTUS

                 Concerning the Acquisition of the Assets of

                STATE STREET RESEARCH CALIFORNIA TAX-FREE FUND

                       By and in Exchange for Shares of

                    STATE STREET RESEARCH TAX-EXEMPT FUND

                                each a series of
                    State Street Research Tax-Exempt Trust
                             One Financial Center
                         Boston, Massachusetts 02111
                                (800) 562-0032

      This Joint Proxy Statement/Prospectus relates to the proposed transfer of the assets and liabilities of the State Street Research California Tax-Free Fund (the "California Tax-Free Fund"), a series of the State Street Research Tax-Exempt Trust (the "Trust"), a Massachusetts business trust, to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund"), another series of the Trust, in exchange for Class A, Class B, Class C and Class D shares of beneficial interest, $.001 par value per share, of the Tax-Exempt Fund ("Tax-Exempt Fund Shares"). Following such transfer, Tax-Exempt Fund Shares will be distributed to shareholders of the California Tax-Free Fund in liquidation of the California Tax-Free Fund, and the California Tax-Free Fund will be dissolved. As a result of the proposed transaction, each shareholder will receive in exchange for his or her shares of the California Tax-Free Fund shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equal to the value of such shareholder's shares of the California Tax-Free Fund, calculated as of the close of business on the business day immediately prior to the exchange.

      This Joint Proxy Statement/Prospectus is furnished to the shareholders of the California Tax-Free Fund in connection with the solicitation of proxies by and on behalf of the Trust's Board of Trustees to be used at a Special Meeting of Shareholders of the California Tax-Free Fund to be held at the offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, at 2:00 p.m. local time on December 12, 1995 and at any adjournments thereof (the "Meeting"). This document also serves as a Prospectus of the Tax-Exempt Fund and covers the proposed issuance of Tax-Exempt Fund Shares. The California Tax-Free Fund and the Tax-Exempt Fund may hereinafter be referred to collectively as the "Funds" and individually as a "Fund." The Board of Trustees of the Trust may hereinafter be referred to as the "Board of Trustees."

      The investment objective of the Tax-Exempt Fund, a diversified series of the Trust, an open-end management investment company, is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Tax-Exempt Fund invests primarily in tax-exempt debt obligations which the investment manager of the Fund believes will not involve undue risk.

      This Joint Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information that a shareholder of the Tax-Exempt Fund and the California Tax-Free Fund should know before investing. This Joint Proxy Statement/Prospectus is accompanied by the Prospectus of the Tax-Exempt Fund dated May 1, 1995, which is incorporated by reference herein. The Prospectus of the California Tax-Free Fund dated May 1, 1995 is incorporated by reference herein. A Statement of Additional Information dated October 16, 1995 containing additional information relevant to the proposed transaction has been filed with the Securities and Exchange Commission and is incorporated by reference into this Joint Proxy Statement/Prospectus. A copy of such Statement and a copy of the Prospectus of the California Tax-Free Fund may be obtained without charge by writing to the Secretary, Tax-Exempt Trust Shareholder Meeting, 31st Floor, One Financial Center, Boston, Massachusetts 02111.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

October 16, 1995
Date of Joint Proxy Statement/Prospectus

                              TABLE OF CONTENTS

                                                                            Page

SUMMARY ...................................................................    4

RISK FACTORS ..............................................................   10

REASONS FOR THE REORGANIZATION ............................................   11

INFORMATION ABOUT THE REORGANIZATION ......................................   12

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ..........................   16

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS ......................   20

COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES ...........................   22

FISCAL YEAR ...............................................................   22

PERFORMANCE ...............................................................   22

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS .............................   23

MANAGEMENT ................................................................   24

ADDITIONAL INFORMATION ABOUT THE FUNDS ....................................   25

VOTING INFORMATION ........................................................   26

DISSENTERS' RIGHTS ........................................................   27

EXPERTS ...................................................................   28

OTHER MATTERS .............................................................   28

NO ANNUAL MEETING OF SHAREHOLDERS .........................................   28


Exhibit A: Agreement and Plan of Reorganization and Liquidation ...........  A-1

                                   SUMMARY

      The following is a summary of certain information contained in or incorporated by reference in this Joint Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization (as hereinafter defined) and is qualified in its entirety by reference to the full text of this Joint Proxy Statement/Prospectus and the documents referred to herein.

      Proposed Transaction. The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization and Liquidation (the "Plan of Reorganization") providing for the transfer of all of the assets of the California Tax-Free Fund to the Tax-Exempt Fund (subject to the assumption by the Tax-Exempt Fund of all of the liabilities of the California Tax-Free Fund including those reflected on a statement of assets and liabilities of that Fund as of the close of business on the Valuation Date, as hereinafter defined) in exchange for Tax-Exempt Fund Shares at a closing to be held following the satisfaction of the conditions to the Reorganization (the "Closing"). The aggregate net asset value of full and fractional Tax-Exempt Fund Shares to be issued to shareholders of the California Tax-Free Fund will equal the value of the aggregate net assets of the California Tax-Free Fund as of the close of business on the business day immediately prior to the Closing (the "Valuation Date"). The number of Class A, Class B, Class C and Class D shares (which may hereinafter be referred to collectively as the "shares" or individually as a "share") to be issued to the California Tax-Free Fund will be determined by dividing (a) the aggregate net assets attributable to each class of shares of the California Tax-Free Fund by (b) the net asset value per Class A, Class B, Class C and Class D share, respectively, of the Tax-Exempt Fund, each computed as of the close of business on the Valuation Date. Tax-Exempt Fund Shares will be distributed to shareholders of the California Tax-Free Fund in liquidation of the California Tax-Free Fund, and the California Tax-Free Fund will be dissolved. The proposed transaction described above is referred to in this Joint Proxy Statement/Prospectus as the "Reorganization."

      As a result of the Reorganization, each shareholder will receive, in exchange for his or her shares of the California Tax-Free Fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equal to the value of such shareholder's shares of the California Tax-Free Fund, calculated as of the close of business on the Valuation Date. For example, Class A shareholders of the California Tax-Free Fund would receive Class A shares of the Tax-Exempt Fund.

      At or prior to the Closing, the California Tax-Free Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the California Tax-Free Fund's shareholders all of the California Tax-Free Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing. The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the interests of existing shareholders of the California Tax-Free Fund and the Tax-Exempt Fund, respectively, will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization would be in the best interests of the shareholders of the California Tax-Free Fund and the Tax-Exempt Fund, respectively. See "Information About the Reorganization."

      The Trustees of the Trust recommend that the shareholders of the California Tax-Free Fund vote FOR approval of the Plan of Reorganization.

      Approval of the Plan of Reorganization by the shareholders of the California Tax-Free Fund is a condition of the consummation of the Reorganization. The affirmative vote of the holders of a majority of the outstanding voting shares of such Fund (within the meaning of the 1940 Act), voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. A "majority" vote is defined in the 1940 Act as the vote of the holders of the lesser of (a) 67% or more of the voting shares of the Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the outstanding voting shares of the Fund, voting together as a single class. See "Voting Information."

      Tax Consequences. Counsel to the Funds, Goodwin, Procter & Hoar, has opined that, subject to customary assumptions and representations, upon consummation of the Reorganization and the transfer of substantially all of the assets of the California Tax-Free Fund to the Tax-Exempt Fund: (i) the transfer of all the assets of the California Tax-Free Fund for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of all liabilities of the California Tax-Free Fund will constitute a "reorganization" for federal income tax purposes, and the California Tax-Free Fund and the Tax-Exempt Fund will each be a "party to a reorganization" for federal income tax purposes; (ii) no gain or loss will be recognized by the Tax-Exempt Fund or the California Tax-Free Fund upon the transfer of the California Tax-Free Fund assets to the Tax-Exempt Fund in exchange for Tax-Exempt Fund Shares; (iii) no gain or loss will be recognized by shareholders of the California Tax-Free Fund upon the exchange of shares of the California Tax-Free Fund for Tax-Exempt Fund Shares; (iv) the basis of Tax-Exempt Fund Shares received by each California Tax-Free Fund shareholder pursuant to the Reorganization will be the same as the basis of the California Tax-Free Fund shares exchanged therefor; and (v) the basis of the California Tax-Free Fund assets in the hands of the Tax-Exempt Fund will be the same as the basis of such assets in the hands of the California Tax-Free Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the Reorganization. See "Information About the Reorganization."

      Investment Objectives and Policies. Unlike the California Tax-Free Fund, the Tax-Exempt Fund does not include as an investment objective the earning of interest income exempt from California State personal income taxes. In other respects, however, the investment objectives, policies and restrictions of the Funds are substantially similar. To the extent that there are other differences in the policies and restrictions of the Funds, shareholders should consider such differences. These differences are discussed below under "Comparison of Investment Objectives and Policies."

     The investment objective of the California Tax-Free Fund is to seek a high level of interest income exempt from federal income taxes and California State personal income taxes. The Fund invests primarily in investment grade securities issued by or on behalf of the State of California or its political subdivisions and by other governmental entities. The California Tax-Free Fund may invest up to 20% of the Fund's assets in securities rated below BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager (as hereinafter defined) believes to be of equivalent investment quality to comparably rated securities.

      The investment objective of the Tax-Exempt Fund is to seek a high level of interest income exempt from federal income taxes. The Fund invests primarily in investment grade tax-exempt debt obligations. The Tax-Exempt Fund may invest up to 20% of its assets in securities rated below BBB by S&P or Baa by Moody's, including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager (as hereinafter defined) believes to be of equivalent investment quality to comparably rated securities.

      Management and Other Service Providers. The business affairs of the Trust are managed by its Board of Trustees. For each of the Funds, State Street Research & Management Company (the "Investment Manager") serves as investment adviser, State Street Research Investment Services, Inc. serves as distributor (the "Distributor") and State Street Bank and Trust Company serves as custodian and as transfer agent and dividend paying agent ("SSBT").

      The Investment Manager and the Distributor are indirect wholly-owned subsidiaries of Metropolitan Life Insurance Company ("Metropolitan Life"). SSBT is not affiliated with the Investment Manager, the Distributor, Metropolitan Life, the Trust or the Funds. See "Management."

      Advisory Fees and Expenses. The following tables summarize the shareholder transaction expenses applicable to each Fund and the annual operating expenses for the Funds on an individual basis and for the Tax-Exempt Fund on a pro forma basis after giving effect to the Reorganization. This table is followed by an example illustrating the effect of these expenses on a $1,000 investment in each Fund.

Shareholder Transaction Expenses Applicable to Tax-Exempt Fund and California Tax-Free Fund

                                                      Class A Class B  Class C  Class D
Shareholder Transaction Expenses (1)
   Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)......           4.5%   None     None     None
   Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering price)      None    None     None     None
   Maximum Deferred Sales Charge (as a percentage
      of original purchase price or redemption
      proceeds, as applicable)................           None(2)    5%    None       1%
   Redemption Fees (as a percentage of amount
      redeemed, if applicable).................          None    None     None     None
   Exchange Fees...............................          None    None     None     None
--------------------

(1)Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter, and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in a class of shares with a distribution fee may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules.

(2)Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption.

Table of Expenses of Tax-Exempt Fund (individually and on a pro forma basis) and California Tax-Free Fund

                                                  Tax-Exempt Fund                            California Tax-Free Fund (1)

                                      Class A      Class B     Class C     Class D     Class A     Class B      Class C     Class D
Annual Fund Operating Expenses (as a
   percentage of average net assets)
      Management Fees............      0.55%        0.55%       0.55%       0.55%       0.55%       0.55%        0.55%     0.55%
      12b-1 Fees.................      0.25%        1.00%        None       1.00%       0.25%       1.00%        None      1.00%
      Other Expenses.............      0.36%        0.36%       0.36%       0.36%       0.90%       0.90%        0.90%     0.90%
       Less Voluntary Reduction           -            -           -           -       (0.60%)     (0.60%)      (0.60%)   (0.60%)
                                       ----         ----        ----        ----        ----        ----         ----      ----
       Total Fund Operating Expenses   1.16%        1.91%       0.91%       1.91%       1.10%       1.85%        0.85%     1.85%
                                       ====         ====        ====        ====        ====        ====         ====      ====

                                                 Pro Forma Tax-Exempt Fund (2)


                                      Class A      Class B     Class C     Class D

Annual Fund Operating Expenses (as a
   percentage of average net assets)
      Management Fees...........       0.55%        0.55%       0.55%       0.55%
      12b-1 Fees................       0.25%        1.00%       None        1.00%
      Other Expenses............       0.36%        0.36%       0.36%       0.36%
       Less Voluntary Reduction           -            -           -           -
                                       -----        ----        ----        ----
       Total Fund Operating Expenses   1.16%        1.91%       0.91%       1.91%
                                       =====        ====        ====        ====

---------------------

(1) For the fiscal year ended December 31, 1994, Total Fund Operating Expenses of the California Tax-Free Fund with respect to the average net assets of Class A, Class B, Class C and Class D shares, respectively, would have been 1.72%, 2.46%, 1.45% and 2.44%
    in the absence of the voluntary assumption of fees or expenses by the Distributor and its affiliates. Such assumption of fees or expenses, as a percentage of average net assets, amounted to 0.62%, 0.61%, 0.60% and 0.59% of the Class A, Class B, Class C
    and Class D shares of the Fund, respectively. The amount of fees or expenses assumed during the fiscal year ended December 31,
    1994 differed among classes because of fluctuations during the year in relative levels of assets in each class and in expenses before reimbursement.

(2) Reflects the effect of proposed similar reorganizations of two other state-specific tax-free mutual funds into the
    Tax-Exempt Fund to occur at about the same time as the proposed reorganization described herein.

                                       7

Example:

You would pay the following expenses on a $1,000 investment including, for Class
A shares, the maximum initial sales charge and assuming (1) 5% annual return and
(2) redemption of the entire investment at the end of each time period:



                                             Tax-Exempt Fund                         California Tax-Free Fund

                                   1 Year    3 Years     5 Years    10 Years      1 Year  3 Years    5 Years     10 Years
                                   ------    -------     ------     --------      ------   -------   --------    --------
Class A shares.................     $56        $80        $106        $180          $56      $78       $103       $173
Class B shares(1)..............     $69        $90        $123        $204          $69      $88       $120       $197
Class C shares.................     $ 9        $29        $ 50        $112          $ 9      $27       $47        $105
Class D shares.................     $29        $60        $103        $223          $29      $58       $100       $217

Pro Forma Tax-Exempt Fund
                                   1 Year    3 Years      5 Years    10 Years
                                   ------    -------      -------    --------
Class A shares................      $56       $80          $106        $180
Class B shares(1).............      $69       $90          $123        $204
Class C shares................      $ 9       $29          $ 50        $112
Class D shares................      $29       $60          $103        $223

You would pay the following expenses on the same investment, assuming no redemption:

                                             Tax-Exempt Fund                                   California Tax-Free Fund

                                1 Year       3 Years       5 Years    10 Years        1 Year     3 Years      5 Years    10 Years
------                          -------      -------       --------   --------        ------     -------      -------    --------

Class B (1)................       $19         $60            $103       $204            $19         $58        $100       $197
Class D  ..................       $19         $60            $103       $223            $19         $58        $100       $217


                                        Pro Forma Tax-Exempt Fund

                                1 Year       3 Years         5 Years    10 Years
                                ------       -------         -------    --------
Class B (1)..............         $19          $60             $103       $204
Class D  ..................       $19          $60             $103       $223

--------------------

(1) Ten-year figures assume conversion of Class B shares to Class A shares at the end of eight years.

The example should not be considered as a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

      Multiple Class Structure; Distribution Arrangements. Each Fund has outstanding and offers four classes of shares, which may be purchased through securities dealers which have entered into sales agreements with the Distributor at the next determined net asset value per share plus, in the case of all classes except the Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (the Class B and Class D shares). In the proposed Reorganization, shareholders of the California Tax-Free Fund will receive the corresponding class of shares of the Tax-Exempt Fund which they currently hold in the California Tax-Free Fund. The Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund have identical arrangements with respect to the imposition of initial and contingent deferred sales charges and distribution and service fees as the comparable class of shares of the California Tax-Free Fund. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Tax-Exempt Fund Shares acquired by shareholders of the California Tax-Free Fund pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization. However, holders of the Tax-Exempt Fund Shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the California Tax-Free Fund. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B and Class D shares of the Tax-Exempt Fund, the holding period of the redeemed shares is "tacked" to the holding period of the California Tax-Free Fund. See "Comparative Information on Distribution Arrangements."

      Dividends. The Funds have identical policies with regard to dividends and distributions. Each Fund's policy is to declare a dividend each day in an amount based on monthly projections of its future net investment income and will pay such dividends monthly. Consequently, the amount of each daily dividend may differ from actual net investment income as determined under generally accepted accounting principles. Each daily dividend is payable to shareholders of record at the time of its declaration (for this purpose, including only holders of shares purchased for which payment has been received by the transfer agent and excluding holders of shares redeemed on that day). After the closing of the Reorganization, California Tax-Free Fund shareholders who currently have dividends reinvested will continue to have dividends reinvested in the Tax-Exempt Fund and those who currently have capital gains reinvested will continue to have capital gains reinvested in the Tax-Exempt Fund. The number of shares received in connection with any such reinvestment will be based upon the net asset value per share of the applicable class of shares of the Tax-Exempt Fund in effect on the record date. See "Comparative Information on Shareholder Services."

      Exchange Rights. Each Fund currently has identical exchange privileges. Shareholders of the California Tax-Free Fund may exchange their shares for shares of a corresponding class of shares, when available, of certain funds as determined by the Distributor, at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other such fund may similarly exchange their shares for shares of an available corresponding class of the California Tax-Free Fund. See "Comparative Information on Shareholder Services."

      Redemption Procedures. Each Fund offers the same redemption features, including the acceptance of redemption requests by mail, telephone and wire, provided that applicable conditions are met. Any request to redeem shares of the California Tax-Free Fund received and processed prior to the Reorganization will be treated as a redemption of shares of the California Tax-Free Fund. Any request to redeem shares received or processed after the Reorganization will be treated as a request to redeem shares of the Tax-Exempt Fund. See "Comparative Information on Shareholder Services."

      Minimum Account Size. Each Fund reserves the right to redeem an account if the aggregate value of the shares in such account is less than $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Currently, the maintenance fee is $18 annually. The Tax-Exempt Fund shareholder accounts established pursuant to the Reorganization with a value of less than $1,500 will therefore be subject to redemption upon 60 days' prior notice or the annual maintenance fee. During such 60-day period, a shareholder will have the option of avoiding such redemption or maintenance fee by increasing the value of the account to $1,500 or more.

      Certain Affiliations. To the extent that the Investment Manager and its affiliates may own 5% or more of the California Tax-Free Fund, such Fund may be deemed to be an "affiliated person," as defined in the 1940 Act, of the Investment Manager or its affiliates. See "Information About the
Reorganization."

                                  RISK FACTORS


      The investment risks of both Funds are generally similar because of the similarities of investment objectives and policies of the Funds. However, the California Tax-Free Fund's ability to achieve its investment objective depends on the ability of the issuers of California municipal obligations to meet their continuing obligations for the payment of principal and interest, whereas the Tax-Exempt Fund is subject to an investment restriction that prohibits more than 25% of the assets of the Fund from being invested in securities of issuers conducting their principal activities in the same state. See "Comparison of Investment Objectives and Policies." Such risks are more fully discussed under the caption "The Fund's Investments" in the Prospectus of the Tax-Exempt Fund enclosed with this Joint Proxy Statement/Prospectus and under the caption "The Fund's Investments" in the Prospectus of the California Tax-Free Fund (available upon request).


      The Tax-Exempt Fund invests primarily in notes and bonds issued by or on behalf of state and local governmental units. The California Tax-Free Fund invests primarily in obligations issued by or on behalf of the State of California, its political subdivisions, municipalities and public authorities and by other governmental entities. In the case of each Fund, the value of such investments will generally fluctuate inversely with changes in prevailing interest rates. When interest rates increase, the value of debt securities and shares of a Fund can be expected to decline.

      There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Tax-exempt bonds are subject to relative degrees of credit risk and market volatility. Credit risk relates to the issuer's (and any guarantor's) ability to make timely payments of principal and interest. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt bond market and other market factors.

                         REASONS FOR THE REORGANIZATION


      In reaching the decision to recommend that the shareholders of the California Tax-Free Fund vote to approve the Reorganization, the Board of Trustees, including the Trustees who are not interested persons of the Trust, concluded that the Reorganization would be in the best interests of the respective Funds and that the interests of existing shareholders of the respective Funds will not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the smaller size and higher gross expenses of the California Tax-Free Fund compared to the Tax-Exempt Fund and the efficiencies resulting from combining the operations of two separate funds with the same investment manager, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

      As reflected in the capitalization table in "Information About the Reorganization--Capitalization" set forth below, the California Tax-Free Fund is small in size. As a result, its gross expenses are relatively high and have been subsidized by the Distributor since inception; see "Table of Expenses of Tax-Exempt Fund (individually and on a pro forma basis) and California Tax-Free Fund" set forth in the "Summary" above. The Distributor reserves the right to discontinue at any time its voluntary subsidization of expenses of the California Tax-Free Fund; consequently, such Fund's expenses could increase in the future. On the other hand, the Tax-Exempt Fund has substantially more assets and a lower, unsubsidized expense ratio. By combining the assets of the two Funds, each Fund could, over time, possibly benefit from certain economies of scale. In particular, greater portfolio diversification and more efficient portfolio management could result from a larger asset base. Greater diversification is expected to be beneficial to shareholders because it may reduce the negative effect which the adverse performance of any one portfolio security may have on the performance of the portfolio as a whole. Because each Fund has the same investment adviser, custodian and distributor, combining the Funds could, over time, produce administrative economies of scale, resulting in net benefits to the Funds' shareholders. The Trustees considered, among other things, the benefit to the Funds of elimination of duplication of services such as producing separate prospectuses and shareholder reports.

      The above-cited benefits offset, in whole or in part, the loss to the shareholders of the California Tax-Free Fund of having a fund more devoted to investments which produce income which is tax-exempt for both federal and California income tax purposes, as compared to the Tax-Exempt Fund which focuses primarily on securities exempt from federal income taxes. Income from the Tax-Exempt Fund will be subject to more California State personal income tax than the income from the California Tax-Free Fund.


      The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the shareholders of the California Tax-Free Fund and recommend that shareholders of the California Tax-Free Fund vote FOR the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION


      At a meeting held on August 2, 1995, the Board of Trustees of the Trust approved the Plan of Reorganization substantially in the form set forth as Exhibit A to this Joint Proxy Statement/Prospectus.

      Plan of Reorganization. The Plan of Reorganization provides that, at the Closing, the Tax-Exempt Fund will acquire all of the assets of the California Tax-Free Fund (subject to the assumption by the Tax-Exempt Fund of all of the liabilities of the California Tax-Free Fund including all liabilities reflected on an unaudited statement of assets and liabilities) in exchange for Tax-Exempt Fund Shares. The aggregate net asset value of full and fractional Tax-Exempt Fund Shares to be issued to shareholders of the California Tax-Free Fund will equal the value of the aggregate net assets of the California Tax-Free Fund as of the close of business on the Valuation Date. The number of Class A, Class B, Class C and Class D shares to be issued to the California Tax-Free Fund will be determined by dividing (a) the aggregate net assets in each class of shares of the California Tax-Free Fund by (b) the net asset value per Class A, Class B, Class C and Class D share, respectively, of the Tax-Exempt Fund, each computed as of the close of business on the Valuation Date. Portfolio securities of the California Tax-Free Fund and the Tax-Exempt Fund will be valued in accordance with the valuation practices of the Tax-Exempt Fund which are described under the caption "Purchase of Shares" in the Tax-Exempt Fund Prospectus and which are substantially identical to those of the California Tax-Free Fund.

      The Tax-Exempt Fund will assume all liabilities, including all expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the California Tax-Free Fund prepared as of the close of business on the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period. Such statement of assets and liabilities will reflect all liabilities known to the California Tax-Free Fund and the Tax-Exempt Fund as of the date thereof. At or prior to the Closing, the California Tax-Free Fund shall declare a dividend or dividends which, together with all prior such dividends, shall have the effect of distributing to the California Tax-Free Fund's shareholders all of the California Tax-Free Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing.


      At or as soon as practicable after the Closing, the California Tax-Free Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional Tax-Exempt Fund Shares received by the California Tax-Free Fund. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of the Tax-Exempt Fund in the name of each such shareholder of the California Tax-Free Fund, representing the respective pro rata number of full and fractional Tax-Exempt Fund Shares due such shareholder. All of the Tax-Exempt Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of the Tax-Exempt Fund at the price in effect as described in the Tax-Exempt Fund's Prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the California Tax-Free Fund's transfer agent. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the California Tax-Free Fund will be deemed for all purposes to evidence ownership of the number of Tax-Exempt Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of Class A or Class C of the California Tax-Free Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to SSBT as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Tax-Exempt Fund Shares issuable with respect thereto. All Class B and Class D shares of the Tax-Exempt Fund are held of record in book entry form and no certificates for such shares will be issued.

      Notwithstanding approval by shareholders of the California Tax-Free Fund, the Plan of Reorganization may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective Trustees, officers or shareholders, by either party on written notice to the other party if circumstances should develop that, in the opinion of the Trust, make proceeding with the Reorganization inadvisable. The Plan of Reorganization may be amended, waived or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust; provided, however, that following the Meeting, no such amendment, waiver or supplement may have the effect of changing the provision for determining the number of Tax-Exempt Fund Shares to be issued to the California Tax-Free Fund shareholders to the detriment of such shareholders without their further approval. The expenses incurred in connection with entering into and carrying out the provisions of the Plan of Reorganization, whether or not the Reorganization is consummated, will be apportioned between Distributor and the Funds in a fair and equitable manner.


      Description of Tax-Exempt Fund Shares. Full and fractional shares of the Tax-Exempt Fund will be issued to the California Tax-Free Fund shareholders in accordance with the procedures under the Plan of Reorganization as described above. Each share will be fully paid and nonassessable by the Trust when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Board of Trustees of the Trust may grant in its discretion.

      Federal Income Tax Consequences. Counsel to the Funds, Goodwin, Procter & Hoar, has opined that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes: (i) the transfer of all the assets of the California Tax-Free Fund in exchange for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of all liabilities of the California Tax-Free Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the California Tax-Free Fund and the Tax-Exempt Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the California Tax-Free Fund or the Tax-Exempt Fund upon the transfer of the California Tax-Free Fund assets to the Tax-Exempt Fund in exchange for Tax-Exempt Fund Shares; (iii) no gain or loss will be recognized by shareholders of the California Tax-Free Fund upon the exchange of the California Tax-Free Fund shares for Tax-Exempt Fund Shares; (iv) the basis of Tax-Exempt Fund Shares received by each California Tax-Free Fund shareholder pursuant to the Reorganization will be the same as the basis of the California Tax-Free Fund shares exchanged therefor; (v) the basis of the California Tax-Free Fund assets in the hands of the Tax-Exempt Fund will be the same as the basis of such assets in the hands of the California Tax-Free Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the consummation of the Reorganization. If the transfer of the assets of the California Tax-Free Fund in exchange for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of the liabilities of the California Tax-Free Fund do not constitute a tax-free reorganization, each California Tax-Free Fund shareholder will recognize gain or loss equal to the difference between the value of Tax-Exempt Fund Shares such shareholder acquires and the tax basis of such shareholder's California Tax-Free Fund shares.


      Shareholders of the Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Funds should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.


      Capitalization. The following table sets forth the capitalization of the California Tax-Free Fund and the Tax-Exempt Fund as of June 30, 1995, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of 1.0005, 1.0023, 1.0042 and 1.0029 for Class A, Class B, Class C and Class D shares, respectively, of the Tax-Exempt Fund issued for each Class A, Class B, Class C and Class D share, respectively, of the California Tax-Free Fund.

                                                California
                                  Tax-Exempt     Tax-Free    Combined After
                                     Fund          Fund      Reorganization (1)


Net assets (in millions)......        $272.3        $28.6         $328.8

Net asset value per share
     Class A..................        $7.82         $7.82          $7.82
     Class B..................        $7.81         $7.83          $7.81
     Class C..................        $7.80         $7.83          $7.80
     Class D..................        $7.81         $7.83          $7.81

Shares outstanding
     Class A..................   29,860,742     1,032,698      32,233,417
     Class B..................    4,779,340       444,447       6,256,343
     Class C..................       46,835     2,088,885       3,031,409
     Class D..................      144,825        89,776         547,027

--------------

(1) Reflects the effect of proposed similar reorganizations of two other state-specific tax-free mutual funds into the Tax-Exempt Fund to occur at about the same time as the proposed reorganization described herein. The combined assets as of June 30, 1995 of all three funds to be reorganized into the Tax-Exempt Fund was $56.5 million.


     The table set forth above should not be relied on to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.


      The following table sets forth the number of outstanding shares of beneficial interest of each Fund as of June 30, 1995, and the approximate percentages of the outstanding shares of each Fund that were beneficially owned by the Investment Manager, the Distributor and Metropolitan Life, their indirect parent. As a result of such ownership, the consummation of the Reorganization is subject to the receipt of exemptive relief from the Securities and Exchange Commission from certain provisions of the 1940 Act. An application for an exemption has been filed that, if granted, would permit the Reorganization to be completed as described in this Joint Proxy Statement/Prospectus. There can be no assurance that the relief sought will be obtained, although the type of relief sought has been obtained by others in similar situations. The Board of Trustees of the Trust does not know of any other person who beneficially owned 5% or more of the total outstanding shares of either Fund as of June 30, 1995. In addition, as of such date, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each of the California Tax-Free Fund and the Tax-Exempt Fund. The Investment Manager and its affiliates have indicated to the Trust that with respect to their shares of the California Tax-Free Fund they intend to vote for and against the proposal in the same relative proportion as do the other shareholders of the California Tax-Free Fund who cast votes at the Meeting.

                             Outstanding Shares Owned    Outstanding Shares Owned  Outstanding Shares Owned
                             by Metropolitan Life           by the Distributor     by the Investment Manager

                        Total Shares   Number    % of Total        Number   % of Total    Number   % of Total
Name of Fund             Outstanding  of Shares   Outstanding     of Shares  Outstanding  of Shares Outstanding

California Tax-Free Fund  3,655,806    392,358       10.7                1      0.0          --        --
Tax-Exempt Fund          34,831,742     61,257        0.2           13,825      0.0          --        --

                  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


      Information about the investment objectives and policies of the California Tax-Free Fund and the Tax-Exempt Fund is summarized below. More complete information regarding the same is set forth in the Prospectus of the Tax-Exempt Fund dated May 1, 1995 which is incorporated by reference herein and enclosed herewith, the Prospectus of the California Tax-Free Fund dated May 1, 1995 which is incorporated by reference herein, and in the Statement of Additional Information which has been filed with the Securities and Exchange Commission in connection with the Reorganization. Shareholders should consult such Prospectuses and the Statement of Additional Information for a more thorough comparison.

      Investment Objectives. The investment objective of the California Tax-Free Fund is to seek a high level of interest income exempt from federal income taxes and California State personal income taxes. The Fund invests primarily in investment grade securities issued by or on behalf of the State of California or its political subdivisions and by other governmental entities. The California Tax-Free Fund may invest up to 20% of the Fund's assets in securities rated below BBB by S&P or Baa by Moody's, including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager believes to be of equivalent investment quality to comparably rated securities.

      The investment objective of the Tax-Exempt Fund is to seek a high level of interest income exempt from federal income taxes. The Fund invests primarily in investment grade tax-exempt debt obligations. The Fund may invest up to 20% of the Fund's assets in securities rated below BBB by S&P or Baa by Moody's or unrated securities that the Investment Manager believes to be of equivalent investment quality to comparably rated securities.

      There are differences in the investment objectives of the two Funds. Under normal circumstances, substantially all of the dividends paid by the California Tax-Free Fund are expected to be exempt from both federal and California State personal income taxes; dividends paid by the Tax-Exempt Fund are generally exempt only from federal income tax. The California Tax-Free

Fund invests primarily in securities issued by or on behalf of the State of California or its political subdivisions. The Tax-Exempt Fund's investment objective, in contrast, does not obligate it to invest primarily in securities issued by or on behalf of the State of California or its political subdivisions; rather, it invests in securities issued by a variety of state and local governmental units. Both Funds, however, generally invest in debt securities with interest income exempt from federal income taxes, pursue substantially similar strategies of achieving their investment objective and are subject to similar investment restrictions.

      Investment Restrictions. While the investment restrictions of the California Tax-Free Fund are similar in certain respects to those of the Tax-Exempt Fund, there are subtle differences. Set forth below is a summary of the similarities of and differences between the existing investment restrictions of the California Tax-Free Fund and the investment restrictions of the Tax-Exempt Fund. The summary is qualified in its entirety by reference to and is made subject to the complete text of the investment restrictions of each Fund, which are set forth in the Statement of Additional Information. The investment objective of each Fund and certain of the investment restrictions of each Fund are deemed fundamental, which means that they may not be changed without the approval of a majority of such Fund's outstanding voting securities (as defined in the 1940 Act). Investment restrictions which are not deemed fundamental may be changed by a Fund's Trustees without shareholder approval.


1. The Tax-Exempt Fund has a fundamental investment restriction which prohibits the Fund from investing in a security if the transaction would result in more than five percent of the Fund's total assets being invested in any one issuer or if the transaction would result in the Fund's owning more than ten percent of the voting securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government). The California Tax-Free Fund has a fundamental investment restriction which prohibits the Fund from investing in a security if the transaction would result in, with respect to 75% of the Fund's total assets, more than five percent of the Fund's total assets being invested in any one issuer or if the transaction would result in the Fund's owning more than ten percent of the voting securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government or to repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations).

2. The Tax-Exempt Fund is subject to a fundamental restriction that prohibits the purchase of securities of issuers that have been in continuous operation for less than three years if such purchase would cause more than five percent of the total assets of the Fund to be invested in the securities of such issuers, unless such securities are rated BBB or higher by S&P or Ba or higher by Moody's. These restrictions do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government. The California Tax-Free Fund has a substantially similar restriction; however, the Fund excludes from this restriction repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations.

3. Both Funds are subject to a fundamental investment restriction which states that the Fund may not issue senior securities.

4. Both Funds have a fundamental investment restriction prohibiting underwriting or participating in the marketing of securities of other issuers. For each Fund, this restriction however, provides an exception for such Fund if it were to purchase securities of other issuers for investment, either from the issuers, persons in a control relationship with the issuers or from underwriters of such securities. The applicable restriction on the California Tax-Free Fund provides an exception in circumstances where, in connection with the disposition of the Fund's securities, the Fund may be deemed an underwriter under certain federal securities laws.

5. Both Funds have a fundamental investment restriction prohibiting the purchase or sale of fee simple interests in real estate. The California Tax-Free Fund's restriction clarifies, however, that such Fund may purchase and sell other interests in real estate including securities which are secured by real estate or securities of companies which own or invest or deal in real estate.

6. The Tax-Exempt Fund has a fundamental investment restriction prohibiting the Fund from investing in commodities or commodity contracts, except that the Fund may invest in financial futures contracts and options on futures contracts. The California Tax-Free Fund is subject to a fundamental investment restriction prohibiting it from investing in commodities or commodity contracts in excess of ten percent of the Fund's total assets (except for investments in futures contracts and options on futures contracts on securities or securities indices).

7. Both Funds have fundamental investment restrictions prohibiting the Funds from conducting arbitrage transactions (subject to certain exceptions such as that the Fund may invest in futures and options for hedging purposes).

8. Both Funds are subject to substantially similar fundamental investment restrictions which prohibit the lending of assets of the Funds, subject to exceptions for the purchase of bonds, debentures, notes and similar obligations (including repurchase agreements) in accordance with each Fund's investment policies and objectives. In addition, the California Tax-Free Fund may lend portfolio securities without violating this restriction.

9. Both Funds have a fundamental investment restriction regarding illiquid securities which states that the Fund may not invest more than ten percent of its total assets in illiquid securities, including securities restricted as to resale and repurchase agreements extending for more than seven days and, in the case of the Tax-Exempt Fund, other securities which are not readily marketable. The California Tax-Free Fund also includes options not listed and traded on any national securities exchange in the definition of illiquid securities. A current nonfundamental policy of the California Tax-Free Fund prohibits the Fund from investing more than five percent of the Fund's total assets in restricted securities, while the same prohibition is a fundamental investment restriction of the Tax-Exempt Fund.

10. Both Funds have fundamental investment restrictions prohibiting them from investing in interests in oil, gas or other mineral exploration or development programs, subject to certain exceptions. The Tax-Exempt Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such exploration programs. The California Tax-Free Fund, on the other hand, may invest in securities issued by companies which invest in or sponsor such exploration programs and in securities indexed to the price of oil, gas or other minerals.

 11. The California Tax-Free Fund is subject to a fundamental investment restriction which prohibits the Fund from making an investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry. This restriction does not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations). The Tax-Exempt Fund does not have such a restriction.

12. The Tax-Exempt Fund is subject to a fundamental investment restriction which prohibits the Fund from making an investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers conducting their principal activities in the same state. This restriction does not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government. The California Tax-Free Fund does not have such a restriction.

13. The Tax-Exempt Fund is subject to a fundamental investment restriction that prohibits the borrowing of money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, and then not in an amount in excess of ten percent of the value of its total assets, provided that reverse repurchase agreements shall not exceed five percent of its total assets and that additional investments will be suspended during any period when borrowing exceeds five percent of total assets. The California Tax-Free Fund has a fundamental investment restriction stating that the Fund may not borrow money except for borrowings from banks for extraordinary and emergency purposes, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing. In addition, as a matter of current operating, but not fundamental, policy, the California Tax-Free Fund will not purchase additional portfolio securities at any time when it has outstanding money borrowings in excess of five percent of the Fund's total assets (taken at current value).

14. Pursuant to a nonfundamental investment restriction, neither Fund may purchase securities of any company in which any officer or Trustee of such Fund or its investment adviser owns more than one half of one percent of the outstanding securities, or in which all of the officers and Trustees of such Fund and its investment adviser, as a group, own more than five percent of such securities.

15. Both Funds have a nonfundamental investment restriction stating that the Fund may not hypothecate, mortgage or pledge any of its assets except to secure permitted borrowings (and then, in the case of the Tax-Exempt Fund, not in excess of ten percent of the Tax-Exempt Fund's assets). Under each Fund's restriction, financial futures and options on financial futures are not deemed to involve a pledge of assets.

16. Both Funds have a nonfundamental investment restriction stating that the Fund may not invest in companies for the purpose of exercising control over the management of such companies.

17. Pursuant to substantially similar nonfundamental investment restrictions, each Fund may not invest in securities of any other investment company, except in connection with a merger, consolidation or similar reorganization, if such investment would represent more than three percent of the outstanding voting stock of such other company or more than five percent of the value of the total assets of the Fund, or if such investments in the aggregate would exceed ten percent of the value of the total assets of the Fund.

18. The California Tax-Free Fund has a nonfundamental investment restriction prohibiting the Fund from purchasing securities on margin or making short sales of securities or maintaining a short position, except for short sales "against the box" (as a matter of current operating, but not fundamental policies, the Fund will not make short sales or maintain a short position unless not more than five percent of the Fund's net assets (taken at current value) is held as collateral for such sales at any time). Similarly, the Tax-Exempt Fund is subject to a nonfundamental investment restriction barring it from purchasing securities on margin, making short sales of securities or purchasing or dealing in puts, calls, straddles or spreads with respect to any security, except in connection with the purchase or writing of options, including options on financial futures, and futures contracts.

19. The California Tax-Free Fund is subject to a nonfundamental investment restriction prohibiting the Fund from investing in warrants which would comprise more than five percent of the value of its total assets. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value. The Tax-Exempt Fund is not subject to such a restriction.


                COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

      Class A shares of each Fund are subject to (i) an initial sales charge of up to 4.5% and (ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.

     Class B shares of each Fund are subject to (i) a contingent deferred sales charge (declining from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.

      Class C shares of each Fund are offered only to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.

      Class D shares of each Fund are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares.

      Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Tax-Exempt Fund Shares acquired by shareholders of the California Tax-Free Fund pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization. However, holders of the Tax-Exempt Fund Shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the California Tax-Free Fund.

      Each Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with the regulations promulgated under the 1940 Act. Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

            Class of Shares
             of Each Fund           Service Fee       Distribution Fee
             ------------           -----------       ----------------
                  A                    0.25%                None
                  B                    0.25%                0.75%
                  C                    None                 None
                  D                    0.25%                0.75%

      Some or all of the service fees are used to reimburse securities dealers (including securities dealers that are affiliates of the Distributor) for personal services and/or the maintenance of shareholder accounts. In addition, the Distributor generally pays an initial commission to dealers for the sale of shares of each Fund with a portion of such commission representing payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares of each Fund are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares of each Fund are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and/or the maintenance of shareholder accounts.

      The distribution fees are used primarily to offset initial and ongoing commissions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers. Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid to affiliates by the Fund), have also been authorized pursuant to the Distribution Plan.

      Class A shares of the Funds may be purchased without a sales charge by certain Trustees, directors, officers, employees, their relatives and other persons directly or indirectly related to the Funds or affiliated entities. Class A shares of the Funds may also be sold at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements or managed fee-based programs.


                  COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

      Each Fund offers the same shareholder services, including the Open Account System, reinvestment privileges, a systematic withdrawal plan, a dividend allocation plan, telephone purchases, telephone exchanges, telephone redemptions and access to the Investamatic Check Program, an automatic investment program. Because each Fund currently offers the same shareholder services, after the closing of the proposed Reorganization the same services will continue to be available to the shareholders of the California Tax-Free Fund.


                                    FISCAL YEAR

      Both Funds operate on fiscal years ending December 31.


                                    PERFORMANCE


Tax-Exempt Fund

      The following is a discussion of the performance of the Tax-Exempt Fund for the six months ended June 30, 1995 and the fiscal year ended December 31, 1994.

      The six months ended June 30, 1995 were better than the year ended December 31, 1994. The Fund had a positive return through the first half of 1995, although it trailed the average for its category because the portfolio was conservatively positioned. The Fund had shortened its duration (a measure of a fund's sensitivity to interest rate changes) to protect it if interest rates increased, as had happened throughout 1994. When interest rates fell sharply instead, the Fund did not enjoy the full benefit of the market rally.

      The Fund has extended its duration slightly, which will help in an environment of falling rates. In addition, the Fund has upgraded the quality of bonds in the portfolio and increased the percentage of insured bonds. As of June 30, 1995, the bonds in the portfolio had an average credit quality of AA.

      Average Annual Total Return for periods ended June 30, 1995:

                                        Life of Fund
          1 year         5 years        (since 8/25/86)
-------   ------         -------        ---------------
Class A   +1.46%         +6.21%             +6.49%
Class B   +0.32%         +6.53%             +6.84%
Class C   +6.38%         +7.25%             +7.08%
Class D   +4.32%         +6.83%             +6.84%


      In 1994, the bond market was repeatedly buffeted by uncertainty over the strength of the economy and the timing of the Fed's next rate increase. When the municipal bond market declined sharply in February, March and April 1994, the Fund attempted to reduce risk in the portfolio by replacing longer-term bonds with less interest-rate-sensitive, shorter-term bonds. In some cases the Fund sold bonds for losses and replaced them with higher-yielding, more defensive bonds. The Fund also increased the quality of the portfolio, because higher quality bonds tend to perform better in weak markets.

      The portfolio holds a number of bonds from so-called "specialty states"--states where there are tax incentives to buy in-state bonds or where bonds tend to be in short supply. Typically, demand is fairly consistent for such bonds, which can be advantageous in a bad market. Specialty states include Massachusetts, North Carolina (which also offers very high quality), New York, Ohio and Connecticut.


Comparison Of Change In Value Of A $10,000 Investment In Tax-Exempt Fund And The Lehman Municipal Bond Index

State Street Research Tax-Exempt Fund - Class A

                                LINE CHART DATA
                           (INCEPTION VALUE = $9,550)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $ 9,550                  $10,000
12/31/86                 9,889                   10,371
12/31/87                 9,748                   10,527
12/31/88                11,063                   11,597
12/31/89                12,128                   12,849
12/31/90                12,713                   13,785
12/31/91                14,213                   15,459
12/31/92                15,538                   16,821
12/31/93                17,420                   18,888
12/31/94                16,218                   17,911


State Street Research Tax-Exempt Fund - Class B

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,165                   18,888
12/31/94                16,786                   17,911


State Street Research Tax-Exempt Fund - Class C

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,224                   18,888
12/31/94                17,028                   17,911



State Street Research Tax-Exempt Fund - Class D

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,163                   18,888
12/31/94                16,784                   17,911



All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Tax-Exempt Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. In March 1992, the Tax-Exempt Fund changed its investment objective to eliminate requirements that specify that a percentage of the Tax-Exempt Fund be invested in certain rating categories. Previously, it was required to invest 80% in securities rated A, BBB, BB or better. Past performance, therefore, may not be indicative of future results. Shares of the Tax-Exempt Fund had no class designations until June 7, 1993, when designations were assigned based on the pricing and 12b-1 fees applicable to shares sold thereafter. Performance data for a specified class include periods prior to the adoption of class designations. "A" share returns for each of the periods reflect the maximum 4.5% sales charge. "B" share returns for the 1- and 5-year periods reflect a 5% and a 2% contingent deferred sales charge, respectively. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. "D" share return for the 1-year period reflects a 1% contingent deferred sales charge. Performance for "B" and "D" shares prior to June 7, 1993, reflects annual 12b-1 fees of 0.25% and performance thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance. The Lehman Muni Bond Index represents approximately 15,000 fixed-coupon, investment-grade municipal bonds. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

      Further information about each Fund's performance is contained in each Fund's annual and semiannual reports, which may be obtained without charge by writing to the Funds at One Financial Center, Boston, Massachusetts 02111, or calling (800) 562-0032.

                   COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

      General. The California Tax-Free Fund and the Tax-Exempt Fund are series of the Trust which was established in 1985 under the laws of The Commonwealth of Massachusetts. The California Tax-Free Fund commenced operations in 1989, and the Tax-Exempt Fund commenced operations in 1986. Both Funds are governed by a Second Amended and Restated Master Trust Agreement dated June 5, 1993, as further amended thereafter. As a Massachusetts business trust, the Trust's operations are governed by its Master Trust Agreement and applicable federal and Massachusetts laws. The above-referenced Master Trust Agreement may hereinafter be referred to as the "Master Trust Agreement."


      Shares of the California Tax-Free Fund and the Tax-Exempt Fund. The beneficial interests in each of the California Tax-Free Fund and the Tax-Exempt Fund are represented by transferable shares, par value $.001 per share. The Master Trust Agreement permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series. As of the date hereof, the Trust has five operating series: the California Tax-Free Fund, the Tax-Exempt Fund, State Street Research New York Tax-Free Fund, State Street Research Florida Tax-Free Fund and State Street Research Pennsylvania Tax-Free Fund. Each share of any Trust series represents an equal proportionate interest in the assets and liabilities, excluding differences in class expenses, belonging to that series. As such, each share is entitled to dividends and distributions out of the income (after expenses) belonging to that series as declared by the Board of Trustees.

      Voting Requirements. Generally, the provisions of the Master Trust Agreement of the Trust may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, by an instrument in writing signed by a majority of the then Trustees (or by an officer of such Trust pursuant to the vote of a majority of such Trustees). Generally, any amendment to the Trust's Master Trust Agreement that adversely affects the rights of shareholders of one or more series may be adopted by a majority of the then Trustees of the Trust when authorized by shareholders holding a majority of the shares entitled to vote.

      Voting Rights. The Master Trust Agreement of the Trust provides that special meetings of shareholders for any purpose requiring action by shareholders under such Master Trust Agreement or the Trust's By-laws shall be called upon the written request of holders of at least ten percent of the outstanding shares of the Trust or, as the context may require, a series thereof. The Master Trust Agreement of the Trust provides in general that shareholders have the power to vote only on the following matters, each as more fully described in such Master Trust Agreements: (i) the election or removal of Trustees as provided in the Master Trust Agreement; (ii) with respect to certain contracts, such as contracts for investment advisory or management services, to the extent required as provided in the Master Trust Agreement as a whole; (iii) with respect to any termination or reorganization of the Trust; (iv) an amendment of the Master Trust Agreement as provided in the Master Trust Agreement; (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust, any Sub-Trust thereof or its stockholders; and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Master Trust Agreement, the By-laws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing matters will involve separate votes of one or more series of a Trust, while others will require a vote of the Trust's shareholders as a whole.

      Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust. The Master Trust Agreement of the Trust provides for indemnification, under certain circumstances, out of Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such, and not because of such shareholder's acts or omissions or for some other reason, for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Trust to be remote since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself would be unable to meet its obligations.


      Liability of Trustees and Officers. Under the Master Trust Agreement of the Trust, Trustees and officers will be indemnified, under certain circumstances, for all liabilities, including the expenses of litigation, against them unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, such determination to be based upon the outcome of a court action or administrative proceeding or a reasonable determination, following a review of the facts, by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for these expenses provided that the Trustee or officer undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met. It should be noted that it is the view of the staff of the Securities and Exchange Commission that to the extent that any provisions such as those described above are inconsistent with the 1940 Act including Section 17 thereof, the provisions of the 1940 Act are preemptive.

      The foregoing is only a summary of certain of the provisions of the Trust's Master Trust Agreement and By-laws. Shareholders should refer directly to the provisions of the Master Trust Agreement and By-laws for their full text.


                                   MANAGEMENT


      The investment manager for each of the Funds is State Street Research & Management Company. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Funds, subject to the authority of the Board of Trustees. As of June 30, 1995, the Investment Manager had assets of approximately $26.2 billion under management.


     The portfolio manager for the Tax-Exempt Fund is Susan W. Drake. Ms. Drake has managed the Tax-Exempt Fund since 1990. Ms. Drake's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years, she has also served as a securities analyst for State Street Research & Management Company.

     The portfolio manager for the California Tax-Free Fund is Paul J. Clifford. Mr. Clifford has managed the California Tax-Free Fund since 1993. Mr. Clifford's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years, he has also served as a securities analyst for State Street Research & Management Company.


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

      Information about the Tax-Exempt Fund is included in its current Prospectus dated May 1, 1995, a copy of which is included herewith and incorporated by reference herein. Additional information about the Tax-Exempt Fund is included in the Fund's Statement of Additional Information dated May 1, 1995. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to State Street Research Tax-Exempt Fund, One Financial Center, Boston, Massachusetts 02111, or by calling (800) 562-0032.

      Information about the California Tax-Free Fund is included in its current Prospectus dated May 1, 1995, which is incorporated by reference herein. Additional information about the California Tax-Free Fund is included in the Fund's Statement of Additional Information dated May 1, 1995. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to State Street Research California Tax-Free Fund, One Financial Center, Boston, Massachusetts 02111 or by calling
(800) 562-0032.

      Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files proxy material, reports and other information with the Securities and Exchange Commission. These reports can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549, as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington DC 20549 at prescribed rates.

                               VOTING INFORMATION


      Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person or by submitting a written notice of revocation or a later-dated proxy to the Trust at the address of the Trust set forth on the cover page of this Joint Proxy Statement/Prospectus prior to the date of the Meeting. Shareholders of record of the California Tax-Free Fund at the close of business on October 13, 1995 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting of the Fund or to vote at any adjournments thereof. This Joint Proxy Statement/Prospectus, proxies and accompanying Notice of Meeting were first sent or given to shareholders of the Funds on or about October 20, 1995.


      As of the Record Date, there were approximately 973,060, 418,355, 1,944,200 and 90,989 issued and outstanding Class A, Class B, Class C and Class D shares, respectively, of the California Tax-Free Fund. Each share of such Fund is entitled to one vote, with a proportionate vote for each fractional share.

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the shares represented thereby will be voted in accordance with the instructions on the proxy. Unless instructions to the contrary are marked thereon, the proxy will be voted for the proposal described herein and, in the discretion of the persons named herein as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Meeting or any adjournments thereof. The Board of Trustees does not currently know of any matter to be considered at the Meeting other than the proposal to approve the Plan of Reorganization.


      The affirmative vote of the holders of a majority of the outstanding voting shares of the California Tax-Free Fund (within the meaning of the 1940
Act), voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. Under the 1940 Act, the vote of a majority of the outstanding voting shares means the vote of the lesser of (a) 67% or more of the voting shares of a Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the outstanding voting shares of a Fund, voting together as a single class. Approval of the Plan of Reorganization by the shareholders of the California Tax-Free Fund is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Trustees of the Trust will continue the management of the California Tax-Free Fund and the Tax-Exempt Fund, respectively, and may consider other alternatives in the best interests of each Fund's shareholders.

      The holders of a majority of the shares entitled to vote of the California Tax-Free Fund outstanding at the close of business on the Record Date present in person or represented by proxy constitute a quorum for the Meeting; however, as noted above, the affirmative vote of a majority of the voting shares of such Fund, voting together as a single class (within the meaning of the 1940 Act) is required to approve the Reorganization. In the event a quorum is not present at the Meeting or in the event a quorum is present at the Meeting but sufficient votes to approve the Plan of Reorganization are not received, the persons named as proxies may propose one or more adjournments, without further notice to shareholders, of the Meeting to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders.

     For purposes of determining the presence of a quorum for transacting business at the Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the California Tax-Free Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposals to be acted upon at the Meeting.


      Expenses of the Reorganization will be apportioned between the Distributor and the Funds in a fair and equitable manner. Expenses will be allocated to the Tax-Exempt Fund and the California Tax-Free Fund in an appropriate manner on the basis of identifiable direct costs or otherwise on the basis of relative net assets and the Distributor will assume one-half of each Fund's expenses. Such expenses include costs of preparing, printing and mailing the enclosed proxy, accompanying notice and Joint Proxy Statement/Prospectus and all other costs in connection with solicitation of proxies, including any additional solicitation by letter, telephone or telegraph. In addition to solicitation of proxies by mail, officers of the Trust and officers and regular employees of the Investment Manager, affiliates of the Investment Manager, or other representatives of the Trust may also solicit proxies by telephone or telegram or in person. A proxy solicitation firm may also be retained to assist in any special, personal solicitation of proxies. The costs of retaining such a firm is not expected to exceed $12,000.

      THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

                               DISSENTERS' RIGHTS

      Neither the Master Trust Agreement of the Trust nor Massachusetts law grants the shareholders of the California Tax-Free Fund any rights in the nature of dissenters' rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares is not affected by the proposed Reorganization.

                                      EXPERTS


      The financial statements of the Tax-Exempt Fund and the California Tax-Free Fund for the fiscal year ended December 31, 1994 included in each Fund's Statement of Additional Information have been incorporated herein by reference in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing. Certain legal matters with respect to the issuance of the shares of the Trust will be passed upon by Goodwin, Procter & Hoar, Boston, Massachusetts.


                                   OTHER MATTERS

      The Board of Trustees does not intend to present any other business at the Meeting, nor are they aware that any shareholder intends to do so. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.

                         NO ANNUAL MEETING OF SHAREHOLDERS

      There will be no annual or further special meetings of shareholders of the Funds unless required by applicable law or called by the Trustees of such Fund in their discretion. In accordance with the 1940 Act, or under the Trust's Master Trust Agreement, as amended, any Trustee may be removed (i) by a written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal, specifying the date upon which such removal shall become effective; (ii) by a vote of shareholders holding not less than two-thirds of the shares of the Trust then outstanding, cast in person or by proxy at a meeting called for the purpose or (iii) by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian. Shareholders holding 10% or more of the shares of the Trust then outstanding can require that the Trustees call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. In addition, if ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 or at least 1% of the outstanding Fund shares, inform the Trustees that they wish to communicate with other shareholders, the Trustees will either give such shareholders access to the shareholder list or inform them of the cost involved if the Fund forwards material to shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

      Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the State Street Research Tax-Exempt Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111. Shareholder proposals should be received in a reasonable time before the solicitation is made.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES.

                                   EXHIBIT A


             AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


      AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of
October 13, 1995 by and between State Street Research Tax-Exempt Trust, a Massachusetts business trust (the "Tax-Exempt Trust"), on behalf of the State Street Research California Tax-Free Fund series of the Tax-Exempt Trust (the "California Tax-Free Fund") and the Tax-Exempt Trust on behalf of the State Street Research Tax-Exempt Fund series of the Tax-Exempt Trust (the "Tax-Exempt Fund").

                              W I T N E S S E T H:

      WHEREAS, the Tax-Exempt Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");


      WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, such reorganization to consist of the transfer of all of the assets of the California Tax-Free Fund in exchange solely for Class A, Class B, Class C and Class D shares of beneficial interest, $.001 par value per share, of the Tax-Exempt Fund ("Tax-Exempt Fund Shares") and the assumption by the Tax-Exempt Fund of all of the liabilities of the California Tax-Free Fund and the distribution, after the Closing hereinafter referred to, of Tax-Exempt Fund Shares to the shareholders of the California Tax-Free Fund in liquidation of the California Tax-Free Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization"); and


      WHEREAS, the Trustees of the Tax-Exempt Trust, including a majority of the Trustees and the Trustees who are not interested persons, have determined that participating in the transactions contemplated by this Agreement is in the best interests of each of the Funds.

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:


      1. Transfer of Assets. Subject to the terms and conditions set forth herein, at the closing provided for in Section 5 (herein referred to as the "Closing") the Tax-Exempt Trust on behalf of the California Tax-Free Fund shall transfer all of the assets of the California Tax-Free Fund, and assign all Assumed Liabilities (as hereinafter defined) to the Tax-Exempt Fund, and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall acquire all such assets, and shall assume all such Assumed Liabilities (as hereinafter defined), upon delivery to the Tax-Exempt Trust on behalf of the California Tax-Free Fund of Tax-Exempt Fund Shares having a net asset value equal to the value of the net assets of the California Tax-Free Fund transferred (the "New Shares"). "Assumed Liabilities" shall mean all liabilities, including all expenses, costs, charges and reserves reflected in an unaudited statement of assets and liabilities of the California Tax-Free Fund as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the New Shares and the value of the net assets of the California Tax-Free Fund to be transferred shall be determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (the "Valuation Date") using the valuation procedures set forth in the then current prospectus and statement of additional information of the Tax-Exempt Fund. All Assumed Liabilities of the California Tax-Free Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Tax-Exempt Fund and may be enforced against the Tax-Exempt Fund to the same extent as if the same had been incurred by the Tax-Exempt Fund.

      2. Liquidation of the California Tax-Free Fund. At or as soon as practicable after the Closing, the California Tax-Free Fund will be liquidated and the New Shares delivered to the Tax-Exempt Trust on behalf of the California Tax-Free Fund will be distributed to shareholders of the California Tax-Free Fund, each shareholder to receive the number of New Shares of the corresponding class and equal to the pro rata portion of shares of beneficial interest of the California Tax-Free Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Tax-Exempt Fund in the name of each shareholder of the California Tax-Free Fund and representing the respective pro rata number of New Shares due such shareholder. As soon as practicable after the Closing, the Tax-Exempt Trust shall file on behalf of the California Tax-Free Fund such instruments of dissolution, if any, as are necessary to effect the dissolution of the California Tax-Free Fund and shall take all other steps necessary to effect a complete liquidation and dissolution of the California Tax-Free Fund. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the California Tax-Free Fund will be deemed for all purposes to evidence ownership of the number of Tax-Exempt Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of Class A or Class C of the California Tax-Free Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to State Street Bank and Trust Company as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Tax-Exempt Fund Shares issuable with respect thereto. All Class B and Class D shares of record of the Tax-Exempt Fund are held in book entry form and no certificates for such shares will be issued.

      3.    Representations and Warranties.

            a. The Tax-Exempt Trust, on behalf of the California Tax-Free Fund, hereby represents and warrants to the Tax-Exempt Fund as follows:

                  (i) the Tax-Exempt Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                 (ii) the Tax-Exempt Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the California Tax-Free Fund;

                 (iii) the execution and delivery of this Agreement on behalf of the California Tax-Free Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Tax-Exempt Trust or the shareholders of the California Tax-Free Fund (other than as contemplated in Section 4(h)) are necessary to authorize this Agreement and the transactions contemplated hereby;

                 (iv) this Agreement has been duly executed by the Tax-Exempt Trust on behalf of the California Tax-Free Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                (v) neither the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the California Tax-Free Fund, nor the consummation by the Tax-Exempt Trust on behalf of the California Tax-Free Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Master Trust Agreement or By-Laws of the Tax-Exempt Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Tax-Exempt Trust is a party or by which the Tax-Exempt Trust or any of its assets is subject or bound; and

                 (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the California Tax-Free Fund or the consummation of any transactions contemplated hereby by the Tax-Exempt Trust, other than as shall be obtained at or prior to the Closing.

            (b) The Tax-Exempt Trust, on behalf of the Tax-Exempt Fund, hereby represents and warrants to the California Tax-Free Fund as follows:

                  (i) The Tax-Exempt Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                  (ii) The Tax-Exempt Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Tax-Exempt Fund;

                  (iii) the execution and delivery of this Agreement on behalf of the Tax-Exempt Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Tax-Exempt Trust or the shareholders of the Tax-Exempt Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

                  (iv) this Agreement has been duly executed by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                 (v) neither the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund, nor the consummation by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund of the transaction contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Master Trust Agreement or By-Laws of the Tax-Exempt Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Tax-Exempt Trust is a party or by which the Tax-Exempt Trust or any of its assets is subject or bound; and

                  (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund or the consummation of any transactions contemplated hereby by the Tax-Exempt Trust, other than as shall be obtained at or prior to the Closing.


      4. Conditions Precedent. The obligations of the Tax-Exempt Trust on behalf of the California Tax-Free Fund and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund to effectuate the plan of reorganization and liquidation hereunder shall be subject to the satisfaction of the following conditions:

            (a) At or immediately prior to the Closing, the Tax-Exempt Trust shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the California Tax-Free Fund all of such Fund's investment company taxable income for taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

            (b) A registration statement of the Tax-Exempt Fund on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act"), registering the New Shares under the Securities Act, and such amendment or amendments thereto as are determined by the Board of Trustees of the Tax-Exempt Trust to be necessary and appropriate to effect such registration of the New Shares (the "Registration Statement"), shall have been filed with the Commission and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of such Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

            (c) The New Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

            (d) All representations and warranties of the Tax-Exempt Trust on behalf of the California Tax-Free Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received a certificate of an officer of the Tax-Exempt Trust acting on behalf of the California Tax-Free Fund to that effect in form and substance reasonably satisfactory to the Tax-Exempt Trust on behalf of the Tax-Exempt Fund;

            (e) All representations and warranties of the Tax-Exempt Trust on behalf of the Tax-Exempt Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Tax-Exempt Trust on behalf of the California Tax-Free Fund shall have received a certificate of an officer of the Tax-Exempt Trust acting on behalf of the Tax-Exempt Fund to that effect in form and substance reasonably satisfactory to the Tax-Exempt Trust on behalf of the California Tax-Free Fund;

            (f) The Tax-Exempt Trust on behalf of the California Tax-Free Fund and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received an opinion from Goodwin, Procter & Hoar regarding tax matters in connection with the Reorganization;

            (g) The Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received an agreed upon procedures report, in accordance with established accounting standards for such reports, of Price Waterhouse LLP, auditors for the Tax-Exempt Trust, as to the unaudited statement of assets and liabilities described in Section 1 of this Agreement; and

            (h) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding voting Class A, Class B, Class C and Class D shares of beneficial interest of the California Tax-Free Fund (within the meaning of the 1940 Act), voting together as a single class, entitled to vote at the special meeting of shareholders of the California Tax-Free Fund duly called for such purpose.

            (i) The Funds shall have received from the Commission an order approving the Funds' application pursuant to Section 17(b) of the 1940 Act for an order exempting the Reorganization from Section 17(a) of the 1940 Act and pursuant to Rule 17d-1 under the 1940 Act for an order exempting the Reorganization from Section 17(d) of the1940 Act and Rule 17d-1 thereunder.

      5. Closing. The Closing shall be held at the offices of the Tax-Exempt Trust and shall occur (a) immediately prior to the opening of business on the first Monday following receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the California Tax-Free Fund at which this Agreement is considered or (b) such later time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously unless otherwise provided. At, or as soon as may be practicable following the Closing, the Tax-Exempt Fund shall distribute the New Shares to the California Tax-Free Fund Record Holders (as herein defined) by instructing the Tax-Exempt Fund to register the appropriate number of New Shares in the names of the California Tax-Free Fund's shareholders and the Tax-Exempt Fund agrees promptly to comply with said instruction. The shareholders of record of the California Tax-Free Fund as of the close of business on the Valuation Date shall be certified by the Tax-Exempt Trust's transfer agent (the "California Tax-Free Fund Record Holders").


      6. Expenses. The expenses incurred in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated, will be apportioned between State Street Research Investment Services, Inc. (the "Distributor"), the distributor for each of the Funds, and the Funds in a fair and equitable manner. Expenses will be allocated to the Tax-Exempt Fund and the California Tax-Free Fund in an appropriate manner on the basis of identifiable direct costs or otherwise on the basis of relative net assets and the Distributor will assume one-half of each Fund's expenses. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(ii) expenses associated with the preparation and filing of the registration statement on Form N-14 contemplated hereby; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary to qualify the New Shares under applicable blue sky laws; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

      7. Termination. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Tax-Exempt Trust, at any time prior to the Closing, if circumstances should develop that, in the opinion of the Board of Trustees, in its sole discretion, make proceeding with this Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of either the California Tax-Free Fund or the Tax-Exempt Fund, or their respective trustees or officers, to the other party or its trustees or officers.

      8. Amendments. This Agreement may be amended, waived or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Tax-Exempt Trust acting on behalf of the California Tax-Free Fund and by the authorized officers of the Tax-Exempt Trust acting on behalf of the Tax-Exempt Fund; provided, however, that following the meeting of the California Tax-Free Fund shareholders called by the Tax-Exempt Trust pursuant to Section 4(h) of this Agreement, no such amendment, waiver or supplement may have the effect of changing the provisions for determining the number of Tax-Exempt Fund Shares to be issued to the California Tax-Free Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

      9. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, except as to matters of conflicts of laws.

     10. Further Assurances. The Tax-Exempt Trust shall take such further action, prior to, at, and after the Closing, as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     11. Limitations of Liability. The term "Tax-Exempt Trust" means and refers to the trustees from time to time serving under the Master Trust Agreement of the Tax-Exempt Trust, as the same may subsequently thereto have been, or subsequently hereto be, amended. It is expressly agreed that the obligations of the Tax-Exempt Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Tax-Exempt Trust, personally, but bind only the assets and property of the California Tax-Free Fund series of the Tax-Exempt Trust and the Tax-Exempt Fund series of the Tax-Exempt Trust, as the case may be, as provided in the Master Trust Agreement of the Tax-Exempt Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Tax-Exempt Trust and signed by an authorized officer of the Tax-Exempt Trust, acting as such, and neither such authorization nor such execution and delivery shall be deemed to have been made individually or to impose any personal liability, but shall bind only the trust property of the Tax-Exempt Trust as provided in its Master Trust Agreement. The Master Trust Agreement of the Tax-Exempt Trust provides, and it is expressly agreed, that each Sub-Trust of the Tax-Exempt Trust shall be charged with the liabilities in respect of that Sub-Trust and all expenses, costs, charges or reserves belonging to that Sub-Trust.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above by their duly authorized representatives.

                                    STATE STREET RESEARCH TAX-EXEMPT TRUST, on behalf of its State Street Research California Tax-Free Fund series
Attest:



                                    By:
/s/ Francis J. McNamara, III              /s/ Gerard P. Maus
----------------------------              ----------------------------
Francis J. McNamara, III                  Gerard P. Maus
Secretary                                 Treasurer

ATTEST: STATE STREET RESEARCH TAX-EXEMPT TRUST, on behalf of its State Street Research Tax-Exempt Fund series


                                    By:
/s/ Francis J. McNamara, III              /s/ Ralph F. Verni
----------------------------              ------------------------------
Francis J. McNamara, III                  Ralph F. Verni
Secretary                                 Chairman of the Board,
                                          President and Chief
                                          Executive Officer

                    STATE STREET RESEARCH FLORIDA TAX-FREE FUND
                                   a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111

Dear Shareholder:

      You are cordially invited to attend a Special Meeting of Shareholders of the State Street Research Florida Tax-Free Fund (the "Florida Tax-Free Fund"), a series of State Street Research Tax-Exempt Trust (the "Trust"), to be held at the offices of the Trust at One Financial Center, 31st Floor, Boston, Massachusetts 02111 on December 12, 1995 at 3:00 p.m. local time.

      At this important meeting you will be asked to consider and approve an Agreement and Plan of Reorganization and Liquidation between the Florida Tax-Free Fund and State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund"), another series of the Trust.

      If the proposal is approved by the shareholders of the Florida Tax-Free Fund, the Tax-Exempt Fund would acquire substantially all of the assets and liabilities of the Florida Tax-Free Fund. As a result of this transaction, you would receive, in exchange for your shares of the Florida Tax-Free Fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equivalent to the aggregate net asset value of your Florida Tax-Free Fund investment at the time of the transaction. The transaction is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from federal income taxes to you and your Fund.

      The Board of Trustees of the Trust has determined that the proposed reorganization should provide benefits to shareholders of the Florida Tax-Free Fund due to the enhanced economies of scale and more efficient operations which are expected to result from combining funds with the same investment manager, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

      I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. We look forward to receiving your vote.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN DECEMBER 8, 1995.

      Instructions for shares held of record in the name of a nominee, such as a broker-dealer, may be subject to earlier cut-off dates established by such intermediaries to facilitate a timely response.

                                              Sincerely,


                                              /s/ Ralph F. Verni
                                              Ralph F. Verni
                                              Chairman of the Board, President
                                              and Chief Executive Officer

October 16, 1995

                    STATE STREET RESEARCH FLORIDA TAX-FREE FUND
                                   a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111

                         ---------------------------------

                            NOTICE OF SPECIAL MEETING

                                 OF SHAREHOLDERS

                        To Be Held On December 12, 1995

                         ---------------------------------

      A Special Meeting of Shareholders of State Street Research Florida Tax-Free Fund (the "Florida Tax-Free Fund"), a portfolio series of State Street Research Tax-Exempt Trust, a Massachusetts business trust (the "Trust"), will be held at the offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, on December 12, 1995, at 3:00 p.m. local time (the "Meeting") for the following purposes:

      1. To consider and act upon an Agreement and Plan of Reorganization and Liquidation providing for the transfer of the assets of the Florida Tax-Free Fund (subject to its liabilities) to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund") in exchange for Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund, the distribution of such shares to shareholders of the Florida Tax-Free Fund and the subsequent liquidation and dissolution of the Florida Tax-Free Fund; and

      2. To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Meeting and any adjournments thereof.

      The close of business on October 13, 1995 has been fixed as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR HOLDINGS IN THE FUND. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU DESIRE TO VOTE IN PERSON AT THE MEETING, YOU MAY REVOKE YOUR PROXY.

                                                  By Order of the Trustees
                                                  FRANCIS J. MCNAMARA, III
                                                  Secretary

October 16, 1995
Date of Notice

                       JOINT PROXY STATEMENT/PROSPECTUS

                 Concerning the Acquisition of the Assets of

                 STATE STREET RESEARCH FLORIDA TAX-FREE FUND


                       By and in Exchange for Shares of

                    STATE STREET RESEARCH TAX-EXEMPT FUND

                                each a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 562-0032



      This Joint Proxy Statement/Prospectus relates to the proposed transfer of the assets and liabilities of the State Street Research Florida Tax-Free Fund (the "Florida Tax-Free Fund"), a series of the State Street Research Tax-Exempt Trust (the "Trust"), a Massachusetts business trust, to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund"), another series of the Trust, in exchange for Class A, Class B, Class C and Class D shares of beneficial interest, $.001 par value per share, of the Tax-Exempt Fund ("Tax-Exempt Fund Shares"). Following such transfer, Tax-Exempt Fund Shares will be distributed to shareholders of the Florida Tax-Free Fund in liquidation of the Florida Tax-Free Fund, and the Florida Tax-Free Fund will be dissolved. As a result of the proposed transaction, each shareholder will receive in exchange for his or her shares of the Florida Tax-Free Fund shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equal to the value of such shareholder's shares of the Florida Tax-Free Fund, calculated as of the close of business on the business day immediately prior to the exchange.


      This Joint Proxy Statement/Prospectus is furnished to the shareholders of the Florida Tax-Free Fund in connection with the solicitation of proxies by and on behalf of the Trust's Board of Trustees to be used at a Special Meeting of Shareholders of the Florida Tax-Free Fund to be held at the offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, at 3:00 p.m. local time on December 12, 1995 and at any adjournments thereof (the "Meeting"). This document also serves as a Prospectus of the Tax-Exempt Fund and covers the proposed issuance of Tax-Exempt Fund Shares. The Florida Tax-Free Fund and the Tax-Exempt Fund may hereinafter be referred to collectively as the "Funds" and individually as a "Fund." The Board of Trustees of the Trust may hereinafter be referred to as the "Board of Trustees."

      The investment objective of the Tax-Exempt Fund, a diversified series of the Trust, an open-end management investment company, is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Tax-Exempt Fund invests primarily in tax-exempt debt obligations which the investment manager of the Fund believes will not involve undue risk.

      This Joint Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information that a shareholder of the Tax-Exempt Fund and the Florida Tax-Free Fund should know before investing. This Joint Proxy Statement/Prospectus is accompanied by the Prospectus of the Tax-Exempt Fund dated May 1, 1995, which is incorporated by reference herein. The Prospectus of the Florida Tax-Free Fund dated May 1, 1995 is incorporated by reference herein. A Statement of Additional Information dated October 16, 1995 containing additional information relevant to the proposed transaction has been filed with the Securities and Exchange Commission and is incorporated by reference into this Joint Proxy Statement/Prospectus. A copy of such Statement and a copy of the Prospectus of the Florida Tax-Free Fund may be obtained without charge by writing to the Secretary, Tax-Exempt Trust Shareholder Meeting, 31st Floor, One Financial Center, Boston, Massachusetts 02111.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

October 16, 1995
Date of Joint Proxy Statement/Prospectus

                              TABLE OF CONTENTS

                                                                            Page

SUMMARY ...................................................................    4

RISK FACTORS ..............................................................   10

REASONS FOR THE REORGANIZATION ............................................   11

INFORMATION ABOUT THE REORGANIZATION ......................................   12

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ..........................   16

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS ......................   20


COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES ...........................   22

FISCAL YEAR ...............................................................   22

PERFORMANCE ...............................................................   22

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS .............................   23

MANAGEMENT ................................................................   24

ADDITIONAL INFORMATION ABOUT THE FUNDS ....................................   25

VOTING INFORMATION ........................................................   26

DISSENTERS' RIGHTS ........................................................   27

EXPERTS ...................................................................   28

OTHER MATTERS .............................................................   28

NO ANNUAL MEETING OF SHAREHOLDERS .........................................   28


Exhibit A: Agreement and Plan of Reorganization and Liquidation ...........  A-1

                                   SUMMARY

      The following is a summary of certain information contained in or incorporated by reference in this Joint Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization (as hereinafter defined) and is qualified in its entirety by reference to the full text of this Joint Proxy Statement/Prospectus and the documents referred to herein.


      Proposed Transaction. The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization and Liquidation (the "Plan of Reorganization") providing for the transfer of all of the assets of the Florida Tax-Free Fund to the Tax-Exempt Fund (subject to the assumption by the Tax-Exempt Fund of all of the liabilities of the Florida Tax-Free Fund including those reflected on a statement of assets and liabilities of that Fund as of the close of business on the Valuation Date, as hereinafter defined) in exchange for Tax-Exempt Fund Shares at a closing to be held following the satisfaction of the conditions to the Reorganization (the "Closing"). The aggregate net asset value of full and fractional Tax-Exempt Fund Shares to be issued to shareholders of the Florida Tax-Free Fund will equal the value of the aggregate net assets of the Florida Tax-Free Fund as of the close of business on the business day immediately prior to the Closing (the "Valuation Date"). The number of Class A, Class B, Class C and Class D shares (which may hereinafter be referred to collectively as the "shares" or individually as a "share") to be issued to the Florida Tax-Free Fund will be determined by dividing (a) the aggregate net assets attributable to each class of shares of the Florida Tax-Free Fund by (b) the net asset value per Class A, Class B, Class C and Class D share, respectively, of the Tax-Exempt Fund, each computed as of the close of business on the Valuation Date. Tax-Exempt Fund Shares will be distributed to shareholders of the Florida Tax-Free Fund in liquidation of the Florida Tax-Free Fund, and the Florida Tax-Free Fund will be dissolved. The proposed transaction described above is referred to in this Joint Proxy Statement/Prospectus as the "Reorganization."

      As a result of the Reorganization, each shareholder will receive, in exchange for his or her shares of the Florida Tax-Free Fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equal to the value of such shareholder's shares of the Florida Tax-Free Fund, calculated as of the close of business on the Valuation Date. For example, Class A shareholders of the Florida Tax-Free Fund would receive Class A shares of the Tax-Exempt Fund.

      At or prior to the Closing, the Florida Tax-Free Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Florida Tax-Free Fund's shareholders all of the Florida Tax-Free Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing. The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the interests of existing shareholders of the Florida Tax-Free Fund and the Tax-Exempt Fund, respectively, will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization would be in the best interests of the shareholders of the Florida Tax-Free Fund and the Tax-Exempt Fund, respectively. See "Information About the Reorganization."


      The Trustees of the Trust recommend that the shareholders of the Florida Tax-Free Fund vote FOR approval of the Plan of Reorganization.

      Approval of the Plan of Reorganization by the shareholders of the Florida Tax-Free Fund is a condition of the consummation of the Reorganization. The affirmative vote of the holders of a majority of the outstanding voting shares of such Fund (within the meaning of the 1940 Act), voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. A "majority" vote is defined in the 1940 Act as the vote of the holders of the lesser of (a) 67% or more of the voting shares of the Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the outstanding voting shares of the Fund, voting together as a single class. See "Voting Information."

      Tax Consequences. Counsel to the Funds, Goodwin, Procter & Hoar, has opined that, subject to customary assumptions and representations, upon consummation of the Reorganization and the transfer of substantially all of the assets of the Florida Tax-Free Fund to the Tax-Exempt Fund: (i) the transfer of all the assets of the Florida Tax-Free Fund for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of all liabilities of the Florida Tax-Free Fund will constitute a "reorganization" for federal income tax purposes, and the Florida Tax-Free Fund and the Tax-Exempt Fund will each be a "party to a reorganization" for federal income tax purposes; (ii) no gain or loss will be recognized by the Tax-Exempt Fund or the Florida Tax-Free Fund upon the transfer of the Florida Tax-Free Fund assets to the Tax-Exempt Fund in exchange for Tax-Exempt Fund Shares; (iii) no gain or loss will be recognized by shareholders of the Florida Tax-Free Fund upon the exchange of shares of the Florida Tax-Free Fund for Tax-Exempt Fund Shares; (iv) the basis of Tax-Exempt Fund Shares received by each Florida Tax-Free Fund shareholder pursuant to the Reorganization will be the same as the basis of the Florida Tax-Free Fund shares exchanged therefor; and (v) the basis of the Florida Tax-Free Fund assets in the hands of the Tax-Exempt Fund will be the same as the basis of such assets in the hands of the Florida Tax-Free Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the Reorganization. See "Information About the Reorganization."

      Investment Objectives and Policies. Unlike the Florida Tax-Free Fund, the Tax-Exempt Fund does not seek to be predominantly invested in assets which are exempt from Florida State taxes on intangible personal property. In other respects, however, the investment objectives, policies and restrictions of the Funds are substantially similar. To the extent that there are other differences in the policies and restrictions of the Funds, shareholders should consider such differences. These differences are discussed below under "Comparison of Investment Objectives and Policies."

      The investment objective of the Florida Tax-Free Fund is to seek a high level of interest income exempt from federal income taxes. Also, the Florida Tax-Free Fund invests in assets which are expected to be exempt from Florida State taxes on intangible personal property. The Fund invests primarily in investment grade securities issued by or on behalf of the State of Florida or its political subdivisions and by other governmental entities. The Florida Tax-Free Fund may invest up to 25% of it's assets in securities rated BB to CC by Standard & Poor's Corporation ("S&P") or Ba to Ca by Moody's Investors Service, Inc. ("Moody's") or unrated securities that the Investment Manager (as hereinafter defined) believes to be of equivalent investment quality to comparably rated securities. During the current year, the Investment Manager (as hereinafter defined) does not anticipate that the Fund will invest more than 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody's or in unrated securities of similar investment quality.

      The investment objective of the Tax-Exempt Fund is to seek a high level of interest income exempt from federal income taxes. The Fund invests primarily in investment grade tax-exempt debt obligations. The Tax-Exempt Fund may invest up to 20% of the Fund's assets in securities rated below BBB by S&P or Baa by Moody's, including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager (as hereinafter defined) believes to be of equivalent investment quality to comparably rated securities.

      Management and Other Service Providers. The business affairs of the Trust are managed by its Board of Trustees. For each of the Funds, State Street Research & Management Company (the "Investment Manager") serves as investment adviser, State Street Research Investment Services, Inc. serves as distributor (the "Distributor") and State Street Bank and Trust Company serves as custodian and as transfer agent and dividend paying agent ("SSBT").


      The Investment Manager and the Distributor are indirect wholly-owned subsidiaries of Metropolitan Life Insurance Company ("Metropolitan Life"). SSBT is not affiliated with the Investment Manager, the Distributor, Metropolitan Life, the Trust or the Funds. See "Management."

      Advisory Fees and Expenses. The following tables summarize the shareholder transaction expenses applicable to each Fund and the annual operating expenses for the Funds on an individual basis and for the Tax-Exempt Fund on a pro forma basis after giving effect to the Reorganization. This table is followed by an example illustrating the effect of these expenses on a $1,000 investment in each Fund.

Shareholder Transaction Expenses Applicable to Tax-Exempt Fund and Florida Tax-Free Fund

                                                      Class A Class B  Class C  Class D
Shareholder Transaction Expenses (1)
   Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)......           4.5%   None     None     None
   Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering price)      None    None     None     None
   Maximum Deferred Sales Charge (as a percentage
      of original purchase price or redemption
      proceeds, as applicable)................           None(2)    5%    None       1%
   Redemption Fees (as a percentage of amount
      redeemed, if applicable).................          None    None     None     None
   Exchange Fees...............................          None    None     None     None

--------------------
(1)Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter, and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in a class of shares with a distribution fee may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules.

(2)Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption.

Table of Expenses of Tax-Exempt Fund (individually and on a pro forma basis) and Florida Tax-Free Fund

                                               Tax-Exempt Fund                                     Florida Tax-Free Fund (1)
                                       Class A    Class B     Class C     Class D     Class A     Class B      Class C     Class D
Annual Fund Operating Expenses (as a
   percentage of average net assets)
      Management Fees............       0.55%      0.55%       0.55%       0.55%       0.55%       0.55%        0.55%     0.55%
      12b-1 Fees.................       0.25%      1.00%        None       1.00%       0.25%       1.00%        None      1.00%
      Other Expenses.............       0.36%      0.36%       0.36%       0.36%       1.52%       1.52%        1.52%     1.52%
       Less Voluntary Reduction            -          -           -           -       (1.82%)     (1.82%)      (1.82%)   (1.82%)
                                        ----       ----        ----        ----        ----        ----         ----      ----
       Total Fund Operating Expenses    1.16%      1.91%       0.91%       1.91%       0.50%       1.25%        0.25%     1.25%
                                        ====       ====        ====        ====        ====        ====         ====      ====

                                                 Pro Forma Tax-Exempt Fund (2)


                                       Class A    Class B     Class C     Class D
Annual Fund Operating Expenses (as a
   percentage of average net assets)
      Management Fees...........        0.55%      0.55%       0.55%       0.55%
      12b-1 Fees................        0.25%      1.00%       None        1.00%
      Other Expenses............        0.36%      0.36%       0.36%       0.36%
         Less Voluntary Reduction          -          -           -           -
                                        -----      ----        ----        ----
         Total Fund Operating Expenses  1.16%      1.91%       0.91%       1.91%
                                        =====      ====        ====        ====

---------------------

(1) For the fiscal year ended December 31, 1994, Total Fund Operating Expenses of the Florida Tax-Free Fund with respect to the average net assets of Class A, Class B, Class C and Class D shares, respectively, would have been 2.32%, 3.05%, 2.11% and 3.09% in the absence of the voluntary assumption of fees or expenses by the Distributor and its affiliates. Such assumption of fees or expenses, as a percentage of average net assets, amounted to 1.82%, 1.80%, 1.86% and 1.84% of the Class A, Class B, Class C and Class D shares of the Fund, respectively. The amount of fees or expenses assumed during the fiscal year ended December 31, 1994 differed among classes because of fluctuations during the year in relative levels of assets in each class and in expenses before reimbursement.

(2) Reflects the effect of proposed similar reorganizations of two other state-specific tax-free mutual funds into the Tax-Exempt Fund to occur at about the same time as the proposed reorganization described herein.

Example:

You would pay the following expenses on a $1,000 investment including, for Class A shares, the maximum initial sales charge and assuming (1) 5% annual return and
(2) redemption of the entire investment at the end of each time period:

                                           Tax-Exempt Fund                      Florida Tax-Free Fund
                                   1 Year   3 Years   5 Years  10 Years   1 Year  3 Years  5 Years   10 Years
-------                            ------   -------   -------  --------   ------  -------  -------   --------
Class A shares.................      $56      $80       $106    $180        $50     $60     $72        $105
Class B shares(1)..............      $69      $90       $123    $204        $63     $70     $89        $130
Class C shares.................      $ 9      $29       $ 50    $112        $ 3      $8     $14         $32
Class D shares.................      $29      $60       $103    $223        $23     $40     $69        $151


Pro Forma Tax-Exempt Fund

                                   1 Year   3 Years    5 Years    10 Years
                                   ------   -------    -------    --------


Class A shares................       $56     $80         $106      $180
Class B shares(1).............       $69     $90         $123      $204
Class C shares................       $ 9     $29         $ 50      $112
Class D shares................       $29     $60         $103      $223

You would pay the following expenses on the same investment, assuming no redemption:
                                          Tax-Exempt Fund                         Florida Tax-Free Fund
                                1 Year    3 Years     5 Years    10 Years    1 Year  3 Years   5 Years   10 Years
------                          -------   -------     -------    --------    ------  -------   -------   --------
Class B (1)................      $19        $60        $103        $204        $13     $40       $69       $130
Class D  ..................      $19        $60        $103        $223        $13     $40       $69       $151

                                         Pro Forma Tax-Exempt Fund

                                1 Year       3 Years         5 Years    10 Years
                                ------       -------         -------    --------
Class B (1)................      $19          $60              $103      $204
Class D  ..................      $19          $60              $103      $223

--------------------

(1) Ten-year figures assume conversion of Class B shares to Class A shares at the end of eight years.

The example should not be considered as a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

      Multiple Class Structure; Distribution Arrangements. Each Fund has outstanding and offers four classes of shares, which may be purchased through securities dealers which have entered into sales agreements with the Distributor at the next determined net asset value per share plus, in the case of all classes except the Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (the Class B and Class D shares). In the proposed Reorganization, shareholders of the Florida Tax-Free Fund will receive the corresponding class of shares of the Tax-Exempt Fund which they currently hold in the Florida Tax-Free Fund. The Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund have identical arrangements with respect to the imposition of initial and contingent deferred sales charges and distribution and service fees as the comparable class of shares of the Florida Tax-Free Fund. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Tax-Exempt Fund Shares acquired by shareholders of the Florida Tax-Free Fund pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization. However, holders of the Tax-Exempt Fund Shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the Florida Tax-Free Fund. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B and Class D shares of the Tax-Exempt Fund, the holding period of the redeemed shares is "tacked" to the holding period of the Florida Tax-Free Fund. See "Comparative Information on Distribution Arrangements."

      Dividends. The Funds have identical policies with regard to dividends and distributions. Each Fund's policy is to declare a dividend each day in an amount based on monthly projections of its future net investment income and will pay such dividends monthly. Consequently, the amount of each daily dividend may differ from actual net investment income as determined under generally accepted accounting principles. Each daily dividend is payable to shareholders of record at the time of its declaration (for this purpose, including only holders of shares purchased for which payment has been received by the transfer agent and excluding holders of shares redeemed on that day). After the closing of the Reorganization, Florida Tax-Free Fund shareholders who currently have dividends reinvested will continue to have dividends reinvested in the Tax-Exempt Fund and those who currently have capital gains reinvested will continue to have capital gains reinvested in the Tax-Exempt Fund. The number of shares received in connection with any such reinvestment will be based upon the net asset value per share of the applicable class of shares of the Tax-Exempt Fund in effect on the record date. See "Comparative Information on Shareholder Services."

      Exchange Rights. Each Fund currently has identical exchange privileges. Shareholders of the Florida Tax-Free Fund may exchange their shares for shares of a corresponding class of shares, when available, of certain funds as determined by the Distributor, at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other such fund may similarly exchange their shares for shares of an available corresponding class of the Florida Tax-Free Fund. See "Comparative Information on Shareholder Services."

      Redemption Procedures. Each Fund offers the same redemption features, including the acceptance of redemption requests by mail, telephone and wire, provided that applicable conditions are met. Any request to redeem shares of the Florida Tax-Free Fund received and processed prior to the Reorganization will be treated as a redemption of shares of the Florida Tax-Free Fund. Any request to redeem shares received or processed after the Reorganization will be treated as a request to redeem shares of the Tax-Exempt Fund. See "Comparative Information on Shareholder Services."

      Minimum Account Size. Each Fund reserves the right to redeem an account if the aggregate value of the shares in such account is less than $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Currently, the maintenance fee is $18 annually. The Tax-Exempt Fund shareholder accounts established pursuant to the Reorganization with a value of less than $1,500 will therefore be subject to redemption upon 60 days' prior notice or the annual maintenance fee. During such 60-day period, a shareholder will have the option of avoiding such redemption or maintenance fee by increasing the value of the account to $1,500 or more.

      Certain Affiliations. To the extent that the Investment Manager and its affiliates may own 5% or more of the Florida Tax-Free Fund, such Fund may be deemed to be an "affiliated person," as defined in the 1940 Act, of the Investment Manager or its affiliates. See "Information About the
Reorganization."


                                  RISK FACTORS


      The investment risks of both Funds are generally similar because of the similarities of investment objectives and policies of the Funds. However, the Florida Tax-Free Fund's ability to achieve its investment objective depends on the ability of the issuers of Florida municipal obligations to meet their continuing obligations for the payment of principal and interest, whereas the Tax-Exempt Fund is subject to an investment restriction that prohibits more than 25% of the assets of the Fund from being invested in securities of issuers conducting their principal activities in the same state. See "Comparison of Investment Objectives and Policies." Such risks are more fully discussed under the caption "The Fund's Investments" in the Prospectus of the Tax-Exempt Fund enclosed with this Joint Proxy Statement/Prospectus and under the caption "The Funds' Investments" in the Prospectus of the Florida Tax-Free Fund (available upon request).

      The Tax-Exempt Fund invests primarily in notes and bonds issued by or on behalf of state and local governmental units. The Florida Tax-Free Fund invests primarily in obligations issued by or on behalf of the State of Florida, its political subdivisions, municipalities and public authorities and by other governmental entities. In the case of each Fund, the value of such investments will generally fluctuate inversely with changes in prevailing interest rates. When interest rates increase, the value of debt securities and shares of a Fund can be expected to decline.

      There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Tax-exempt bonds are subject to relative degrees of credit risk and market volatility. Credit risk relates to the issuer's (and any guarantor's) ability to make timely payments of principal and interest. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt bond market and other market factors.

                         REASONS FOR THE REORGANIZATION


      In reaching the decision to recommend that the shareholders of the Florida Tax-Free Fund vote to approve the Reorganization, the Board of Trustees, including the Trustees who are not interested persons of the Trust, concluded that the Reorganization would be in the best interests of the respective Funds and that the interests of existing shareholders of the respective Funds will not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the smaller size and higher gross expenses of the Florida Tax-Free Fund compared to the Tax-Exempt Fund and the efficiencies resulting from combining the operations of two separate funds with the same investment manager, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

      As reflected in the capitalization table in "Information About the Reorganization--Capitalization" set forth below, the Florida Tax-Free Fund is small in size. As a result, its gross expenses are relatively high and have been subsidized by the Distributor since inception; see "Table of Expenses of Tax-Exempt Fund (individually and on a pro forma basis) and Florida Tax-Free Fund" set forth in the "Summary" above. The Distributor reserves the right to discontinue at any time its voluntary subsidization of expenses of the Florida Tax-Free Fund; consequently, such Fund's expenses could increase in the future. On the other hand, the Tax-Exempt Fund has substantially more assets and a lower, unsubsidized expense ratio. By combining the assets of the two Funds, each Fund could, over time, possibly benefit from certain economies of scale. In particular, greater portfolio diversification and more efficient portfolio management could result from a larger asset base. Greater diversification is expected to be beneficial to shareholders because it may reduce the negative effect which the adverse performance of any one portfolio security may have on the performance of the portfolio as a whole. Because each Fund has the same investment adviser, custodian and distributor, combining the Funds could, over time, produce administrative economies of scale, resulting in net benefits to the Funds' shareholders. The Trustees considered, among other things, the benefit to the Funds of elimination of duplication of services such as producing separate prospectuses and shareholder reports.

      The above-cited benefits offset, in whole or in part, the loss to the shareholders of the Florida Tax-Free Fund of having a fund more devoted to investments which is tax-exempt for both federal income and Florida intangible personal property tax purposes, as compared to the Tax-Exempt Fund which focuses primarily on securities exempt from federal income taxes. Assets of the Tax-Exempt Fund will be subject to more Florida State intangible personal property tax than the assets of the Florida Tax-Free Fund.


      The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the shareholders of the Florida Tax-Free Fund and recommend that shareholders of the Florida Tax-Free Fund vote FOR the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION


      At a meeting held on August 2, 1995, the Board of Trustees of the Trust approved the Plan of Reorganization substantially in the form set forth as Exhibit A to this Joint Proxy Statement/Prospectus.

      Plan of Reorganization. The Plan of Reorganization provides that, at the Closing, the Tax-Exempt Fund will acquire all of the assets of the Florida Tax-Free Fund (subject to the assumption by the Tax-Exempt Fund of all of the liabilities of the Florida Tax-Free Fund including all liabilities reflected on an unaudited statement of assets and liabilities) in exchange for Tax-Exempt Fund Shares. The aggregate net asset value of full and fractional Tax-Exempt Fund Shares to be issued to shareholders of the Florida Tax-Free Fund will equal the value of the aggregate net assets of the Florida Tax-Free Fund as of the close of business on the Valuation Date. The number of Class A, Class B, Class C and Class D shares to be issued to the Florida Tax-Free Fund will be determined by dividing (a) the aggregate net assets in each class of shares of the Florida Tax-Free Fund by (b) the net asset value per Class A, Class B, Class C and Class D share, respectively, of the Tax-Exempt Fund, each computed as of the close of business on the Valuation Date. Portfolio securities of the Florida Tax-Free Fund and the Tax-Exempt Fund will be valued in accordance with the valuation practices of the Tax-Exempt Fund which are described under the caption "Purchase of Shares" in the Tax-Exempt Fund Prospectus and which are substantially identical to those of the Florida Tax-Free Fund.

      The Tax-Exempt Fund will assume all liabilities, including all expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Florida Tax-Free Fund prepared as of the close of business on the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period. Such statement of assets and liabilities will reflect all liabilities known to the Florida Tax-Free Fund and the Tax-Exempt Fund as of the date thereof. At or prior to the Closing, the Florida Tax-Free Fund shall declare a dividend or dividends which, together with all prior such dividends, shall have the effect of distributing to the Florida Tax-Free Fund's shareholders all of the Florida Tax-Free Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing.

      At or as soon as practicable after the Closing, the Florida Tax-Free Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional Tax-Exempt Fund Shares received by the Florida Tax-Free Fund. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of the Tax-Exempt Fund in the name of each such shareholder of the Florida Tax-Free Fund, representing the respective pro rata number of full and fractional Tax-Exempt Fund Shares due such shareholder. All of the Tax-Exempt Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of the Tax-Exempt Fund at the price in effect as described in the Tax-Exempt Fund's Prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Florida Tax-Free Fund's transfer agent. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Florida Tax-Free Fund will be deemed for all purposes to evidence ownership of the number of Tax-Exempt Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of Class A or Class C of the Florida Tax-Free Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to SSBT as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Tax-Exempt Fund Shares issuable with respect thereto. All Class B and Class D shares of record of the Tax-Exempt Fund are held in book entry form and no certificates for such shares will be issued.

      Notwithstanding approval by shareholders of the Florida Tax-Free Fund, the Plan of Reorganization may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective Trustees, officers or shareholders, by either party on written notice to the other party if circumstances should develop that, in the opinion of the Trust, make proceeding with the Reorganization inadvisable. The Plan of Reorganization may be amended, waived or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust; provided, however, that following the Meeting, no such amendment, waiver or supplement may have the effect of changing the provision for determining the number of Tax-Exempt Fund Shares to be issued to the Florida Tax-Free Fund shareholders to the detriment of such shareholders without their further approval. The expenses incurred in connection with entering into and carrying out the provisions of the Plan of Reorganization, whether or not the Reorganization is consummated, will be apportioned between Distributor and the Funds in a fair and equitable manner.


      Description of Tax-Exempt Fund Shares. Full and fractional shares of the Tax-Exempt Fund will be issued to the Florida Tax-Free Fund shareholders in accordance with the procedures under the Plan of Reorganization as described above. Each share will be fully paid and nonassessable by the Trust when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Board of Trustees of the Trust may grant in its discretion.

      Federal Income Tax Consequences. Counsel to the Funds, Goodwin, Procter & Hoar, has opined that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes: (i) the transfer of all the assets of the Florida Tax-Free Fund in exchange for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of all liabilities of the Florida Tax-Free Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Florida Tax-Free Fund and the Tax-Exempt Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Florida Tax-Free Fund or the Tax-Exempt Fund upon the transfer of the Florida Tax-Free Fund assets to the Tax-Exempt Fund in exchange for Tax-Exempt Fund Shares; (iii) no gain or loss will be recognized by shareholders of the Florida Tax-Free Fund upon the exchange of the Florida Tax-Free Fund shares for Tax-Exempt Fund Shares; (iv) the basis of Tax-Exempt Fund Shares received by each Florida Tax-Free Fund shareholder pursuant to the Reorganization will be the same as the basis of the Florida Tax-Free Fund shares exchanged therefor; (v) the basis of the Florida Tax-Free Fund assets in the hands of the Tax-Exempt Fund will be the same as the basis of such assets in the hands of the Florida Tax-Free Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the consummation of the Reorganization. If the transfer of the assets of the Florida Tax-Free Fund in exchange for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of the liabilities of the Florida Tax-Free Fund do not constitute a tax-free reorganization, each Florida Tax-Free Fund shareholder will recognize gain or loss equal to the difference between the value of Tax-Exempt Fund Shares such shareholder acquires and the tax basis of such shareholder's Florida Tax-Free Fund shares.

      Shareholders of the Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Funds should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

      Capitalization. The following table sets forth the capitalization of the Florida Tax-Free Fund and the Tax-Exempt Fund as of June 30, 1995, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of 1.2021, 1.2029, 1.2057 and 1.2032 for Class A, Class B, Class C and Class D shares, respectively, of the Tax-Exempt Fund issued for each Class A, Class B, Class C and Class D share, respectively, of the Florida Tax-Free Fund.

                                                   Florida
                                   Tax-Exempt      Tax-Free     Combined After
                                      Fund           Fund     Reorganization (1)
                                   ---------       --------   -----------------
Net assets (in millions)......       $272.3          $11.2        $328.5

Net asset value per share
     Class A..................        $7.82          $9.40         $7.82
     Class B..................        $7.81          $9.39         $7.81
     Class C..................        $7.80          $9.40         $7.80
     Class D..................        $7.81          $9.40         $7.81

Shares outstanding
     Class A..................   29,860,742        353,718    32,233,417
     Class B..................    4,779,340        330,494     6,256,344
     Class C..................       46,835        368,120     3,031,409
     Class D..................      144,825        138,585       547,027

--------------

(1) Reflects the effect of proposed similar reorganizations of two other state-specific tax-free mutual funds into the Tax-Exempt Fund to occur at about the same time as the proposed reorganization described herein. The combined assets as of June 30, 1995 of all three funds to be reorganized into the Tax-Exempt Fund was $56.5 million.

     The table set forth above should not be relied on to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.


      The following table sets forth the number of outstanding shares of beneficial interest of each Fund as of June 30, 1995, and the approximate percentages of the outstanding shares of each Fund that were beneficially owned by the Investment Manager, the Distributor and Metropolitan Life, their indirect parent. As a result of such ownership, the consummation of the Reorganization is subject to the receipt of exemptive relief from the Securities and Exchange Commission from certain provisions of the 1940 Act. An application for an exemption has been filed that, if granted, would permit the Reorganization to be completed as described in this Joint Proxy Statement/Prospectus. There can be no assurance that the relief sought will be obtained, although the type of relief sought has been obtained by others in similar situations. The Board of Trustees of the Trust does not know of any other person who beneficially owned 5% or more of the total outstanding shares of either Fund as of June 30, 1995. In addition, as of such date, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each of the Florida Tax-Free Fund and the Tax-Exempt Fund. The Investment Manager and its affiliates have indicated to the Trust that with respect to their shares of the Florida Tax-Free Fund they intend to vote for and against the proposal in the same relative proportion as do the other shareholders of the Florida Tax-Free Fund who cast votes at the Meeting.

                             Outstanding Shares Owned    Outstanding Shares Owned  Outstanding Shares Owned
                             by Metropolitan Life           by the Distributor     by the Investment Manager
                             ------------------------    ------------------------  -------------------------
                       Total Shares   Number   % of Total      Number   % of Total    Number    % of Total
Name of Fund           Outstanding   of Shares  Outstanding   of Shares  Outstanding  of Shares  Outstanding
Florida Tax-Free Fund  1,190,917     524,869      44.1           --         --          4           0.0
Tax-Exempt Fund...    34,831,742      61,257       0.2         13,825       0.0         --          --


                  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      Information about the investment objectives and policies of the Florida Tax-Free Fund and the Tax-Exempt Fund is summarized below. More complete information regarding the same is set forth in the Prospectus of the Tax-Exempt Fund dated May 1, 1995 which is incorporated by reference herein and enclosed herewith, the Prospectus of the Florida Tax-Free Fund dated May 1, 1995 which is incorporated by reference herein, and in the Statement of Additional Information which has been filed with the Securities and Exchange Commission in connection with the Reorganization. Shareholders should consult such Prospectuses and the Statement of Additional Information for a more thorough comparison.

      Investment Objectives. The investment objective of the Florida Tax-Free Fund is to seek a high level of interest income exempt from federal income taxes. Also the Fund invests in assets which are expected to be exempt from Florida State taxes on intangible personal property. The Fund invests primarily in investment grade securities issued by or on behalf of the State of Florida or its political subdivisions and by other governmental entities. The Florida Tax-Free Fund may invest up to 25% of the Fund's assets in securities rated BB to CC by S&P or Ba to Ca by Moody's or unrated securities that the Investment Manager believes to be of equivalent investment quality to comparably rated securities. During the current year, the Investment Manager (as hereinafter defined) does not anticipate that the Fund will invest more than 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody's or in unrated securities of similar investment quality.

      The investment objective of the Tax-Exempt Fund is to seek a high level of interest income exempt from federal income taxes. The Fund invests primarily in investment grade tax-exempt debt obligations. The Fund may invest up to 20% of the Fund's assets in securities rated below BBB by S&P or Baa by Moody's, including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager believes to be of equivalent investment quality to comparably rated securities.

      There are differences in the investment objectives and policies of the two Funds. Under normal circumstances, substantially all of the dividends paid by the Florida Tax-Free Fund is expected to be exempt from both Federal income taxes and substantially all its assets is expected to be exempt from Florida State taxes on intangible personal property; dividends paid by the Tax-Exempt Fund are generally exempt only from federal income taxes and its assets are not exempt from Florida State taxes on intangible property. The Florida Tax-Free Fund invests primarily in securities issued by or on behalf of the State of Florida or its political subdivisions. The Tax-Exempt Fund's investment objective, in contrast, does not obligate it to invest primarily in securities issued by or on behalf of the State of Florida or its political subdivisions; rather, it invests in securities issued by a variety of state and local governmental units. Both Funds, however, generally invest in debt securities with interest income exempt from federal income taxes, pursue substantially similar strategies of achieving their investment objective and are subject to similar investment restrictions.

      Investment Restrictions. While the investment restrictions of the Florida Tax-Free Fund are similar in certain respects to those of the Tax-Exempt Fund, there are subtle differences. Set forth below is a summary of the similarities of and differences between the existing investment restrictions of the Florida Tax-Free Fund and the investment restrictions of the Tax-Exempt Fund. The summary is qualified in its entirety by reference to and is made subject to the complete text of the investment restrictions of each Fund, which are set forth in the Statement of Additional Information. The investment objective of each Fund and certain of the investment restrictions of each Fund are deemed fundamental, which means that they may not be changed without the approval of a majority of such Fund's outstanding voting securities (as defined in the 1940
Act). Investment restrictions which are not deemed fundamental may be changed by a Fund's Trustees without shareholder approval.

1. The Tax-Exempt Fund has a fundamental investment restriction which prohibits the Fund from investing in a security if the transaction would result in more than five percent of the Fund's total assets being invested in any one issuer or if the transaction would result in the Fund's owning more than ten percent of the voting securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government). The Florida Tax-Free Fund does not have such a restriction.

2. The Tax-Exempt Fund is subject to a fundamental restriction that prohibits the purchase of securities of issuers that have been in continuous operation for less than three years if such purchase would cause more than five percent of the total assets of the Fund to be invested in the securities of such issuers, unless such securities are rated BBB or higher by S&P or Ba or higher by Moody's. These restrictions do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government. The Florida Tax-Free Fund does not have such a restriction.

3. Both Funds are subject to a fundamental investment restriction which states that the Fund may not issue senior securities.

4. Both Funds have a fundamental investment restriction prohibiting underwriting or participating in the marketing of securities of other issuers. For each Fund, this restriction, however, provides an exception for such Fund if it were to purchase securities of other issuers for investment, either from the issuers, persons in a control relationship with the issuers or from underwriters of such securities. The applicable restriction on the Florida Tax-Free Fund provides an exception in circumstances where, in connection with the disposition of the Fund's securities, the Fund may be deemed an underwriter under certain federal securities laws.

5. Both Funds have a fundamental investment restriction prohibiting the purchase or sale of fee simple interests in real estate. The Florida Tax-Free Fund's restriction clarifies, however, that such Fund may purchase and sell other interests in real estate including securities which are secured by real estate or securities of companies which own or invest or deal in real estate.

6. The Tax-Exempt Fund has a fundamental investment restriction prohibiting the Fund from investing in commodities or commodity contracts, except that the Fund may invest in financial futures contracts and options on futures contracts. The Florida Tax-Free Fund is subject to a fundamental investment restriction prohibiting it from investing in commodities or commodity contracts in excess of ten percent of the Fund's total assets (except for investments in futures contracts and options on futures contracts on securities or securities indices).

7. The Tax-Exempt Fund has a fundamental investment restriction prohibiting the Fund from conducting arbitrage transactions (subject to certain exceptions such as that the Fund may invest in futures and options for hedging purposes). The Florida Tax-Free Fund has a nonfundamental investment restriction against engaging in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies.

8. Both Funds are subject to substantially similar fundamental investment restrictions which prohibit the lending of assets of the Funds, subject to exceptions for the purchase of bonds, debentures, notes and similar obligations (including repurchase agreements) in accordance with each Fund's investment policies and objectives. In addition, the Florida Tax-Free Fund may lend portfolio securities without violating this restriction.

9. The Tax-Exempt Fund has a fundamental investment restriction regarding illiquid securities which states that the Fund may not invest more than ten percent of its total assets in illiquid securities, including securities restricted as to resale and repurchase agreements extending for more than seven days and other securities which are not readily marketable. A current nonfundamental investment restriction of the Florida Tax-Free Fund prohibits the purchase of any securities or the entering into of a repurchase agreement if as a result more than 15% of the Fund's total assets would be invested in securities that are not readily marketable and repurchase agreements not entitling the holder to payment of principal and interest within seven days.

10. The Tax-Exempt Fund has a fundamental investment restriction and the Florida Tax-Free Fund has a non-fundamental investment restriction prohibiting them from investing in interests in oil, gas or other mineral exploration or development programs, subject to certain exceptions. The Tax-Exempt Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such exploration programs. The Florida Tax-Free Fund, on the other hand, may invest in securities issued by companies which invest in or sponsor such exploration programs and in securities indexed to the price of oil, gas or other minerals.

11. The Florida Tax-Free Fund is subject to a fundamental investment restriction which prohibits the Fund from making an investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities issued in connection with the financing of projects with similar characteristics. The Tax-Exempt Fund does not have such a restriction.

12. The Tax-Exempt Fund is subject to a fundamental investment restriction which prohibits the Fund from making an investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers conducting their principal activities in the same state. This restriction does not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government. The Florida Tax-Free Fund does not have such a restriction.


13. The Tax-Exempt Fund is subject to a fundamental investment restriction that prohibits the borrowing of money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, and then not in an amount in excess of ten percent of the value of its total assets, provided that reverse repurchase agreements shall not exceed five percent of its total assets and that additional investments will be suspended during any period when borrowing exceeds five percent of total assets. The Florida Tax-Free Fund has a fundamental investment restriction stating that the Fund may not borrow money except for borrowings from banks for extraordinary and emergency purposes, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing.


14. Pursuant to a nonfundamental investment restriction, the Tax-Exempt Fund may not purchase securities of any company in which any officer or Trustee of the Fund or its investment adviser owns more than one half of one percent of the outstanding securities, or in which all of the officers and Trustees of the Fund and its investment adviser, as a group, own more than five percent of such securities. The Florida Tax-Free Fund does not have such an investment restriction.

15. Both Funds have a nonfundamental investment restriction stating that the Fund may not hypothecate, mortgage or pledge any of its assets except to secure permitted borrowings (and then, in the case of the Tax-Exempt Fund, not in excess of ten percent of the Tax-Exempt Fund's assets). Under each Fund's restriction, financial futures, options on financial futures and similar arrangements are not deemed to involve a pledge of assets.

16. Both Funds have a nonfundamental investment restriction stating that the Fund may not invest in companies for the purpose of exercising control over the management of such companies.

17. Pursuant to substantially similar nonfundamental investment restrictions, each Fund may not invest in securities of any other investment company, except in connection with a merger, consolidation or similar reorganization, if such investment would represent more than three percent of the outstanding voting stock of such other company or more than five percent of the value of the total assets of the Fund, or if such investments in the aggregate would exceed ten percent of the value of the total assets of the Fund.

18. The Florida Tax-Free Fund has a nonfundamental investment restriction prohibiting the Fund from purchasing securities on margin or making short sales of securities or maintaining a short position, except for short sales "against the box" (as a matter of current operating, but not fundamental policies, the Fund will not make short sales or maintain a short position unless not more than five percent of the Fund's net assets (taken at current value) is held as collateral for such sales at any time). Similarly, the Tax-Exempt Fund is subject to a nonfundamental investment restriction barring it from purchasing securities on margin, making short sales of securities or purchasing or dealing in puts, calls, straddles or spreads with respect to any security, except in connection with the purchase or writing of options, including options on financial futures, and futures contracts.

19. The Florida Tax-Free Fund is subject to a nonfundamental investment restriction prohibiting the Fund from investing in warrants which would comprise more than five percent of the value of its net assets, provided that warrants not listed on the New York or American Stock Exchanges shall be further limited to two percent of its net assets. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value. The Tax-Exempt Fund is not subject to such a restriction.


                COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

      Class A shares of each Fund are subject to (i) an initial sales charge of up to 4.5% and (ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.

      Class B shares of each Fund are subject to (i) a contingent deferred sales charge (declining from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.

      Class C shares of each Fund are offered only to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.

      Class D shares of each Fund are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares.

      Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Tax-Exempt Fund Shares acquired by shareholders of the Florida Tax-Free Fund pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization. However, holders of the Tax-Exempt Fund Shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the Florida Tax-Free Fund.

      Each Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with the regulations promulgated under the 1940 Act. Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

            Class of Shares
             of Each Fund           Service Fee       Distribution Fee
            --------------          -----------       ----------------
                  A                    0.25%                None
                  B                    0.25%                0.75%
                  C                    None                 None
                  D                    0.25%                0.75%

      Some or all of the service fees are used to reimburse securities dealers (including securities dealers that are affiliates of the Distributor) for personal services and/or the maintenance of shareholder accounts. In addition, the Distributor generally pays an initial commission to dealers for the sale of shares of each Fund with a portion of such commission representing payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares of each Fund are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares of each Fund are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the

Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and/or the maintenance of shareholder accounts.

      The distribution fees are used primarily to offset initial and ongoing commissions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers. Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid to affiliates by the Fund), have also been authorized pursuant to the Distribution Plan.

      Class A shares of the Funds may be purchased without a sales charge by certain Trustees, directors, officers, employees, their relatives and other persons directly or indirectly related to the Funds or affiliated entities. Class A shares of the Funds may also be sold at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements or managed fee-based programs.


                  COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

      Each Fund offers the same shareholder services, including the Open Account System, reinvestment privileges, a systematic withdrawal plan, a dividend allocation plan, telephone purchases, telephone exchanges, telephone redemptions and access to the Investamatic Check Program, an automatic investment program. Because each Fund currently offers the same shareholder services, after the closing of the proposed Reorganization the same services will continue to be available to the shareholders of the Florida Tax-Free Fund.


                                    FISCAL YEAR

      Both Funds operate on fiscal years ending December 31.


                                    PERFORMANCE


Tax-Exempt Fund

      The following is a discussion of the performance of the Tax-Exempt Fund for the six months ended June 30, 1995 and the fiscal year ended December 31, 1994.

      The six months ended June 30, 1995 were better than the year ended December 31, 1994. The Fund had a positive return through the first half of 1995, although it trailed the average for its category because the portfolio was conservatively positioned. The Fund had shortened its duration (a measure of a fund's sensitivity to interest rate changes) to protect it if interest rates increased, as had happened throughout 1994. When interest rates fell sharply instead, the Fund did not enjoy the full benefit of the market rally.

      The Fund has extended its duration slightly, which will help in an environment of falling rates. In addition, the Fund has upgraded the quality of bonds in the portfolio and increased the percentage of insured bonds. As of June 30, 1995, the bonds in the portfolio had an average credit quality of AA.

      Average Annual Total Return for periods ended June 30, 1995:

                                        Life of Fund
          1 year         5 years        (since 8/25/86)
-------   ------         -------        ---------------
Class A   +1.46%         +6.21%             +6.49%
Class B   +0.32%         +6.53%             +6.84%
Class C   +6.38%         +7.25%             +7.08%
Class D   +4.32%         +6.83%             +6.84%


      In 1994, the bond market was repeatedly buffeted by uncertainty over the strength of the economy and the timing of the Fed's next rate increase. When the municipal bond market declined sharply in February, March and April 1994, the Fund attempted to reduce risk in the portfolio by replacing longer-term bonds with less interest-rate-sensitive, shorter-term bonds. In some cases the Fund sold bonds for losses and replaced them with higher-yielding, more defensive bonds. The Fund also increased the quality of the portfolio, because higher quality bonds tend to perform better in weak markets.

      The portfolio holds a number of bonds from so-called "specialty states"--states where there are tax incentives to buy in-state bonds or where bonds tend to be in short supply. Typically, demand is fairly consistent for such bonds, which can be advantageous in a bad market. Specialty states include Massachusetts, North Carolina (which also offers very high quality), New York, Ohio and Connecticut.


Comparison Of Change In Value Of A $10,000 Investment In Tax-Exempt Fund And The Lehman Municipal Bond Index


State Street Research Tax-Exempt Fund - Class A

                                LINE CHART DATA
                           (INCEPTION VALUE = $9,550)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $ 9,550                  $10,000
12/31/86                 9,889                   10,371
12/31/87                 9,748                   10,527
12/31/88                11,063                   11,597
12/31/89                12,128                   12,849
12/31/90                12,713                   13,785
12/31/91                14,213                   15,459
12/31/92                15,538                   16,821
12/31/93                17,420                   18,888
12/31/94                16,218                   17,911


State Street Research Tax-Exempt Fund - Class B

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,165                   18,888
12/31/94                16,786                   17,911


State Street Research Tax-Exempt Fund - Class C

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,224                   18,888
12/31/94                17,028                   17,911



State Street Research Tax-Exempt Fund - Class D

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,163                   18,888
12/31/94                16,784                   17,911


All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Tax-Exempt Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. In March 1992, the Tax-Exempt Fund changed its investment objective to eliminate requirements that specify that a percentage of the Tax-Exempt Fund be invested in certain rating categories. Previously, it was required to invest 80% in securities rated A, BBB, BB or better. Past performance, therefore, may not be indicative of future results. Shares of the Tax-Exempt Fund had no class designations until June 7, 1993, when designations were assigned based on the pricing and 12b-1 fees applicable to shares sold thereafter. Performance data for a specified class include periods prior to the adoption of class designations. "A" share returns for each of the periods reflect the maximum 4.5% sales charge. "B" share returns for the 1- and 5-year periods reflect a 5% and a 2% contingent deferred sales charge, respectively. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. "D" share return for the 1-year period reflects a 1% contingent deferred sales charge. Performance for "B" and "D" shares prior to June 7, 1993, reflects annual 12b-1 fees of 0.25% and performance thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance. The Lehman Muni Bond Index represents approximately 15,000 fixed-coupon, investment-grade municipal bonds. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

      Further information about each Fund's performance is contained in each Fund's annual and semiannual reports, which may be obtained without charge by writing to the Funds at One Financial Center, Boston, Massachusetts 02111, or calling (800) 562-0032.

                   COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

      General. The Florida Tax-Free Fund and the Tax-Exempt Fund are series of the Trust which was established in 1985 under the laws of The Commonwealth of Massachusetts. The Florida Tax-Free Fund commenced operations in 1993, and the Tax-Exempt Fund commenced operations in 1986. Both Funds are governed by a Second Amended and Restated Master Trust Agreement dated June 5, 1993, as further amended thereafter. As a Massachusetts business trust, the Trust's operations are governed by its Master Trust Agreement and applicable federal and Massachusetts laws. The above-referenced Master Trust Agreement may hereinafter be referred to as the "Master Trust Agreement."

      Shares of the Florida Tax-Free Fund and the Tax-Exempt Fund. The beneficial interests in each of the Florida Tax-Free Fund and the Tax-Exempt Fund are represented by transferable shares, par value $.001 per share. The Master Trust Agreement permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series. As of the date hereof, the Trust has five operating series: the Florida Tax-Free Fund, the Tax-Exempt Fund, State Street Research New York Tax-Free Fund, State Street Research California Tax-Free Fund and State Street Research Pennsylvania Tax-Free Fund. Each share of any Trust series represents an equal proportionate interest in the assets and liabilities, excluding differences in class expenses belonging to that series. As such, each share is entitled to dividends and distributions out of the income (after expenses) belonging to that series as declared by the Board of Trustees.

      Voting Requirements. Generally, the provisions of the Master Trust Agreement of the Trust may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, by an instrument in writing signed by a majority of the then Trustees (or by an officer of such Trust pursuant to the vote of a majority of such Trustees). Generally, any amendment to the Trust's Master Trust Agreement that adversely affects the rights of shareholders of one or more series may be adopted by a majority of the then Trustees of the Trust when authorized by shareholders holding a majority of the shares entitled to vote.

      Voting Rights. The Master Trust Agreement of the Trust provides that special meetings of shareholders for any purpose requiring action by shareholders under such Master Trust Agreement or the Trust's By-laws shall be called upon the written request of holders of at least ten percent of the outstanding shares of the Trust or, as the context may require, a series thereof. The Master Trust Agreement of the Trust provides in general that shareholders have the power to vote only on the following matters, each as more fully described in such Master Trust Agreements: (i) the election or removal of Trustees as provided in the Master Trust Agreement; (ii) with respect to certain contracts, such as contracts for investment advisory or management services, to the extent required as provided in the Master Trust Agreement as a whole; (iii) with respect to any termination or reorganization of the Trust; (iv) an amendment of the Master Trust Agreement as provided in the Master Trust Agreement; (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust, any Sub-Trust thereof or its stockholders; and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Master Trust Agreement, the By-laws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing matters will involve separate votes of one or more series of a Trust, while others will require a vote of the Trust's shareholders as a whole.

      Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust. The Master Trust Agreement of the Trust provides for indemnification, under certain circumstances, out of Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such, and not because of such shareholder's acts or omissions or for some other reason, for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Trust to be remote since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself would be unable to meet its obligations.

      Liability of Trustees and Officers. Under the Master Trust Agreement of the Trust, Trustees and officers will be indemnified, under certain circumstances, for all liabilities, including the expenses of litigation, against them unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, such determination to be based upon the outcome of a court action or administrative proceeding or a reasonable determination, following a review of the facts, by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for these expenses provided that the Trustee or officer undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met. It should be noted that it is the view of the staff of the Securities and Exchange Commission that to the extent that any provisions such as those described above are inconsistent with the 1940 Act including Section 17 thereof, the provisions of the 1940 Act are preemptive.

      The foregoing is only a summary of certain of the provisions of the Trust's Master Trust Agreement and By-laws. Shareholders should refer directly to the provisions of the Master Trust Agreement and By-laws for their full terms.


                                   MANAGEMENT

      The investment manager for each of the Funds is State Street Research & Management Company. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Funds, subject to the authority of the Board of Trustees. As of June 30, 1995, the Investment Manager had assets of approximately $26.2 billion under management.

     The portfolio manager for the Tax-Exempt Fund is Susan W. Drake. Ms. Drake has managed the Tax-Exempt Fund since 1990. Ms. Drake's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years, she has also served as a securities analyst for State Street Research & Management Company.

     The portfolio managers for the Florida Tax-Free Fund are Ms. Drake and Paul
J. Clifford. Ms. Drake and Mr. Clifford have managed the Florida Tax-Free Fund since the commencement of operations in August 1993. Mr. Clifford's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years, he has also served as a securities analyst for State Street Research & Management Company.


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

      Information about the Tax-Exempt Fund is included in its current Prospectus dated May 1, 1995, a copy of which is included herewith and incorporated by reference herein. Additional information about the Tax-Exempt Fund is included in the Fund's Statement of Additional Information dated May 1, 1995. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to State Street Research Tax-Exempt Fund, One Financial Center, Boston, Massachusetts 02111, or by calling (800) 562-0032.

      Information about the Florida Tax-Free Fund is included in its current Prospectus dated May 1, 1995, which is incorporated by reference herein. Additional information about the Florida Tax-Free Fund is included in the Fund's Statement of Additional Information dated May 1, 1995. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to State Street Research Florida Tax-Free Fund, One Financial Center, Boston, Massachusetts 02111 or by calling (800) 562-0032.

      Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files proxy material, reports and other information with the Securities and Exchange Commission. These reports can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549, as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington DC 20549 at prescribed rates.

                               VOTING INFORMATION

      Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person or by submitting a written notice of revocation or a later-dated proxy to the Trust at the address of the Trust set forth on the cover page of this Joint Proxy Statement/Prospectus prior to the date of the Meeting. Shareholders of record of the Florida Tax-Free Fund at the close of business on October 13, 1995 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting of the Fund or to vote at any adjournments thereof. This Joint Proxy Statement/Prospectus, proxies and accompanying Notice of Meeting were first sent or given to shareholders of the Funds on or about October 20, 1995.

      As of the Record Date, there were approximately 321,266, 308,292, 368,129 and 140,191 issued and outstanding Class A, Class B, Class C and Class D shares, respectively, of the Florida Tax-Free Fund. Each share of such Fund is entitled to one vote, with a proportionate vote for each fractional share.

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the shares represented thereby will be voted in accordance with the instructions on the proxy. Unless instructions to the contrary are marked thereon, the proxy will be voted for the proposal described herein and, in the discretion of the persons named herein as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Meeting or any adjournments thereof. The Board of Trustees does not currently know of any matter to be considered at the Meeting other than the proposal to approve the Plan of Reorganization.

      The affirmative vote of the holders of a majority of the outstanding voting shares of the Florida Tax-Free Fund (within the meaning of the 1940 Act), voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. Under the 1940 Act, the vote of a majority of the outstanding voting shares means the vote of the lesser of (a) 67% or more of the voting shares of the Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the outstanding voting shares of the Fund, voting together as a single class. Approval of the Plan of Reorganization by the shareholders of the Florida Tax-Free Fund is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Trustees of the Trust will continue the management of the Florida Tax-Free Fund and the Tax-Exempt Fund, respectively, and may consider other alternatives in the best interests of each Fund's shareholders.

      The holders of a majority of the shares entitled to vote of the Florida Tax-Free Fund outstanding at the close of business on the Record Date present in person or represented by proxy constitute a quorum for the Meeting; however, as noted above, the affirmative vote of a majority of the shares of such Fund, voting together as a single class (within the meaning of the 1940 Act) is required to approve the Reorganization. In the event a quorum is not present at the Meeting or in the event a quorum is present at the Meeting but sufficient votes to approve the Plan of Reorganization are not received, the persons named as proxies may propose one or more adjournments without further notice to shareholders of the Meeting to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders.

      For purposes of determining the presence of a quorum for transacting business at the Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Florida Tax-Free Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposals to be acted upon at the Meeting.

      Expenses of the Reorganization will be apportioned between the Distributor and the Funds in a fair and equitable manner. Expenses will be allocated to the Tax-Exempt Fund and the Florida Tax-Free Fund in an appropriate manner on the basis of identifiable direct costs or otherwise on the basis of relative net assets and the Distributor will assume one-half of each Fund's expenses. Such expenses include costs of preparing, printing and mailing the enclosed proxy, accompanying notice and Joint Proxy Statement/Prospectus and all other costs in connection with solicitation of proxies, including any additional solicitation by letter, telephone or telegraph. In addition to solicitation of proxies by mail, officers of the Trust and officers and regular employees of the Investment Manager, affiliates of the Investment Manager, or other representatives of the Trust may also solicit proxies by telephone or telegram or in person. A proxy solicitation firm may also be retained to assist in any special, personal solicitation of proxies. The costs of retaining such a firm is not expected to exceed $12,000.

      THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.


                               DISSENTERS' RIGHTS

      Neither the Master Trust Agreement of the Trust nor Massachusetts law grants the shareholders of the Florida Tax-Free Fund any rights in the nature of dissenters' rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares is not affected by the proposed Reorganization.

                                      EXPERTS

      The financial statements of the Tax-Exempt Fund and the Florida Tax-Free Fund for the fiscal year ended December 31, 1994 included in each Fund's Statement of Additional Information have been incorporated herein by reference in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing. Certain legal matters with respect to the issuance of the shares of the Trust will be passed upon by Goodwin, Procter & Hoar, Boston, Massachusetts.


                                   OTHER MATTERS

      The Board of Trustees does not intend to present any other business at the Meeting, nor are they aware that any shareholder intends to do so. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.


                         NO ANNUAL MEETING OF SHAREHOLDERS

      There will be no annual or further special meetings of shareholders of the Funds unless required by applicable law or called by the Trustees of such Fund in their discretion. In accordance with the 1940 Act, or under the Trust's Master Trust Agreement, as amended, any Trustee may be removed (i) by a written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal, specifying the date upon which such removal shall become effective; (ii) by a vote of shareholders holding not less than two-thirds of the shares of the Trust then outstanding, cast in person or by proxy at a meeting called for the purpose or (iii) by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian. Shareholders holding 10% or more of the shares of the Trust then outstanding can require that the Trustees call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. In addition, if ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 or at least 1% of the outstanding Fund shares, inform the Trustees that they wish to communicate with other shareholders, the Trustees will either give such shareholders access to the shareholder list or inform them of the cost involved if the Fund forwards material to shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

      Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the State Street Research Tax-Exempt Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111. Shareholder proposals should be received in a reasonable time before the solicitation is made.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES.

                                   EXHIBIT A


             AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


      AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of
October 13, 1995 by and between State Street Research Tax-Exempt Trust, a Massachusetts business trust (the "Tax-Exempt Trust"), on behalf of the State Street Research Florida Tax-Free Fund series of the Tax-Exempt Trust (the "Florida Tax-Free Fund") and the Tax-Exempt Trust on behalf of the State Street Research Tax-Exempt Fund series of the Tax-Exempt Trust (the "Tax-Exempt Fund").

                              W I T N E S S E T H:

      WHEREAS, the Tax-Exempt Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

      WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, such reorganization to consist of the transfer of all of the assets of the Florida Tax-Free Fund in exchange solely for Class A, Class B, Class C and Class D shares of beneficial interest, $.001 par value per share, of the Tax-Exempt Fund ("Tax-Exempt Fund Shares") and the assumption by the Tax-Exempt Fund of all of the stated liabilities of the Florida Tax-Free Fund and the distribution, after the Closing hereinafter referred to, of Tax-Exempt Fund Shares to the shareholders of the Florida Tax-Free Fund in liquidation of the Florida Tax-Free Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization"); and

      WHEREAS, the Trustees of the Tax-Exempt Trust, including a majority of the Trustees and the Trustees who are not interested persons, have determined that participating in the transactions contemplated by this Agreement is in the best interests of each of the Funds.

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

      1. Transfer of Assets. Subject to the terms and conditions set forth herein, at the closing provided for in Section 5 (herein referred to as the "Closing") the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund shall transfer all of the assets of the Florida Tax-Free Fund, and assign all Assumed Liabilities (as hereinafter defined) to the Tax-Exempt Fund, and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall acquire all such assets, and shall assume all such Assumed Liabilities (as hereinafter defined), upon delivery to the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund of Tax-Exempt Fund Shares having a net asset value equal to the value of the net assets of the Florida Tax-Free Fund transferred (the "New Shares"). "Assumed Liabilities" shall mean all liabilities, including all expenses, costs, charges and reserves reflected in an unaudited statement of assets and liabilities of the Florida Tax-Free Fund as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the New Shares and the value of the net assets of the Florida Tax-Free Fund to be transferred shall be determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (the "Valuation Date") using the valuation procedures set forth in the then current prospectus and statement of additional information of the Tax-Exempt Fund. All Assumed Liabilities of the Florida Tax-Free Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Tax-Exempt Fund and may be enforced against the Tax-Exempt Fund to the same extent as if the same had been incurred by the Tax-Exempt Fund.

      2. Liquidation of the Florida Tax-Free Fund. At or as soon as practicable after the Closing, the Florida Tax-Free Fund will be liquidated and the New Shares delivered to the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund will be distributed to shareholders of the Florida Tax-Free Fund, each shareholder to receive the number of New Shares of the corresponding class and equal to the pro rata portion of shares of beneficial interest of the Florida Tax-Free Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Tax-Exempt Fund in the name of each shareholder of the Florida Tax-Free Fund and representing the respective pro rata number of New Shares due such shareholder. As soon as practicable after the Closing, the Tax-Exempt Trust shall file on behalf of the Florida Tax-Free Fund such instruments of dissolution, if any, as are necessary to effect the dissolution of the Florida Tax-Free Fund and shall take all other steps necessary to effect a complete liquidation and dissolution of the Florida Tax-Free Fund. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Florida Tax-Free Fund will be deemed for all purposes to evidence ownership of the number of Tax-Exempt Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of Class A or Class C of the Florida Tax-Free Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to State Street Bank and Trust Company as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Tax-Exempt Fund Shares issuable with respect thereto. All Class B and Class D shares of record of the Tax-Exempt Fund are held in book entry form and no certificates for such shares will be issued.

      3.    Representations and Warranties.

            (a) The Tax-Exempt Trust, on behalf of the Florida Tax-Free Fund, hereby represents and warrants to the Tax-Exempt Fund as follows:

                  (i) the Tax-Exempt Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                  (ii) the Tax-Exempt Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Florida Tax-Free Fund;

                (iii) the execution and delivery of this Agreement on behalf of the Florida Tax-Free Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Tax-Exempt Trust or the shareholders of the Florida Tax-Free Fund (other than as contemplated in Section 4(h)) are necessary to authorize this Agreement and the transactions contemplated hereby;

                  (iv) this Agreement has been duly executed by the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                (v) neither the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund, nor the consummation by the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Master Trust Agreement or By-Laws of the Tax-Exempt Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Tax-Exempt Trust is a party or by which the Tax-Exempt Trust or any of its assets is subject or bound; and

                 (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund or the consummation of any transactions contemplated hereby by the Tax-Exempt Trust, other than as shall be obtained at or prior to the Closing.

            (b) The Tax-Exempt Trust, on behalf of the Tax-Exempt Fund, hereby represents and warrants to the Florida Tax-Free Fund as follows:

                  (i) The Tax-Exempt Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                (ii) The Tax-Exempt Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Tax-Exempt Fund;

                (iii) the execution and delivery of this Agreement on behalf of the Tax-Exempt Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Tax-Exempt Trust or the shareholders of the Tax-Exempt Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

                 (iv) this Agreement has been duly executed by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                 (v) neither the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund, nor the consummation by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund of the transaction contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Master Trust Agreement or By-Laws of the Tax-Exempt Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Tax-Exempt Trust is a party or by which the Tax-Exempt Trust or any of its assets is subject or bound; and

                  (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund or the consummation of any transactions contemplated hereby by the Tax-Exempt Trust, other than as shall be obtained at or prior to the Closing.

      4. Conditions Precedent. The obligations of the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund to effectuate the plan of reorganization and liquidation hereunder shall be subject to the satisfaction of the following conditions:

            (a) At or immediately prior to the Closing, the Tax-Exempt Trust shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Florida Tax-Free Fund all of such Fund's investment company taxable income for taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

            (b) A registration statement of the Tax-Exempt Fund on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act"), registering the New Shares under the Securities Act, and such amendment or amendments thereto as are determined by the Board of Trustees of the Tax-Exempt Trust to be necessary and appropriate to effect such registration of the New Shares (the "Registration Statement"), shall have been filed with the Commission and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of such Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

            (c) The New Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

            (d) All representations and warranties of the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received a certificate of an officer of the Tax-Exempt Trust acting on behalf of the Florida Tax-Free Fund to that effect in form and substance reasonably satisfactory to the Tax-Exempt Trust on behalf of the Tax-Exempt Fund;

            (e) All representations and warranties of the Tax-Exempt Trust on behalf of the Tax-Exempt Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund shall have received a certificate of an officer of the Tax-Exempt Trust acting on behalf of the Tax-Exempt Fund to that effect in form and substance reasonably satisfactory to the Tax-Exempt Trust on behalf of the Florida Tax-Free Fund;

            (f) The Tax-Exempt Trust on behalf of the Florida Tax-Free Fund and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received an opinion from Goodwin, Procter & Hoar regarding tax matters in connection with the Reorganization;

            (g) The Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received an agreed upon procedures report, in accordance with established accounting standards for such reports, of Price Waterhouse LLP, auditors for the Tax-Exempt Trust, as to the unaudited statement of assets and liabilities described in Section 1 of this Agreement; and

            (h) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding voting Class A, Class B, Class C and Class D shares of beneficial interest of the Florida Tax-Free Fund (within the meaning of the 1940 Act), voting together as a single class, entitled to vote at the special meeting of shareholders of the Florida Tax-Free Fund duly called for such purpose.

            (i) The Funds shall have received from the Commission an order approving the Funds' application pursuant to Section 17(b) of the 1940 Act for an order exempting the Reorganization from Section 17(a) of the 1940 Act and pursuant to Rule 17d-1 under the 1940 Act for an order exempting the Reorganization from Section 17(d) of the1940 Act and Rule 17d-1 thereunder.

      5. Closing. The Closing shall be held at the offices of the Tax-Exempt Trust and shall occur (a) immediately prior to the opening of business on the first Monday following receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Florida Tax-Free Fund at which this Agreement is considered or (b) such later time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously unless otherwise provided. At, or as soon as may be practicable following the Closing, the Tax-Exempt Fund shall distribute the New Shares to the Florida Tax-Free Fund Record Holders (as herein defined) by instructing the Tax-Exempt Fund to register the appropriate number of New Shares in the names of the Florida Tax-Free Fund's shareholders and the Tax-Exempt Fund agrees promptly to comply with said instruction. The shareholders of record of the Florida Tax-Free Fund as of the close of business on the Valuation Date shall be certified by the Tax-Exempt Trust's transfer agent (the "Florida Tax-Free Fund Record Holders").

      6. Expenses. The expenses incurred in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated, will be apportioned between State Street Research Investment Services, Inc. (the "Distributor"), the distributor for each of the Funds, and the Funds in a fair and equitable manner. Expenses will be allocated to the Tax-Exempt Fund and the Florida Tax-Free Fund on the basis of identifiable directs costs or otherwise on the basis of relative net assets and the Distributor will assume one half of each Fund's expenses. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the registration statement on Form N-14 contemplated hereby; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary to qualify the New Shares under applicable blue sky laws; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

      7. Termination. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Tax-Exempt Trust, at any time prior to the Closing, if circumstances should develop that, in the opinion of the Board of Trustees, in its sole discretion, make proceeding with this Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of either the Florida Tax-Free Fund or the Tax-Exempt Fund, or their respective trustees or officers, to the other party or its trustees or officers.

      8. Amendments. This Agreement may be amended, waived or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Tax-Exempt Trust acting on behalf of the Florida Tax-Free Fund and by the authorized officers of the Tax-Exempt Trust acting on behalf of the Tax-Exempt Fund; provided, however, that following the meeting of the Florida Tax-Free Fund shareholders called by the Tax-Exempt Trust pursuant to Section 4(h) of this Agreement, no such amendment, waiver or supplement may have the effect of changing the provisions for determining the number of Tax-Exempt Fund Shares to be issued to the Florida Tax-Free Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

      9. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, except as to matters of conflicts of laws.

     10. Further Assurances. The Tax-Exempt Trust shall take such further action, prior to, at, and after the Closing, as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     11. Limitations of Liability. The term "Tax-Exempt Trust" means and refers to the trustees from time to time serving under the Master Trust Agreement of the Tax-Exempt Trust, as the same may subsequently thereto have been, or subsequently hereto be, amended. It is expressly agreed that the obligations of the Tax-Exempt Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Tax-Exempt Trust, personally, but bind only the assets and property of the Florida Tax-Free Fund series of the Tax-Exempt Trust and the Tax-Exempt Fund series of the Tax-Exempt Trust, as the case may be, as provided in the Master Trust Agreement of the Tax-Exempt Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Tax-Exempt Trust and signed by an authorized officer of the Tax-Exempt Trust, acting as such, and neither such authorization nor such execution and delivery shall be deemed to have been made individually or to impose any personal liability, but shall bind only the trust property of the Tax-Exempt Trust as provided in its Master Trust Agreement. The Master Trust Agreement of the Tax-Exempt Trust provides, and it is expressly agreed, that each Sub-Trust of the Tax-Exempt Trust shall be charged with the liabilities in respect of that Sub-Trust and all expenses, costs, charges or reserves belonging to that Sub-Trust.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above by their duly authorized representatives.

                                    STATE STREET RESEARCH TAX-EXEMPT TRUST, on
                                    behalf of its State Street Research Florida
                                    Tax-Free Fund series
Attest:
                                    By:
/s/ Francis J. McNamara, III              /s/ Gerard P. Maus
----------------------------              ----------------------------
Francis J. McNamara, III                  Gerard P. Maus
Secretary                                 Treasurer

ATTEST: STATE STREET RESEARCH TAX-EXEMPT TRUST, on behalf of its State Street Research Tax-Exempt Fund series


                                    By:
/s/ Francis J. McNamara, III              /s/ Ralph F. Verni
----------------------------              ------------------------------
Francis J. McNamara, III                  Ralph F. Verni
Secretary                                 Chairman of the Board,
                                          President and Chief
                                          Executive Officer

                 STATE STREET RESEARCH PENNSYLVANIA TAX-FREE FUND
                                   a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111

Dear Shareholder:

      You are cordially invited to attend a Special Meeting of Shareholders of the State Street Research Pennsylvania Tax-Free Fund (the "Pennsylvania Tax-Free Fund"), a series of State Street Research Tax-Exempt Trust (the "Trust"), to be held at the offices of the Trust at One Financial Center, 31st Floor, Boston, Massachusetts 02111 on December 12, 1995 at 4:00 p.m. local time.

      At this important meeting you will be asked to consider and approve an Agreement and Plan of Reorganization and Liquidation between the Pennsylvania Tax-Free Fund and State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund"), another series of the Trust.

      If the proposal is approved by the shareholders of the Pennsylvania Tax-Free Fund, the Tax-Exempt Fund would acquire substantially all of the assets and liabilities of the Pennsylvania Tax-Free Fund. As a result of this transaction, you would receive, in exchange for your shares of the Pennsylvania Tax-Free Fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equivalent to the aggregate net asset value of your Pennsylvania Tax-Free Fund investment at the time of the transaction. The transaction is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from federal income taxes to you and your Fund.

      The Board of Trustees of the Trust has determined that the proposed reorganization should provide benefits to shareholders of the Pennsylvania Tax-Free Fund due to the enhanced economies of scale and more efficient operations which are expected to result from combining funds with the same investment manager, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

      I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. We look forward to receiving your vote.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN DECEMBER 8, 1995.

      Instructions for shares held of record in the name of a nominee, such as a broker-dealer, may be subject to earlier cut-off dates established by such intermediaries to facilitate a timely response.

                                          Sincerely,


                                          /s/ Ralph F. Verni
October 16, 1995                          Ralph F. Verni
                                          Chairman of the Board, President
                                          and Chief Executive Officer

                 STATE STREET RESEARCH PENNSYLVANIA TAX-FREE FUND
                                   a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111

                         ---------------------------------

                            NOTICE OF SPECIAL MEETING

                                 OF SHAREHOLDERS

                          To Be Held On December 12, 1995

                         ---------------------------------

      A Special Meeting of Shareholders of State Street Research Pennsylvania Tax-Free Fund (the "Pennsylvania Tax-Free Fund"), a portfolio series of State Street Research Tax-Exempt Trust, a Massachusetts business trust (the "Trust"), will be held at the offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, on December 12, 1995, at 4:00 p.m. local time (the "Meeting") for the following purposes:

      1. To consider and act upon an Agreement and Plan of Reorganization and Liquidation providing for the transfer of the assets of the Pennsylvania Tax-Free Fund (subject to its liabilities) to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund") in exchange for Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund, the distribution of such shares to shareholders of the Pennsylvania Tax-Free Fund and the subsequent liquidation and dissolution of the Pennsylvania Tax-Free Fund; and

      2. To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Meeting and any adjournments thereof.

      The close of business on October 13, 1995 has been fixed as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR HOLDINGS IN THE FUND. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU DESIRE TO VOTE IN PERSON AT THE MEETING, YOU MAY REVOKE YOUR PROXY.

                                         By Order of the Trustees
                                         FRANCIS J. MCNAMARA, III
                                         Secretary

October 16, 1995
Date of Notice

                       JOINT PROXY STATEMENT/PROSPECTUS
                 Concerning the Acquisition of the Assets of

               STATE STREET RESEARCH PENNSYLVANIA TAX-FREE FUND

                       By and in Exchange for Shares of

                    STATE STREET RESEARCH TAX-EXEMPT FUND

                                each a series of
                     State Street Research Tax-Exempt Trust
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 562-0032




      This Joint Proxy Statement/Prospectus relates to the proposed transfer of the assets and liabilities of the State Street Research Pennsylvania Tax-Free Fund (the "Pennsylvania Tax-Free Fund"), a series of the State Street Research Tax-Exempt Trust (the "Trust"), a Massachusetts business trust, to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund"), another series of the Trust, in exchange for Class A, Class B, Class C and Class D shares of beneficial interest, $.001 par value per share, of the Tax-Exempt Fund ("Tax-Exempt Fund Shares"). Following such transfer, Tax-Exempt Fund Shares will be distributed to shareholders of the Pennsylvania Tax-Free Fund in liquidation of the Pennsylvania Tax-Free Fund, and the Pennsylvania Tax-Free Fund will be dissolved. As a result of the proposed transaction, each shareholder will receive in exchange for his or her shares of the Pennsylvania Tax-Free Fund shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equal to the value of such shareholder's shares of the Pennsylvania Tax-Free Fund, calculated as of the close of business on the business day immediately prior to the exchange.

      This Joint Proxy Statement/Prospectus is furnished to the shareholders of the Pennsylvania Tax-Free Fund in connection with the solicitation of proxies by and on behalf of the Trust's Board of Trustees to be used at a Special Meeting of Shareholders of the Pennsylvania Tax-Free Fund to be held at the offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, at 4:00 p.m. local time on December 12, 1995 and at any adjournments thereof (the "Meeting"). This document also serves as a Prospectus of the Tax-Exempt Fund and covers the proposed issuance of Tax-Exempt Fund Shares. The Pennsylvania Tax-Free Fund and the Tax-Exempt Fund may hereinafter be referred to collectively as the "Funds" and individually as a "Fund." The Board of Trustees of the Trust may hereinafter be referred to as the "Board of Trustees."

      The investment objective of the Tax-Exempt Fund, a diversified series of the Trust, an open-end management investment company, is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Tax-Exempt Fund invests primarily in tax-exempt debt obligations which the investment manager of the Fund believes will not involve undue risk.

      This Joint Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information that a shareholder of the Tax-Exempt Fund and the Pennsylvania Tax-Free Fund should know before investing. This Joint Proxy Statement/Prospectus is accompanied by the Prospectus of the Tax-Exempt Fund dated May 1, 1995, which is incorporated by reference herein. The Prospectus of the Pennsylvania Tax-Free Fund dated May 1, 1995 is incorporated by reference herein. A Statement of Additional Information dated October 16, 1995 containing additional information relevant to the proposed transaction has been filed with the Securities and Exchange Commission and is incorporated by reference into this Joint Proxy Statement/Prospectus. A copy of such Statement and a copy of the Prospectus of the Pennsylvania Tax-Free Fund may be obtained without charge by writing to the Secretary, Tax-Exempt Trust Shareholder Meeting, 31st Floor, One Financial Center, Boston, Massachusetts 02111.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

October 16, 1995
Date of Joint Proxy Statement/Prospectus

                              TABLE OF CONTENTS

                                                                            Page

SUMMARY ...................................................................    4

RISK FACTORS ..............................................................   10

REASONS FOR THE REORGANIZATION ............................................   11

INFORMATION ABOUT THE REORGANIZATION ......................................   12

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ..........................   16

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS ......................   20

COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES ...........................   22

FISCAL YEAR ...............................................................   22

PERFORMANCE ...............................................................   22

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS .............................   22

MANAGEMENT ................................................................   24

ADDITIONAL INFORMATION ABOUT THE FUNDS ....................................   25

VOTING INFORMATION ........................................................   26

DISSENTERS' RIGHTS ........................................................   27

EXPERTS ...................................................................   28

OTHER MATTERS .............................................................   28

NO ANNUAL MEETING OF SHAREHOLDERS .........................................   28


Exhibit A: Agreement and Plan of Reorganization and Liquidation ...........  A-1

                                   SUMMARY

      The following is a summary of certain information contained in or incorporated by reference in this Joint Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization (as hereinafter defined) and is qualified in its entirety by reference to the full text of this Joint Proxy Statement/Prospectus and the documents referred to herein.

      Proposed Transaction. The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization and Liquidation (the "Plan of Reorganization") providing for the transfer of all of the assets of the Pennsylvania Tax-Free Fund to the Tax-Exempt Fund (subject to the assumption by the Tax-Exempt Fund of all of the liabilities of the Pennsylvania Tax-Free Fund including those reflected on a statement of assets and liabilities of that Fund as of the close of business on the Valuation Date, as hereinafter defined) in exchange for Tax-Exempt Fund Shares at a closing to be held following the satisfaction of the conditions to the Reorganization (the "Closing"). The aggregate net asset value of full and fractional Tax-Exempt Fund Shares to be issued to shareholders of the Pennsylvania Tax-Free Fund will equal the value of the aggregate net assets of the Pennsylvania Tax-Free Fund as of the close of business on the business day immediately prior to the Closing (the "Valuation Date"). The number of Class A, Class B, Class C and Class D shares (which may hereinafter be referred to collectively as the "shares" or individually as a "share") to be issued to the Pennsylvania Tax-Free Fund will be determined by dividing (a) the aggregate net assets attributable to each class of shares of the Pennsylvania Tax-Free Fund by (b) the net asset value per Class A, Class B, Class C and Class D share, respectively, of the Tax-Exempt Fund, each computed as of the close of business on the Valuation Date. Tax-Exempt Fund Shares will be distributed to shareholders of the Pennsylvania Tax-Free Fund in liquidation of the Pennsylvania Tax-Free Fund, and the Pennsylvania Tax-Free Fund will be dissolved. The proposed transaction described above is referred to in this Joint Proxy Statement/Prospectus as the "Reorganization."

      As a result of the Reorganization, each shareholder will receive, in exchange for his or her shares of the Pennsylvania Tax-Free Fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equal to the value of such shareholder's shares of the Pennsylvania Tax-Free Fund, calculated as of the close of business on the Valuation Date. For example, Class A shareholders of the Pennsylvania Tax-Free Fund would receive Class A shares of the Tax-Exempt Fund.

      At or prior to the Closing, the Pennsylvania Tax-Free Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Pennsylvania Tax-Free Fund's shareholders all of the Pennsylvania Tax-Free Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing. The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the interests of existing shareholders of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund, respectively, will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization would be in the best interests of the shareholders of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund, respectively. See "Information About the Reorganization."

      The Trustees of the Trust recommend that the shareholders of the Pennsylvania Tax-Free Fund vote FOR approval of the Plan of Reorganization.

      Approval of the Plan of Reorganization by the shareholders of the Pennsylvania Tax-Free Fund is a condition of the consummation of the Reorganization. The affirmative vote of the holders of a majority of the outstanding voting shares of such Fund (within the meaning of the 1940 Act), voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. A "majority" vote is defined in the 1940 Act as the vote of the holders of the lesser of (a) 67% or more of the voting shares of the Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the outstanding voting shares of the Fund, voting together as a single class. See "Voting Information."

      Tax Consequences. Counsel to the Funds, Goodwin, Procter & Hoar, has opined that, subject to customary assumptions and representations, upon consummation of the Reorganization and the transfer of substantially all of the assets of the Pennsylvania Tax-Free Fund to the Tax-Exempt Fund: (i) the transfer of all the assets of the Pennsylvania Tax-Free Fund for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of all liabilities of the Pennsylvania Tax-Free Fund will constitute a "reorganization" for federal income tax purposes, and the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund will each be a "party to a reorganization" for federal income tax purposes; (ii) no gain or loss will be recognized by the Tax-Exempt Fund or the Pennsylvania Tax-Free Fund upon the transfer of the Pennsylvania Tax-Free Fund assets to the Tax-Exempt Fund in exchange for Tax-Exempt Fund Shares; (iii) no gain or loss will be recognized by shareholders of the Pennsylvania Tax-Free Fund upon the exchange of shares of the Pennsylvania Tax-Free Fund for Tax-Exempt Fund Shares;
(iv) the basis of Tax-Exempt Fund Shares received by each Pennsylvania Tax-Free Fund shareholder pursuant to the Reorganization will be the same as the basis of the Pennsylvania Tax-Free Fund shares exchanged therefor; and (v) the basis of the Pennsylvania Tax-Free Fund assets in the hands of the Tax-Exempt Fund will be the same as the basis of such assets in the hands of the Pennsylvania Tax-Free Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the Reorganization. See "Information About the Reorganization."

      Investment Objectives and Policies. Unlike the Pennsylvania Tax-Free Fund, the Tax-Exempt Fund does not include as an investment objective the earning of interest income exempt from Pennsylvania State personal income taxes. In other respects, however, the investment objectives, policies and restrictions of the Funds are substantially similar. To the extent that there are other differences in the policies and restrictions of the Funds, shareholders should consider such differences. These differences are discussed below under "Comparison of Investment Objectives and Policies."

      The investment objective of the Pennsylvania Tax-Free Fund is to seek a high level of interest income exempt from federal income taxes and Pennsylvania State personal income taxes. The Fund invests primarily in investment grade securities issued by or on behalf of the State of Pennsylvania or its political subdivisions and by other governmental entities. The Pennsylvania Tax-Free Fund may invest up to 25% of its assets in securities rated BB to CC by Standard & Poor's Corporation ("S&P") or Ba to Ca by Moody's Investors Service, Inc. ("Moody's") or unrated securities that the Investment Manager (as hereinafter defined) believes to be of equivalent investment quality to comparably rated securities. During the current year, the Investment Manager (as defined herein) does not anticipate that the Fund will invest more than 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody's or in unrated securities of similar investment quality.

      The investment objective of the Tax-Exempt Fund is to seek a high level of interest income exempt from federal income taxes. The Fund invests primarily in investment grade tax-exempt debt obligations. The Tax-Exempt Fund may invest up to 20% of the Fund's assets in securities rated below BBB by S&P or Baa by Moody's, including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager (as hereinafter defined) believes to be of equivalent investment quality to comparably rated securities.

      Management and Other Service Providers. The business affairs of the Trust are managed by its Board of Trustees. For each of the Funds, State Street Research & Management Company (the "Investment Manager") serves as investment adviser, State Street Research Investment Services, Inc. serves as distributor (the "Distributor") and State Street Bank and Trust Company serves as custodian and as transfer agent and dividend paying agent ("SSBT").

      The Investment Manager and the Distributor are indirect wholly-owned subsidiaries of Metropolitan Life Insurance Company ("Metropolitan Life"). SSBT is not affiliated with the Investment Manager, the Distributor, Metropolitan Life, the Trust or the Funds. See "Management."

      Advisory Fees and Expenses. The following tables summarize the shareholder transaction expenses applicable to each Fund and the annual operating expenses for the Funds on an individual basis and for the Tax-Exempt Fund on a pro forma basis after giving effect to the Reorganization. This table is followed by an example illustrating the effect of these expenses on a $1,000 investment in each Fund.

Shareholder Transaction Expenses Applicable to Tax-Exempt Fund and Pennsylvania Tax-Free Fund

                                                 Class A  Class B   Class C  Class D
Shareholder Transaction Expenses (1)
   Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)......   4.5%     None      None     None
   Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering
       price)                                     None     None      None     None
   Maximum Deferred Sales Charge (as a percentage
      of original purchase price or redemption
      proceeds, as applicable)................    None(2)    5%      None       1%
   Redemption Fees (as a percentage of amount
      redeemed, if applicable).................   None     None      None     None
   Exchange Fees...............................   None     None      None     None
--------------------
(1) Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter, and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in a class of shares with a distribution fee may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules.

(2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption.

Table of Expenses of Tax-Exempt Fund (individually and on a pro forma basis) and Pennsylvania
Tax-Free Fund


                                                     Tax-Exempt Fund                       Pennsylvania Tax-Free Fund (1)

                                        Class A     Class B     Class C     Class D     Class A   Class B    Class C    Class D
Annual Fund Operating Expenses (as a
   percentage of average net assets)
      Management Fees............        0.55%       0.55%       0.55%       0.55%       0.55%     0.55%      0.55%     0.55%
      12b-1 Fees.................        0.25%       1.00%       None        1.00%       0.25%     1.00%      None      1.00%
      Other Expenses.............        0.36%       0.36%       0.36%       0.36%       1.37%     1.37%      1.37%     1.37%
        Less Voluntary Reduction           -         -              -           -       (1.67%)   (1.67%)    (1.67%)   (1.67%)
                                         ----        ----        ----        ----        ----      ----       ----      ----
         Total Fund Operating Expenses   1.16%       1.91%       0.91%       1.91%       0.50%     1.25%      0.25%     1.25%
                                         ====        =====       ====        ====        ====      ====       ====       ====

                                                Pro Forma Tax-Exempt Fund (2)

                                        Class A     Class B     Class C     Class D
Annual Fund Operating Expenses (as a
   percentage of average net assets)
      Management Fees...........         0.55%       0.55%       0.55%       0.55%
      12b-1 Fees................         0.25%       1.00%       None        1.00%
      Other Expenses............         0.36%       0.36%       0.36%       0.36%
         Less Voluntary Reduction           -           -          -             -
                                         -----       -----       -----       -----
         Total Fund Operating Expenses   1.16%       1.91%       0.91%       1.91%
                                         =====       =====       =====       =====
---------------------

(1) For the fiscal year ended December 31, 1994, Total Fund Operating Expenses of the
    Pennsylvania Tax-Free Fund with respect to the average net assets of Class A, Class B,
    Class C and Class D shares, respectively, would have been 2.17%, 2.94%, 1.97% and 2.95%
    in the absence of the voluntary assumption of fees or expenses by the Distributor and its affiliates. Such assumption of fees or expenses, as a percentage of average net assets, amounted to 1.67%, 1.69%, 1.72% and 1.70% of the Class A, Class B, Class C and Class D
    shares of the Fund, respectively. The amount of fees or expenses assumed during the fiscal year ended December 31, 1994 differed among classes because of fluctuations during the year in relative levels of assets in each class and in expenses before reimbursement.

(2) Reflects the effect of proposed similar reorganizations of two other state-specific tax-free mutual funds into the Tax-Exempt Fund to occur at about the same time as the proposed reorganization described herein.

Example:

You would pay the following expenses on a $1,000 investment including, for Class
A shares, the maximum initial sales charge and assuming (1) 5% annual return and
(2) redemption of the entire investment at the end of each time period:

                                             Tax-Exempt Fund               Pennsylvania Tax-Free Fund

                                   1 Year 3 Years   5 Years  10 Years   1 Year    3 Years  5 Years   10 Years
                                   ------ -------   -------  -------    ------    -------  -------   --------
Class A shares.................      $56   $80        $106    $180        $50       $60     $72       $105
Class B shares(1)..............      $69   $90        $123    $204        $63       $70     $89       $130
Class C shares.................      $ 9   $29        $ 50    $112        $ 3       $ 8     $14        $32
Class D shares.................      $29   $60        $103    $223        $23       $40     $69       $151

Pro Forma Tax-Exempt Fund

                                  1 Year 3 Years      5 Years    10 Years
                                  ------ -------      -------    --------
Class A shares................     $56     $80         $106        $180
Class B shares(1).............     $69     $90         $123        $204
Class C shares................     $ 9     $29         $ 50        $112
Class D shares................     $29     $60         $103        $223

You would pay the following expenses on the same investment, assuming no redemption:

                                               Tax-Exempt Fund                        Pennsylvania Tax-Free Fund

                                1 Year       3 Years      5 Years    10 Years    1 Year  3 Years   5 Years    10 Years
                                ------       -------      -------    --------    ------  -------   -------    --------
Class B (1)................      $19           $60          $103       $204        $19     $58      $100        $197
Class D  ..................      $19           $60          $103       $223        $19     $58      $100        $217

                                          Pro Forma Tax-Exempt Fund
                                1 Year       3 Years     5 Years    10 Years
                                ------       -------     -------    --------
Class B (1)................       $19          $60        $103       $204
Class D  ..................       $19          $60        $103       $223

--------------------
(1) Ten-year figures assume conversion of Class B shares to Class A shares at the end of eight years.

The example should not be considered as a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

      Multiple Class Structure; Distribution Arrangements. Each Fund has outstanding and offers four classes of shares, which may be purchased through securities dealers which have entered into sales agreements with the Distributor at the next determined net asset value per share plus, in the case of all classes except the Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (the Class B and Class D shares). In the proposed Reorganization, shareholders of the Pennsylvania Tax-Free Fund will receive the corresponding class of shares of the Tax-Exempt Fund which they currently hold in the Pennsylvania Tax-Free Fund. The Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund have identical arrangements with respect to the imposition of initial and contingent deferred sales charges and distribution and service fees as the comparable class of shares of the Pennsylvania Tax-Free Fund. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Tax-Exempt Fund

Shares acquired by shareholders of the Pennsylvania Tax-Free Fund pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization. However, holders of the Tax-Exempt Fund Shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the Pennsylvania Tax-Free Fund. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B and Class D shares of the Tax-Exempt Fund, the holding period of the redeemed shares is "tacked" to the holding period of the Pennsylvania Tax-Free Fund. See "Comparative Information on Distribution Arrangements."

      Dividends. The Funds have identical policies with regard to dividends and distributions. Each Fund's policy is to declare a dividend each day in an amount based on monthly projections of its future net investment income and will pay such dividends monthly. Consequently, the amount of each daily dividend may differ from actual net investment income as determined under generally accepted accounting principles. Each daily dividend is payable to shareholders of record at the time of its declaration (for this purpose, including only holders of shares purchased for which payment has been received by the transfer agent and excluding holders of shares redeemed on that day). After the closing of the Reorganization, Pennsylvania Tax-Free Fund shareholders who currently have dividends reinvested will continue to have dividends reinvested in the Tax-Exempt Fund and those who currently have capital gains reinvested will continue to have capital gains reinvested in the Tax-Exempt Fund. The number of shares received in connection with any such reinvestment will be based upon the net asset value per share of the applicable class of shares of the Tax-Exempt Fund in effect on the record date. See "Comparative Information on Shareholder Services."

      Exchange Rights. Each Fund currently has identical exchange privileges. Shareholders of the Pennsylvania Tax-Free Fund may exchange their shares for shares of a corresponding class of shares, when available, of certain funds as determined by the Distributor, at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other such fund may similarly exchange their shares for shares of an available corresponding class of the Pennsylvania Tax-Free Fund. See "Comparative Information on Shareholder Services."

      Redemption Procedures. Each Fund offers the same redemption features, including the acceptance of redemption requests by mail, telephone and wire, provided that applicable conditions are met. Any request to redeem shares of the Pennsylvania Tax-Free Fund received and processed prior to the Reorganization will be treated as a redemption of shares of the Pennsylvania Tax-Free Fund. Any request to redeem shares received or processed after the Reorganization will be treated as a request to redeem shares of the Tax-Exempt Fund. See "Comparative Information on Shareholder Services."

      Minimum Account Size. Each Fund reserves the right to redeem an account if the aggregate value of the shares in such account is less than $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Currently, the maintenance fee is $18 annually. The Tax-Exempt Fund shareholder accounts established pursuant to the Reorganization with a value of less than $1,500 will therefore be subject to redemption upon 60 days' prior notice or the annual maintenance fee. During such 60-day period, a shareholder will have the option of avoiding such redemption or maintenance fee by increasing the value of the account to $1,500 or more.

      Certain Affiliations. To the extent that the Investment Manager and its affiliates may own 5% or more of the Pennsylvania Tax-Free Fund, such Fund may be deemed to be an "affiliated person," as defined in the 1940 Act, of the Investment Manager or its affiliates. See "Information About the
Reorganization."


                                  RISK FACTORS

      The investment risks of both Funds are generally similar because of the similarities of investment objectives and policies of the Funds. However, the Pennsylvania Tax-Free Fund's ability to achieve its investment objective depends on the ability of the issuers of Pennsylvania municipal obligations to meet their continuing obligations for the payment of principal and interest, whereas the Tax-Exempt Fund is subject to an investment restriction that prohibits more than 25% of the assets of the Fund from being invested in securities of issuers conducting their principal activities in the same state. See "Comparison of Investment Objectives and Policies." Such risks are more fully discussed under the caption "The Fund's Investments" in the Prospectus of the Tax-Exempt Fund enclosed with this Joint Proxy Statement/Prospectus and under the caption "The Funds' Investments" in the Prospectus of the Pennsylvania Tax-Free Fund (available upon request).

      The Tax-Exempt Fund invests primarily in notes and bonds issued by or on behalf of state and local governmental units. The Pennsylvania Tax-Free Fund invests primarily in obligations issued by or on behalf of the State of Pennsylvania, its political subdivisions, municipalities and public authorities and by other governmental entities. In the case of each Fund, the value of such investments will generally fluctuate inversely with changes in prevailing interest rates. When interest rates increase, the value of debt securities and shares of a Fund can be expected to decline.

      There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Tax-exempt bonds are subject to relative degrees of credit risk and market volatility. Credit risk relates to the issuer's (and any guarantor's) ability to make timely payments of principal and interest. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt bond market and other market factors.

                         REASONS FOR THE REORGANIZATION

      In reaching the decision to recommend that the shareholders of the Pennsylvania Tax-Free Fund vote to approve the Reorganization, the Board of Trustees, including the Trustees who are not interested persons of the Trust, concluded that the Reorganization would be in the best interests of the respective Funds and that the interests of existing shareholders of the respective Funds will not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the smaller size and higher gross expenses of the Pennsylvania Tax-Free Fund compared to the Tax-Exempt Fund and the efficiencies resulting from combining the operations of two separate funds with the same investment manager, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

      As reflected in the capitalization table in "Information About the Reorganization--Capitalization" set forth below, the Pennsylvania Tax-Free Fund is small in size. As a result, its gross expenses are relatively high and have been subsidized by the Distributor since inception; see "Table of Expenses of Tax-Exempt Fund (individually and on a pro forma basis) and Pennsylvania Tax-Free Fund" set forth in the "Summary" above. The Distributor reserves the right to discontinue at any time its voluntary subsidization of expenses of the Pennsylvania Tax-Free Fund; consequently, such Fund's expenses could increase in the future. On the other hand, the Tax-Exempt Fund has substantially more assets and a lower, unsubsidized expense ratio. By combining the assets of the two Funds, each Fund could, over time, possibly benefit from certain economies of scale. In particular, greater portfolio diversification and more efficient portfolio management could result from a larger asset base. Greater diversification is expected to be beneficial to shareholders because it may reduce the negative effect which the adverse performance of any one portfolio security may have on the performance of the portfolio as a whole. Because each Fund has the same investment adviser, custodian and distributor, combining the Funds could, over time, produce administrative economies of scale, resulting in net benefits to the Funds' shareholders. The Trustees considered, among other things, the benefit to the Funds of elimination of duplication of services such as producing separate prospectuses and shareholder reports.

      The above-cited benefits offset, in whole or in part, the loss to the shareholders of the Pennsylvania Tax-Free Fund of having a fund more devoted to investments which produce income which is tax-exempt for both federal and Pennsylvania income tax purposes, as compared to the Tax-Exempt Fund which focuses primarily on securities exempt from federal income taxes. Income from the Tax-Exempt Fund will be subject to more Pennsylvania State personal income tax than the income from the Pennsylvania Tax-Free Fund.


      The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the shareholders of the Pennsylvania Tax-Free Fund and recommend that shareholders of the Pennsylvania Tax-Free Fund vote FOR the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

      At a meeting held on August 2, 1995, the Board of Trustees of the Trust approved the Plan of Reorganization substantially in the form set forth as Exhibit A to this Joint Proxy Statement/Prospectus.

      Plan of Reorganization. The Plan of Reorganization provides that, at the Closing, the Tax-Exempt Fund will acquire all of the assets of the Pennsylvania Tax-Free Fund (subject to the assumption by the Tax-Exempt Fund of all of the liabilities of the Pennsylvania Tax-Free Fund including all liabilities reflected on an unaudited statement of assets and liabilities) in exchange for Tax-Exempt Fund Shares. The aggregate net asset value of full and fractional Tax-Exempt Fund Shares to be issued to shareholders of the Pennsylvania Tax-Free Fund will equal the value of the aggregate net assets of the Pennsylvania Tax-Free Fund as of the close of business on the Valuation Date. The number of Class A, Class B, Class C and Class D shares to be issued to the Pennsylvania Tax-Free Fund will be determined by dividing (a) the aggregate net assets in each class of shares of the Pennsylvania Tax-Free Fund by (b) the net asset value per Class A, Class B, Class C and Class D share, respectively, of the Tax-Exempt Fund, each computed as of the close of business on the Valuation Date. Portfolio securities of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund will be valued in accordance with the valuation practices of the Tax-Exempt Fund which are described under the caption "Purchase of Shares" in the Tax-Exempt Fund Prospectus and which are substantially identical to those of the Pennsylvania Tax-Free Fund.

      The Tax-Exempt Fund will assume all liabilities, including all expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Pennsylvania Tax-Free Fund prepared as of the close of business on the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period. Such statement of assets and liabilities will reflect all liabilities known to the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund as of the date thereof. At or prior to the Closing, the Pennsylvania Tax-Free Fund shall declare a dividend or dividends which, together with all prior such dividends, shall have the effect of distributing to the Pennsylvania Tax-Free Fund's shareholders all of the Pennsylvania Tax-Free Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing.

      At or as soon as practicable after the Closing, the Pennsylvania Tax-Free Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional Tax-Exempt Fund Shares received by the Pennsylvania Tax-Free Fund. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of the Tax-Exempt Fund in the name of each such shareholder of the Pennsylvania Tax-Free Fund, representing the respective pro rata number of full and fractional Tax-Exempt Fund Shares due such shareholder. All of the Tax-Exempt

      Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of the Tax-Exempt Fund at the price in effect as described in the Tax-Exempt Fund's Prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Pennsylvania Tax-Free Fund's transfer agent. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Pennsylvania Tax-Free Fund will be deemed for all purposes to evidence ownership of the number of Tax-Exempt Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of Class A or Class C of the Pennsylvania Tax-Free Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to SSBT as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Tax-Exempt Fund Shares issuable with respect thereto. All Class B and Class D shares of record of the Tax-Exempt Fund are held in book entry form and no certificates for such shares will be issued.

      Notwithstanding approval by shareholders of the Pennsylvania Tax-Free Fund, the Plan of Reorganization may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective Trustees, officers or shareholders, by either party on written notice to the other party if circumstances should develop that, in the opinion of the Trust, make proceeding with the Reorganization inadvisable. The Plan of Reorganization may be amended, waived or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust; provided, however, that following the Meeting, no such amendment, waiver or supplement may have the effect of changing the provision for determining the number of Tax-Exempt Fund Shares to be issued to the Pennsylvania Tax-Free Fund shareholders to the detriment of such shareholders without their further approval. The expenses incurred in connection with entering into and carrying out the provisions of the Plan of Reorganization, whether or not the Reorganization is consummated, will be apportioned between Distributor and the Funds in a fair and equitable manner.

      Description of Tax-Exempt Fund Shares. Full and fractional shares of the Tax-Exempt Fund will be issued to the Pennsylvania Tax-Free Fund shareholders in accordance with the procedures under the Plan of Reorganization as described above. Each share will be fully paid and nonassessable by the Trust when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Board of Trustees of the Trust may grant in its discretion.

      Federal Income Tax Consequences. Counsel to the Funds, Goodwin, Procter & Hoar, has opined that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes: (i) the transfer of all the assets of the Pennsylvania Tax-Free Fund in exchange for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of all liabilities of the Pennsylvania Tax-Free Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Pennsylvania Tax-Free Fund and the

Tax-Exempt Fund each will be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Pennsylvania Tax-Free Fund or the Tax-Exempt Fund upon the transfer of the Pennsylvania Tax-Free Fund assets to the Tax-Exempt Fund in exchange for Tax-Exempt Fund Shares; (iii) no gain or loss will be recognized by shareholders of the Pennsylvania Tax-Free Fund upon the exchange of the Pennsylvania Tax-Free Fund shares for Tax-Exempt Fund Shares; (iv) the basis of Tax-Exempt Fund Shares received by each Pennsylvania Tax-Free Fund shareholder pursuant to the Reorganization will be the same as the basis of the Pennsylvania Tax-Free Fund shares exchanged therefor; (v) the basis of the Pennsylvania Tax-Free Fund assets in the hands of the Tax-Exempt Fund will be the same as the basis of such assets in the hands of the Pennsylvania Tax-Free Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the consummation of the Reorganization. If the transfer of the assets of the Pennsylvania Tax-Free Fund in exchange for Tax-Exempt Fund Shares and the assumption by the Tax-Exempt Fund of the liabilities of the Pennsylvania Tax-Free Fund do not constitute a tax-free reorganization, each Pennsylvania Tax-Free Fund shareholder will recognize gain or loss equal to the difference between the value of Tax-Exempt Fund Shares such shareholder acquires and the tax basis of such shareholder's Pennsylvania Tax-Free Fund shares.

      Shareholders of the Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Funds should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

      Capitalization. The following table sets forth the capitalization of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund as of June 30, 1995, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of 1.1994, 1.2005, 1.2032 and 1.2008 for Class A, Class B, Class C and Class D shares, respectively, of the Tax-Exempt Fund issued for each Class A, Class B, Class C and Class D share, respectively, of the Pennsylvania Tax-Free Fund.

                                             Pennsylvania
                                 Tax-Exempt    Tax-Free        Combined After
                                    Fund         Fund        Reorganization (1)

Net assets (in millions).......       $272.3        $16.7          $328.8

Net asset value per share
     Class A..................        $7.82        $9.38           $7.82
     Class B..................        $7.81        $9.38           $7.81
     Class C..................        $7.80        $9.39           $7.80
     Class D..................        $7.81        $9.38           $7.81

Shares outstanding
     Class A..................   29,860,742      762,257       32,233,417
     Class B..................    4,779,340      528,091        6,256,343
     Class C..................       46,835      368,283        3,031,409
     Class D..................      144,825      121,100          547,027

--------------

(1) Reflects the effect of proposed similar reorganizations of two other state-specific tax-free mutual funds into the Tax-Exempt Fund to occur at about the same time as the proposed reorganization described herein. The combined assets as of June 30, 1995 of all three funds to be reorganized into the Tax-Exempt Fund was $56.5 million.

     The table set forth above should not be relied on to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

      The following table sets forth the number of outstanding shares of beneficial interest of each Fund as of June 30, 1995, and the approximate percentages of the outstanding shares of each Fund that were beneficially owned by the Investment Manager, the Distributor and Metropolitan Life, their indirect parent. As a result of such ownership, the consummation of the Reorganization is subject to the receipt of the exemptive relief from the Securities and Exchange Commission from certain provisions of the 1940 Act. An application for an exemption has been filed that, if granted, would permit the Reorganization to be completed as described in this Joint Proxy Statement/Prospectus. There can be no assurance that the relief sought will be obtained, although the type of relief sought has been obtained by others in similar situations. The Board of Trustees of the Trust does not know of any other person who beneficially owned 5% or more of the total outstanding shares of either Fund as of June 30, 1995. In addition, as of such date, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund. The Investment Manager and its affiliates have indicated to the Trust that with respect to their shares of the Pennsylvania Tax-Free Fund they intend to vote for and against the proposal in the same relative proportion as do the other shareholders of the Pennsylvania Tax-Free Fund who cast votes at the Meeting.

                                 Outstanding Shares Owned         Outstanding Shares Owned       Outstanding Shares Owned
                                   by Metropolitan Life              by the Distributor          by the Investment Manager
                                 ------------------------         ------------------------       -------------------------
                             Total Shares   Number   % of Total          Number   % of Total         Number   % of Total
Name of Fund                 Outstanding  of Shares  Outstanding       of Shares  Outstanding       of Shares Outstanding
Pennsylvania Tax-Free Fund    1,833,731    524,054     28.6               --         --                 4         0.0
Tax-Exempt Fund              34,831,742     61,257      0.2             13,825      0.0                 --         --

                  COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      Information about the investment objectives and policies of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund is summarized below. More complete information regarding the same is set forth in the Prospectus of the Tax-Exempt Fund dated May 1, 1995 which is incorporated by reference herein and enclosed herewith, the Prospectus of the Pennsylvania Tax-Free Fund dated May 1, 1995 which is incorporated by reference herein, and in the Statement of Additional Information which has been filed with the Securities and Exchange Commission in connection with the Reorganization. Shareholders should consult such Prospectuses and the Statement of Additional Information for a more thorough comparison.

      Investment Objectives. The investment objective of the Pennsylvania Tax-Free Fund is to seek a high level of interest income exempt from federal income taxes and Pennsylvania State personal income taxes. The Fund invests primarily in investment grade securities issued by or on behalf of the State of Pennsylvania or its political subdivisions and by other governmental entities. The Pennsylvania Tax-Free Fund may invest up to 25% of the Fund's assets in securities rated BB to CC by S&P or Ba to Ca by Moody's or unrated securities that the Investment Manager believes to be of equivalent investment quality to comparably rated securities. During the current year, the Investment Manager (as defined herein) does not anticipate that the Fund will invest more than 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody's or in unrated securities of similar investment quality.

      The investment objective of the Tax-Exempt Fund is to seek a high level of interest income exempt from federal income taxes. The Fund invests primarily in investment grade tax-exempt debt obligations. The Fund may invest up to 20% of the Fund's assets in securities rated below BBB by S&P or Baa by Moody's, including securities rated as low as D by S&P or C by Moody's, or unrated securities that the Investment Manager believes to be of equivalent investment quality to comparably rated securities.

      There are differences in the investment objectives of the two Funds. Under normal circumstances, substantially all of the dividends paid by the Pennsylvania Tax-Free Fund are expected to be exempt from both federal and Pennsylvania State personal income taxes; dividends paid by the Tax-Exempt Fund are generally exempt only from federal income tax. The Pennsylvania Tax-Free Fund invests primarily in securities issued by or on behalf of the State of Pennsylvania or its political subdivisions. The Tax-Exempt Fund's investment objective, in contrast, does not obligate it to invest primarily in securities issued by or on behalf of the State of Pennsylvania or its political subdivisions; rather, it invests in securities issued by a variety of state and local governmental units. Both Funds, however, generally invest in debt securities with interest income exempt from federal income taxes, pursue substantially similar strategies of achieving their investment objective and are subject to similar investment restrictions.

      Investment Restrictions. While the investment restrictions of the Pennsylvania Tax-Free Fund are similar in certain respects to those of the Tax-Exempt Fund, there are subtle differences. Set forth below is a summary of the similarities of and differences between the existing investment restrictions of the Pennsylvania Tax-Free Fund and the investment restrictions of the Tax-Exempt Fund. The summary is qualified in its entirety by reference to and is made subject to the complete text of the investment restrictions of each Fund, which are set forth in the Statement of Additional Information. The investment objective of each Fund and certain of the investment restrictions of each Fund are deemed fundamental, which means that they may not be changed without the approval of a majority of such Fund's outstanding voting securities (as defined in the 1940 Act). Investment restrictions which are not deemed fundamental may be changed by a Fund's Trustees without shareholder approval.

1. The Tax-Exempt Fund has a fundamental investment restriction which prohibits the Fund from investing in a security if the transaction would result in more than five percent of the Fund's total assets being invested in any one issuer or if the transaction would result in the Fund's owning more than ten percent of the voting securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government). The Pennsylvania Tax-Free Fund does not have such a restriction.

2. The Tax-Exempt Fund is subject to a fundamental restriction that prohibits the purchase of securities of issuers that have been in continuous operation for less than three years if such purchase would cause more than five percent of the total assets of the Fund to be invested in the securities of such issuers, unless such securities are rated BBB or higher by S&P or Ba or higher by Moody's. These restrictions do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government. The Pennsylvania Tax-Free Fund does not have such a restriction.

3. Both Funds are subject to a fundamental investment restriction which states that the Fund may not issue senior securities.

4. Both Funds have a fundamental investment restriction prohibiting underwriting or participating in the marketing of securities of other issuers. For each Fund, this restriction, however, provides an exception for such Fund if it were to purchase securities of other issuers for investment, either from the issuers, persons in a control relationship with the issuers or from underwriters of such securities. The applicable restriction on the Pennsylvania Tax-Free Fund provides an exception in circumstances where, in connection with the disposition of the Fund's securities, the Fund may be deemed an underwriter under certain federal securities laws.

5. Both Funds have a fundamental investment restriction prohibiting the purchase or sale of fee simple interests in real estate. The Pennsylvania Tax-Free Fund's restriction clarifies, however, that such Fund may purchase and sell other interests in real estate including securities which are secured by real estate or securities of companies which own or invest or deal in real estate.

6. The Tax-Exempt Fund has a fundamental investment restriction prohibiting the Fund from investing in commodities or commodity contracts, except that the Fund may invest in financial futures contracts and options on futures contracts. The Pennsylvania Tax-Free Fund is subject to a fundamental investment restriction prohibiting it from investing in commodities or commodity contracts in excess of ten percent of the Fund's total assets (except for investments in futures contracts and options on futures contracts on securities or securities indices).

7. The Tax-Exempt Fund has a fundamental investment restriction prohibiting the Fund from conducting arbitrage transactions (subject to certain exceptions such as that the Fund may invest in futures and options for hedging purposes). The Pennsylvania Tax-Free Fund has a nonfundamental investment restriction against engaging in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies.

8. Both Funds are subject to substantially similar fundamental investment restrictions which prohibit the lending of assets of the Funds, subject to exceptions for the purchase of bonds, debentures, notes and similar obligations (including repurchase agreements) in accordance with each Fund's investment policies and objectives. In addition, the Pennsylvania Tax-Free Fund may lend portfolio securities without violating this restriction.

9. The Tax-Exempt Fund has a fundamental investment restriction regarding illiquid securities which states that the Fund may not invest more than ten percent of its total assets in illiquid securities, including securities restricted as to resale and repurchase agreements extending for more than seven days and other securities which are not readily marketable. A current nonfundamental investment restriction of the Pennsylvania Tax-Free Fund prohibits the purchase of any securities or the entering into of a repurchase agreement if as a result more than 15% of the Fund's total assets would be invested in securities that are not readily marketable and repurchase agreements not entitling the holder to payment of principal and interest within seven days.

10. The Tax-Exempt Fund has a fundamental investment restriction and the Pennsylvania Tax-Free Fund has a nonfundamental investment restriction prohibiting them from investing in interests in oil, gas or other mineral exploration or development programs, subject to certain exceptions. The Tax-Exempt Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such exploration programs. The Pennsylvania Tax-Free Fund, on the other hand, may invest in securities issued by companies which invest in or sponsor such exploration programs and in securities indexed to the price of oil, gas or other minerals.

11. The Pennsylvania Tax-Free Fund is subject to a fundamental investment restriction which prohibits the Fund from making an investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities issued in connection with the financing of projects with similar characteristics. The Tax-Exempt Fund does not have such a restriction.

12. The Tax-Exempt Fund is subject to a fundamental investment restriction which prohibits the Fund from making an investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers conducting their principal activities in the same state. This restriction does not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government. The Pennsylvania Tax-Free Fund does not have such a restriction.

13. The Tax-Exempt Fund is subject to a fundamental investment restriction that prohibits the borrowing of money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, and then not in an amount in excess of ten percent of the value of its total assets, provided that reverse repurchase agreements shall not exceed five percent of its total assets and that additional investments will be suspended during any period when borrowing exceeds five percent of total assets. The Pennsylvania Tax-Free Fund has a fundamental investment restriction stating that the Fund may not borrow money except for borrowings from banks for extraordinary and emergency purposes, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing.

14. Pursuant to a nonfundamental investment restriction, the Tax-Exempt Fund may not purchase securities of any company in which any officer or Trustee of the Fund or its investment adviser owns more than one half of one percent of the outstanding securities, or in which all of the officers and Trustees of the Fund and its investment adviser, as a group, own more than five percent of such securities. The Pennsylvania Tax-Free Fund does not have such an investment restriction.

15. Both Funds have a nonfundamental investment restriction stating that the Fund may not hypothecate, mortgage or pledge any of its assets except to secure permitted borrowings (and then, in the case of the Tax-Exempt Fund, not in excess of ten percent of the Tax-Exempt Fund's assets). Under each Fund's restriction, financial futures, options on financial futures and similar arrangements are not deemed to involve a pledge of assets.

16. Both Funds have a nonfundamental investment restriction stating that the Fund may not invest in companies for the purpose of exercising control over the management of such companies.

17. Pursuant to substantially similar nonfundamental investment restrictions, each Fund may not invest in securities of any other investment company, except in connection with a merger, consolidation or similar reorganization, if such investment would represent more than three percent of the outstanding voting stock of such other company or more than five percent of the value of the total assets of the Fund, or if such investments in the aggregate would exceed ten percent of the value of the total assets of the Fund.

18. The Pennsylvania Tax-Free Fund has a nonfundamental investment restriction prohibiting the Fund from purchasing securities on margin or making short sales of securities or maintaining a short position, except for short sales "against the box" (as a matter of current operating, but not fundamental policies, the Fund will not make short sales or maintain a short position unless not more than five percent of the Fund's net assets (taken at current value) is held as collateral for such sales at any time). Similarly, the Tax-Exempt Fund is subject to a nonfundamental investment restriction barring it from purchasing securities on margin, making short sales of securities or purchasing or dealing in puts, calls, straddles or spreads with respect to any security, except in connection with the purchase or writing of options, including options on financial futures, and futures contracts.

19. The Pennsylvania Tax-Free Fund is subject to a nonfundamental investment restriction prohibiting the Fund from investing in warrants which would comprise more than five percent of the value of its net assets, provided that warrants not listed on the New York or American Stock Exchanges shall be further limited to two percent of its net assets. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value. The Tax-Exempt Fund is not subject to such a restriction.


                COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

      Class A shares of each Fund are subject to (i) an initial sales charge of up to 4.5% and (ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.

      Class B shares of each Fund are subject to (i) a contingent deferred sales charge (declining from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.

      Class C shares of each Fund are offered only to certain other employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.

      Class D shares of each Fund are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares.

      Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Tax-Exempt Fund Shares acquired by shareholders of the Pennsylvania Tax-Free Fund pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization. However, holders of the Tax-Exempt Fund Shares acquired as a result of the Reorganization would continue to be subject to a contingent deferred sales charge upon subsequent redemption to the same extent as if they had continued to hold their shares of the Pennsylvania Tax-Free Fund.

      Each Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with the regulations promulgated under the 1940 Act. Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

            Class of Shares
             of Each Fund           Service Fee       Distribution Fee
            ---------------         -----------       ----------------
                 A                    0.25%                None
                 B                    0.25%                0.75%
                 C                    None                 None
                 D                    0.25%                0.75%

      Some or all of the service fees are used to reimburse securities dealers (including securities dealers that are affiliates of the Distributor) for personal services and/or the maintenance of shareholder accounts. In addition, the Distributor generally pays an initial commission to dealers for the sale of shares of each Fund with a portion of such commission representing payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares of each Fund are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares of each Fund are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the

Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and/or the maintenance of shareholder accounts.

      The distribution fees are used primarily to offset initial and ongoing commissions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers. Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid to affiliates by the Fund), have also been authorized pursuant to the Distribution Plan.

      Class A shares of the Funds may be purchased without a sales charge by certain Trustees, directors, officers, employees, their relatives and other persons directly or indirectly related to the Funds or affiliated entities. Class A shares of the Funds may also be sold at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements or managed fee-based programs.


                  COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

      Each Fund offers the same shareholder services, including the Open Account System, reinvestment privileges, a systematic withdrawal plan, a dividend allocation plan, telephone purchases, telephone exchanges, telephone redemptions and access to the Investamatic Check Program, an automatic investment program. Because each Fund currently offers the same shareholder services, after the closing of the proposed Reorganization the same services will continue to be available to the shareholders of the Pennsylvania Tax-Free Fund.


                                    FISCAL YEAR

      Both Funds operate on fiscal years ending December 31.


                                    PERFORMANCE

Tax-Exempt Fund

      The following is a discussion of the performance of the Tax-Exempt Fund for the six months ended June 30, 1995 and the fiscal year ended December 31, 1994.

      The six months ended June 30, 1995 were better than the year ended December 31, 1994. The Fund had a positive return through the first half of 1995, although it trailed the average for its category because the portfolio was conservatively positioned. The Fund had shortened its duration (a measure of a fund's sensitivity to interest rate changes) to protect it if interest rates increased, as had happened throughout 1994. When interest rates fell sharply instead, the Fund did not enjoy the full benefit of the market rally.

      The Fund has extended its duration slightly, which will help in an environment of falling rates. In addition, the Fund has upgraded the quality of bonds in the portfolio and increased the percentage of insured bonds. As of June 30, 1995, the bonds in the portfoio had an average credit quality of AA.

      Average Annual Total Return for periods ended June 30, 1995:

                                        Life of Fund
          1 year         5 years        (since 8/25/86)
-------   ------         -------        ---------------
Class A   +1.46%         +6.21%            +6.49%
Class B   +0.32%         +6.53%            +6.84%
Class C   +6.38%         +7.25%            +7.08%
Class D   +4.32%         +6.83%            +6.84%


      In 1994, the bond market was repeatedly buffeted by uncertainty over the strength of the economy and the timing of the Fed's next rate increase. When the municipal bond market declined sharply in February, March and April 1994, the Fund attempted to reduce risk in the portfolio by replacing longer-term bonds with less interest-rate-sensitive, shorter-term bonds. In some cases the Fund sold bonds for losses and replaced them with higher-yielding, more defensive bonds. The Fund also increased the quality of the portfolio, because higher quality bonds tend to perform better in weak markets.

      The portfolio holds a number of bonds from so-called "specialty states"--states where there are tax incentives to buy in-state bonds or where bonds tend to be in short supply. Typically, demand is fairly consistent for such bonds, which can be advantageous in a bad market. Specialty states include Massachusetts, North Carolina (which also offers very high quality), New York, Ohio and Connecticut.

Comparison Of Change In Value Of A $10,000 Investment In Tax-Exempt Fund And The Lehman Municipal Bond Index

State Street Research Tax-Exempt Fund - Class A

                                LINE CHART DATA
                           (INCEPTION VALUE = $9,550)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $ 9,550                  $10,000
12/31/86                 9,889                   10,371
12/31/87                 9,748                   10,527
12/31/88                11,063                   11,597
12/31/89                12,128                   12,849
12/31/90                12,713                   13,785
12/31/91                14,213                   15,459
12/31/92                15,538                   16,821
12/31/93                17,420                   18,888
12/31/94                16,218                   17,911


State Street Research Tax-Exempt Fund - Class B

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,165                   18,888
12/31/94                16,786                   17,911


State Street Research Tax-Exempt Fund - Class C

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,224                   18,888
12/31/94                17,028                   17,911



State Street Research Tax-Exempt Fund - Class D

                                LINE CHART DATA
                           (INCEPTION VALUE = $10,000)
                                                VALUE OF
                                               ACCOUNT OF
                       VALUE OF             LEHMAN MUNI BOND
                      ACCOUNT AT                INDEX AT
  DATE                 YEAR END                 YEAR END

 8/25/86               $10,000                  $10,000
12/31/86                10,355                   10,371
12/31/87                10,208                   10,527
12/31/88                11,585                   11,597
12/31/89                12,699                   12,849
12/31/90                13,313                   13,785
12/31/91                14,883                   15,459
12/31/92                16,270                   16,821
12/31/93                18,163                   18,888
12/31/94                16,784                   17,911


      All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Tax-Exempt Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. In March 1992, the Tax-Exempt Fund changed its investment objective to eliminate requirements that specify that a percentage of the Tax-Exempt Fund be invested in certain rating categories. Previously, it was required to invest 80% in securities rated A, BBB, BB or better. Past performance, therefore, may not be indicative of future results. Shares of the Tax-Exempt Fund had no class designations until June 7, 1993, when designations were assigned based on the pricing and 12b-1 fees applicable to shares sold thereafter. Performance data for a specified class include periods prior to the adoption of class designations. "A" share returns for each of the periods reflect the maximum 4.5% sales charge. "B" share returns for the 1- and 5-year periods reflect a 5% and a 2% contingent deferred sales charge, respectively. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. "D" share return for the 1-year period reflects a 1% contingent deferred sales charge. Performance for "B" and "D" shares prior to June 7, 1993, reflects annual 12b-1 fees of 0.25% and performance thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance. The Lehman Muni Bond Index represents approximately 15,000 fixed-coupon, investment-grade municipal bonds. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

      Further information about each Fund's performance is contained in each Fund's annual and semiannual reports, which may be obtained without charge by writing to the Funds at One Financial Center, Boston, Massachusetts 02111, or calling (800) 562-0032.

                   COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

      General. The Pennsylvania Tax-Free Fund and the Tax-Exempt Fund are series of the Trust which was established in 1985 under the laws of The Commonwealth of Massachusetts. The Pennsylvania Tax-Free Fund commenced operations in 1993, and the Tax-Exempt Fund commenced operations in 1986. Both Funds are governed by a Second Amended and Restated Master Trust Agreement dated June 5, 1993, as further amended thereafter. As a Massachusetts business trust, the Trust's operations are governed by its Master Trust Agreement and applicable federal and Massachusetts laws. The above-referenced Master Trust Agreement may hereinafter be referred to as the "Master Trust Agreement."

      Shares of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund. The beneficial interests in each of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund are represented by transferable shares, par value $.001 per share. The Master Trust Agreement permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series. As of the date hereof, the Trust has five operating series: the Pennsylvania Tax-Free Fund, the Tax-Exempt Fund, State Street Research New York Tax-Free Fund, State Street Research Florida Tax-Free Fund and State Street Research California Tax-Free Fund. Each share of any Trust series represents an equal proportionate interest in the assets and liabilities, excluding differences in class expenses, belonging to that series. As such, each share is entitled to dividends and distributions out of the income (after expenses) belonging to that series as declared by the Board of Trustees.

      Voting Requirements. Generally, the provisions of the Master Trust Agreement of the Trust may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, by an instrument in writing signed by a majority of the then Trustees (or by an officer of such Trust pursuant to the vote of a majority of such Trustees). Generally, any amendment to the Trust's Master Trust Agreement that adversely affects the rights of shareholders of one or more series may be adopted by a majority of the then Trustees of the Trust when authorized by shareholders holding a majority of the shares entitled to vote.

      Voting Rights. The Master Trust Agreement of the Trust provides that special meetings of shareholders for any purpose requiring action by shareholders under such Master Trust Agreement or the Trust's By-laws shall be called upon the written request of holders of at least ten percent of the outstanding shares of the Trust or, as the context may require, a series thereof. The Master Trust Agreement of the Trust provides in general that shareholders have the power to vote only on the following matters, each as more fully described in such Master Trust Agreements: (i) the election or removal of Trustees as provided in the Master Trust Agreement; (ii) with respect to certain contracts, such as contracts for investment advisory or management services, to the extent required as provided in the Master Trust Agreement as a whole; (iii) with respect to any termination or reorganization of the Trust; (iv) an amendment of the Master Trust Agreement as provided in the Master Trust Agreement; (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust, any Sub-Trust thereof or its stockholders; and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Master Trust Agreement, the By-laws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing matters will involve separate votes of one or more series of a Trust, while others will require a vote of the Trust's shareholders as a whole.

      Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust. The Master Trust Agreement of the Trust provides for indemnification, under certain circumstances, out of Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such, and not because of such shareholder's acts or omissions or for some other reason, for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Trust to be remote since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself would be unable to meet its obligations.

      Liability of Trustees and Officers. Under the Master Trust Agreement of the Trust, Trustees and officers will be indemnified, under certain circumstances, for all liabilities, including the expenses of litigation, against them unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, such determination to be based upon the outcome of a court action or administrative proceeding or a reasonable determination, following a review of the facts, by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for these expenses provided that the Trustee or officer undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met. It should be noted that it is the view of the staff of the Securities and Exchange Commission that to the extent that any provisions such as those described above are inconsistent with the 1940 Act including Section 17 thereof, the provisions of the 1940 Act are preemptive.

      The foregoing is only a summary of certain of the provisions of the Trust's Master Trust Agreement and By-laws. Shareholders should refer directly to the provisions of the Master Trust Agreement and By-laws for their full text.


                                   MANAGEMENT

      The investment manager for each of the Funds is State Street Research & Management Company. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Funds, subject to the authority of the Board of Trustees. As of June 30, 1995, the Investment Manager had assets of approximately $26.2 billion under management.

      The portfolio manager for the Tax-Exempt Fund is Susan W. Drake. Ms. Drake has managed the Tax-Exempt Fund since 1990. Ms. Drake's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years, she has also served as a securities analyst for State Street Research & Management Company.

      The portfolio managers for the Pennsylvania Tax-Free Fund are Ms. Drake and Paul J. Clifford. Ms. Drake and Mr. Clifford have managed the Pennsylvania Tax-Free Fund since the commencement of operations in August 1993. Mr. Clifford's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years, he has also served as a securities analyst for State Street Research & Management Company.


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

      Information about the Tax-Exempt Fund is included in its current Prospectus dated May 1, 1995, a copy of which is included herewith and incorporated by reference herein. Additional information about the Tax-Exempt Fund is included in the Fund's Statement of Additional Information dated May 1, 1995. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to State Street Research Tax-Exempt Fund, One Financial Center, Boston, Massachusetts 02111, or by calling (800) 562-0032.

      Information about the Pennsylvania Tax-Free Fund is included in its current Prospectus dated May 1, 1995, which is incorporated by reference herein. Additional information about the Pennsylvania Tax-Free Fund is included in the Fund's Statement of Additional Information dated May 1, 1995. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to State Street Research Pennsylvania Tax-Free Fund, One Financial Center, Boston, Massachusetts 02111 or by calling
(800) 562-0032.

      Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files proxy material, reports and other information with the Securities and Exchange Commission. These reports can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549, as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington DC 20549 at prescribed rates.

                               VOTING INFORMATION

      Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person or by submitting a written notice of revocation or a later-dated proxy to the Trust at the address of the Trust set forth on the cover page of this Joint Proxy Statement/Prospectus prior to the date of the Meeting. Shareholders of record of the Pennsylvania Tax-Free Fund at the close of business on October 13, 1995 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting of the Fund or to vote at any adjournments thereof. This Joint Proxy Statement/Prospectus, proxies and accompanying Notice of Meeting were first sent or given to shareholders of the Funds on or about October 20, 1995.

      As of the Record Date, there were approximately 766,850, 510,793, 368,303 and 109,573 issued and outstanding Class A, Class B, Class C and Class D shares, respectively, of the Pennsylvania Tax-Free Fund. Each share of such Fund is entitled to one vote, with a proportionate vote for each fractional share.

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the shares represented thereby will be voted in accordance with the instructions on the proxy. Unless instructions to the contrary are marked thereon, the proxy will be voted for the proposal described herein and, in the discretion of the persons named herein as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Meeting or any adjournments thereof. The Board of Trustees does not currently know of any matter to be considered at the Meeting other than the proposal to approve the Plan of Reorganization.

      The affirmative vote of the holders of a majority of the outstanding voting shares of the Pennsylvania Tax-Free Fund (within the meaning of the 1940
Act), voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. Under the 1940 Act, the vote of a majority of the outstanding voting shares means the vote of the lesser of (a) 67% or more of the voting shares of the Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the outstanding voting shares of the Fund, voting together as a single class. Approval of the Plan of Reorganization by the shareholders of the Pennsylvania Tax-Free Fund is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Trustees of the Trust will continue the management of the Pennsylvania Tax-Free Fund and the Tax-Exempt Fund, respectively, and may consider other alternatives in the best interests of each Fund's shareholders.

      The holders of a majority of the shares entitled to vote of the Pennsylvania Tax-Free Fund outstanding at the close of business on the Record Date present in person or represented by proxy constitute a quorum for the Meeting; however, as noted above, the affirmative vote of a majority of the voting shares of such Fund, voting together as a single class (within the meaning of the 1940 Act) is required to approve the Reorganization. In the event a quorum is not present at the Meeting or in the event a quorum is present at the Meeting but sufficient votes to approve the Plan of Reorganization are not received, the persons named as proxies may propose one or more adjournments, without further notice to shareholders, of the Meeting to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders.

      For purposes of determining the presence of a quorum for transacting business at the Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Pennsylvania Tax-Free Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposals to be acted upon at the Meeting.

      Expenses of the Reorganization will be apportioned between the Distributor and the Funds in a fair and equitable manner. Expenses will be allocated to the Tax-Exempt Fund and the Pennsylvania Tax-Free Fund in an appropriate manner on the basis of identifiable direct costs or otherwise on the basis of relative net assets and the Distributor will assume one-half of each Fund's assets. Such expenses include costs of preparing, printing and mailing the enclosed proxy, accompanying notice and Joint Proxy Statement/Prospectus and all other costs in connection with solicitation of proxies, including any additional solicitation by letter, telephone or telegraph. In addition to solicitation of proxies by mail, officers of the Trust and officers and regular employees of the Investment Manager, affiliates of the Investment Manager, or other representatives of the Trust may also solicit proxies by telephone or telegram or in person. A proxy solicitation firm may also be retained to assist in any special, personal solicitation of proxies. The costs of retaining such a firm is not expected to exceed $12,000.

      THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.


                               DISSENTERS' RIGHTS

      Neither the Master Trust Agreement of the Trust nor Massachusetts law grants the shareholders of the Pennsylvania Tax-Free Fund any rights in the nature of dissenters' rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares is not affected by the proposed Reorganization.

                                      EXPERTS

      The financial statements of the Tax-Exempt Fund and the Pennsylvania Tax-Free Fund for the fiscal year ended December 31, 1994 included in each Fund's Statement of Additional Information have been incorporated herein by reference in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing. Certain legal matters with respect to the issuance of the shares of the Trust will be passed upon by Goodwin, Procter & Hoar, Boston, Massachusetts.


                                   OTHER MATTERS

      The Board of Trustees does not intend to present any other business at the Meeting, nor are they aware that any shareholder intends to do so. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.


                         NO ANNUAL MEETING OF SHAREHOLDERS

      There will be no annual or further special meetings of shareholders of the Funds unless required by applicable law or called by the Trustees of such Fund in their discretion. In accordance with the 1940 Act, or under the Trust's Master Trust Agreement, as amended, any Trustee may be removed (i) by a written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal, specifying the date upon which such removal shall become effective; (ii) by a vote of shareholders holding not less than two-thirds of the shares of the Trust then outstanding, cast in person or by proxy at a meeting called for the purpose or (iii) by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian. Shareholders holding 10% or more of the shares of the Trust then outstanding can require that the Trustees call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. In addition, if ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 or at least 1% of the outstanding Fund shares, inform the Trustees that they wish to communicate with other shareholders, the Trustees will either give such shareholders access to the shareholder list or inform them of the cost involved if the Fund forwards material to shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

      Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the State Street Research Tax-Exempt Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111. Shareholder proposals should be received in a reasonable time before the solicitation is made.

      WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES.

                                   EXHIBIT A


             AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


      AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of
October 13, 1995 by and between State Street Research Tax-Exempt Trust, a Massachusetts business trust (the "Tax-Exempt Trust"), on behalf of the State Street Research Pennsylvania Tax-Free Fund series of the Tax-Exempt Trust (the "Pennsylvania Tax-Free Fund") and the Tax-Exempt Trust on behalf of the State Street Research Tax-Exempt Fund series of the Tax-Exempt Trust (the "Tax-Exempt Fund").

                              W I T N E S S E T H:

      WHEREAS, the Tax-Exempt Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

      WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, such reorganization to consist of the transfer of all of the assets of the Pennsylvania Tax-Free Fund in exchange solely for Class A, Class B, Class C and Class D shares of beneficial interest, $.001 par value per share, of the Tax-Exempt Fund ("Tax-Exempt Fund Shares") and the assumption by the Tax-Exempt Fund of all of the liabilities of the Pennsylvania Tax-Free Fund and the distribution, after the Closing hereinafter referred to, of Tax-Exempt Fund Shares to the shareholders of the Pennsylvania Tax-Free Fund in liquidation of the Pennsylvania Tax-Free Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization"); and

      WHEREAS, the Trustees of the Tax-Exempt Trust, including a majority of the Trustees and the Trustees who are not interested persons, have determined that participating in the transactions contemplated by this Agreement is in the best interests of each of the Funds.

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

      1. Transfer of Assets. Subject to the terms and conditions set forth herein, at the closing provided for in Section 5 (herein referred to as the "Closing") the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund shall transfer all of the assets of the Pennsylvania Tax-Free Fund, and assign all Assumed Liabilities (as hereinafter defined) to the Tax-Exempt Fund, and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall acquire all such assets, and shall assume all such Assumed Liabilities (as hereinafter defined), upon delivery to the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund of Tax-Exempt Fund Shares having a net asset value equal to the value of the net assets of the Pennsylvania Tax-Free Fund transferred (the "New Shares"). "Assumed Liabilities" shall mean all liabilities, including all expenses, costs, charges and reserves reflected in an unaudited statement of assets and liabilities of the Pennsylvania Tax-Free Fund as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the New Shares and the value of the net assets of the Pennsylvania Tax-Free Fund to be transferred shall be determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (the "Valuation Date") using the valuation procedures set forth in the then current prospectus and statement of additional information of the Tax-Exempt Fund. All Assumed Liabilities of the Pennsylvania Tax-Free Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Tax-Exempt Fund and may be enforced against the Tax-Exempt Fund to the same extent as if the same had been incurred by the Tax-Exempt Fund.

      2. Liquidation of the Pennsylvania Tax-Free Fund. At or as soon as practicable after the Closing, the Pennsylvania Tax-Free Fund will be liquidated and the New Shares delivered to the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund will be distributed to shareholders of the Pennsylvania Tax-Free Fund, each shareholder to receive the number of New Shares of the corresponding class and equal to the pro rata portion of shares of beneficial interest of the Pennsylvania Tax-Free Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Tax-Exempt Fund in the name of each shareholder of the Pennsylvania Tax-Free Fund and representing the respective pro rata number of New Shares due such shareholder. As soon as practicable after the Closing, the Tax-Exempt Trust shall file on behalf of the Pennsylvania Tax-Free Fund such instruments of dissolution, if any, as are necessary to effect the dissolution of the Pennsylvania Tax-Free Fund and shall take all other steps necessary to effect a complete liquidation and dissolution of the Pennsylvania Tax-Free Fund. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Pennsylvania Tax-Free Fund will be deemed for all purposes to evidence ownership of the number of Tax-Exempt Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing shares of Class A or Class C of the Pennsylvania Tax-Free Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to State Street Bank and Trust Company as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Tax-Exempt Fund Shares issuable with respect thereto. All Class B and Class D shares of record of the Tax-Exempt Fund are held in book entry form and no certificates for such shares will be issued.

      3.    Representations and Warranties.

            (a) The Tax-Exempt Trust, on behalf of the Pennsylvania Tax-Free Fund, hereby represents and warrants to the Tax-Exempt Fund as follows:

                  (i) the Tax-Exempt Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                  (ii) the Tax-Exempt Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Pennsylvania Tax-Free Fund;

                 (iii) the execution and delivery of this Agreement on behalf of the Pennsylvania Tax-Free Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Tax-Exempt Trust or the shareholders of the Pennsylvania Tax-Free Fund (other than as contemplated in Section 4(h)) are necessary to authorize this Agreement and the transactions contemplated hereby;

                  (iv) this Agreement has been duly executed by the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                 (v) neither the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund, nor the consummation by the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Master Trust Agreement or By-Laws of the Tax-Exempt Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Tax-Exempt Trust is a party or by which the Tax-Exempt Trust or any of its assets is subject or bound; and

                  (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund or the consummation of any transactions contemplated hereby by the Tax-Exempt Trust, other than as shall be obtained at or prior to the Closing.

            (b) The Tax-Exempt Trust, on behalf of the Tax-Exempt Fund, hereby represents and warrants to the Pennsylvania Tax-Free Fund as follows:

                  (i) The Tax-Exempt Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

                 (ii) The Tax-Exempt Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Tax-Exempt Fund;

                 (iii) the execution and delivery of this Agreement on behalf of the Tax-Exempt Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Tax-Exempt Trust or the shareholders of the Tax-Exempt Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

                  (iv) this Agreement has been duly executed by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

                 (v) neither the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund, nor the consummation by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund of the transaction contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Master Trust Agreement or By-Laws of the

      Tax-Exempt Trust, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Tax-Exempt Trust is a party or by which the Tax-Exempt Trust or any of its assets is subject or bound; and

                  (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Tax-Exempt Trust on behalf of the Tax-Exempt Fund or the consummation of any transactions contemplated hereby by the Tax-Exempt Trust, other than as shall be obtained at or prior to the Closing.

      4. Conditions Precedent. The obligations of the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund to effectuate the plan of reorganization and liquidation hereunder shall be subject to the satisfaction of the following conditions:

            (a) At or immediately prior to the Closing, the Tax-Exempt Trust shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Pennsylvania Tax-Free Fund all of such Fund's investment company taxable income for taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward).

            (b) A registration statement of the Tax-Exempt Fund on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act"), registering the New Shares under the Securities Act, and such amendment or amendments thereto as are determined by the Board of Trustees of the Tax-Exempt Trust to be necessary and appropriate to effect such registration of the New Shares (the "Registration Statement"), shall have been filed with the Commission and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of such Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

            (c) The New Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

            (d) All representations and warranties of the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received a certificate of an officer of the Tax-Exempt Trust acting on behalf of the Pennsylvania Tax-Free Fund to that effect in form and substance reasonably satisfactory to the Tax-Exempt Trust on behalf of the Tax-Exempt Fund;

            (e) All representations and warranties of the Tax-Exempt Trust on behalf of the Tax-Exempt Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund shall have received a certificate of an officer of the Tax-Exempt Trust acting on behalf of the Tax-Exempt Fund to that effect in form and substance reasonably satisfactory to the Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund;

            (f) The Tax-Exempt Trust on behalf of the Pennsylvania Tax-Free Fund and the Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received an opinion from Goodwin, Procter & Hoar regarding tax matters in connection with the Reorganization;

            (g) The Tax-Exempt Trust on behalf of the Tax-Exempt Fund shall have received an agreed upon procedures report, in accordance with established accounting standards for such reports, of Price Waterhouse LLP, auditors for the Tax-Exempt Trust, as to the unaudited statement of assets and liabilities described in Section 1 of this Agreement; and

            (h) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding Class A, Class B, Class C and Class D shares of beneficial interest of the Pennsylvania Tax-Free Fund (within the meaning of the 1940 Act), voting together as a single class, entitled to vote at the special meeting of shareholders of the Pennsylvania Tax-Free Fund duly called for such purpose.

            (i) The Funds shall have received from the Commission an order approving the Funds' application pursuant to Section 17(b) of the 1940 Act for an order exempting the Reorganization from Section 17(a) of the 1940 Act and pursuant to Rule 17d-1 under the 1940 Act for an order exempting the Reorganization from Section 17(d) of the1940 Act and Rule 17d-1 thereunder.

      5. Closing. The Closing shall be held at the offices of the Tax-Exempt Trust and shall occur (a) immediately prior to the opening of business on the first Monday following receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Pennsylvania Tax-Free Fund at which this Agreement is considered or (b) such later time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously unless otherwise provided. At, or as soon as may be practicable following the Closing, the Tax-Exempt Fund shall distribute the New Shares to the Pennsylvania Tax-Free Fund Record Holders (as herein defined) by instructing the Tax-Exempt Fund to register the appropriate number of New Shares in the names of the Pennsylvania Tax-Free Fund's shareholders and the Tax-Exempt Fund agrees promptly to comply with said instruction. The shareholders of record of the Pennsylvania Tax-Free Fund as of the close of business on the Valuation Date shall be certified by the Tax-Exempt Trust's transfer agent (the "Pennsylvania Tax-Free Fund Record Holders").

      6. Expenses. The expenses incurred in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated, will be apportioned between State Street Research Investment Services, Inc.(the "Distributor"), the distributor for each of the Funds, and the Funds in a fair and equitable manner. Expenses will be allocated to the Tax-Exempt Fund and the Pennsylvania Tax-Free Fund in an appropriate manner on the basis of identifiable direct costs or otherwise on the basis of relative net assets and the Distributor will assume one-half of each Fund's expenses. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the registration statement on Form N-14 contemplated hereby; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary to qualify the New Shares under applicable blue sky laws; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

      7. Termination. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Tax-Exempt Trust, at any time prior to the Closing, if circumstances should develop that, in the opinion of the Board of Trustees, in its sole discretion, make proceeding with this Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of either the Pennsylvania Tax-Free Fund or the Tax-Exempt Fund, or their respective trustees or officers, to the other party or its trustees or officers.

      8. Amendments. This Agreement may be amended, waived or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Tax-Exempt Trust acting on behalf of the Pennsylvania Tax-Free Fund and by the authorized officers of the Tax-Exempt Trust acting on behalf of the Tax-Exempt Fund; provided, however, that following the meeting of the Pennsylvania Tax-Free Fund shareholders called by the Tax-Exempt Trust pursuant to Section 4(h) of this Agreement, no such amendment, waiver or supplement may have the effect of changing the provisions for determining the number of Tax-Exempt Fund Shares to be issued to the Pennsylvania Tax-Free Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

      9. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, except as to matters of conflicts of laws.

      10. Further Assurances. The Tax-Exempt Trust shall take such further action, prior to, at, and after the Closing, as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

      11. Limitations of Liability. The term "Tax-Exempt Trust" means and refers to the trustees from time to time serving under the Master Trust Agreement of the Tax-Exempt Trust, as the same may subsequently thereto have been, or subsequently hereto be, amended. It is expressly agreed that the obligations of the Tax-Exempt Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Tax-Exempt Trust, personally, but bind only the assets and property of the Pennsylvania Tax-Free Fund series of the Tax-Exempt Trust and the Tax-Exempt Fund series of the Tax-Exempt Trust, as the case may be, as provided in the Master Trust Agreement of the Tax-Exempt Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Tax-Exempt Trust and signed by an authorized officer of the Tax-Exempt Trust, acting as such, and neither such authorization nor such execution and delivery shall be deemed to have been made individually or to impose any personal liability, but shall bind only the trust property of the Tax-Exempt Trust as provided in its Master Trust Agreement. The Master Trust Agreement of the Tax-Exempt Trust provides, and it is expressly agreed, that each Sub-Trust of the Tax-Exempt Trust shall be charged with the liabilities in respect of that Sub-Trust and all expenses, costs, charges or reserves belonging to that Sub-Trust.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above by their duly authorized representatives.

                                    STATE STREET RESEARCH TAX-EXEMPT TRUST, on
                                    behalf of its State Street Research
                                    Pennsylvania Tax-Free Fund series
Attest:
                                    By:
/s/ Francis J. McNamara, III              /s/ Gerard P. Maus
----------------------------              ----------------------------
Francis J. McNamara, III                  Gerard P. Maus
Secretary                                 Treasurer

ATTEST: STATE STREET RESEARCH TAX-EXEMPT TRUST, on behalf of its State Street Research Tax-Exempt Fund series


                                    By:
/s/ Francis J. McNamara, III              /s/ Ralph F. Verni
----------------------------              ------------------------------
Francis J. McNamara, III                  Ralph F. Verni
Secretary                                 Chairman of the Board,
                                          President and Chief
                                          Executive Officer

                 STATE STREET RESEARCH CALIFORNIA TAX-FREE FUND
                                   a series of
                     STATE STREET RESEARCH TAX-EXEMPT TRUST


                                      PROXY


              Special Meeting of Shareholders - December 12, 1995


         The undersigned hereby appoints Francis J. McNamara, III, Ralph F. Verni and Darman A. Wing, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of State Street Research California Tax-Free Fund, a portfolio series of State Street Research Tax-Exempt Trust, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of such Fund to be held at the principal offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, at 2:00 local time on December 12, 1995, or at any adjournments thereof, on the following items as set forth in the Notice of Special Meeting of Shareholders and the accompanying Joint Proxy Statement/Prospectus.

         If a choice is specified for the proposal, this proxy will be voted as indicated. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. In their discretion the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Board of Trustees recommends a vote FOR the proposal.

         The undersigned acknowledges receipt of the Notice of Special Meeting and the accompanying Joint Proxy Statement/Prospectus dated October 16, 1995. PLEASE INDICATE ANY CHANGE OF ADDRESS ON THE REVERSE SIDE. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

                   CONTINUED AND TO BE SIGNED ON REVERSE SIDE

-------------------------------------------------------------------------------
                                SEE REVERSE SIDE
-------------------------------------------------------------------------------

With respect to State Street Research California Tax-Free Fund (the "California Tax-Free Fund"):

1. To approve an Agreement and Plan of Reorganization and Liquidation providing for the transfer of the assets of the California Tax-Free Fund (subject to its liabilities) to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund") in exchange for Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund, the distribution of such shares to shareholders of the California Tax-Free Fund and the subsequent liquidation and dissolution of the California Tax-Free Fund.

         [ ] FOR             [ ] AGAINST            [ ] ABSTAIN




         MARK HERE FOR [ ]              MARK HERE IF [ ]
         ADDRESS                        YOU PLAN TO
         CHANGE AND                     ATTEND
         NOTE AT LEFT                   MEETING


                    IT IS IMPORTANT THAT THIS PROXY BE SIGNED
                     AND RETURNED IN THE ENCLOSED ENVELOPE.


Note:  Please date and sign exactly
as name or names appear hereon and
return in the enclosed envelope,
which requires no postage if mailed
in the United States.  When signing
as attorney, executor, trustee,
guardian or officer of a corporation,
please give title as such.



Signature:_________________________   Date: ____________

Signature:_________________________   Date: ____________





197909.c1

                   STATE STREET RESEARCH FLORIDA TAX-FREE FUND
                                   a series of
                     STATE STREET RESEARCH TAX-EXEMPT TRUST


                                      PROXY


              Special Meeting of Shareholders - December 12, 1995


         The undersigned hereby appoints Francis J. McNamara, III, Ralph F. Verni and Darman A. Wing, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of State Street Research Florida Tax-Free Fund, a portfolio series of State Street Research Tax-Exempt Trust, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of such Fund to be held at the principal offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, at 3:00 local time on December 12, 1995, or at any adjournments thereof, on the following items as set forth in the Notice of Special Meeting of Shareholders and the accompanying Joint Proxy Statement/Prospectus.

         If a choice is specified for the proposal, this proxy will be voted as indicated. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. In their discretion the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Board of Trustees recommends a vote FOR the proposal.

         The undersigned acknowledges receipt of the Notice of Special Meeting and the accompanying Joint Proxy Statement/Prospectus dated October 16, 1995. PLEASE INDICATE ANY CHANGE OF ADDRESS ON THE REVERSE SIDE. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

                   CONTINUED AND TO BE SIGNED ON REVERSE SIDE

-------------------------------------------------------------------------------
                                SEE REVERSE SIDE
-------------------------------------------------------------------------------

With respect to State Street Research Florida Tax-Free Fund (the "Florida Tax-Free Fund"):

1. To approve an Agreement and Plan of Reorganization and Liquidation providing for the transfer of the assets of the Florida Tax-Free Fund (subject to its liabilities) to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund") in exchange for Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund, the distribution of such shares to shareholders of the Florida Tax-Free Fund and the subsequent liquidation and dissolution of the Florida Tax-Free Fund.

         [ ] FOR               [ ] AGAINST                    [ ] ABSTAIN


         MARK HERE FOR [ ]              MARK HERE IF [ ]
         ADDRESS                        YOU PLAN TO
         CHANGE AND                     ATTEND
         NOTE AT LEFT                   MEETING



                    IT IS IMPORTANT THAT THIS PROXY BE SIGNED
                     AND RETURNED IN THE ENCLOSED ENVELOPE.



Note:  Please date and sign exactly
as name or names appear hereon and
return in the enclosed envelope,
which requires no postage if mailed
in the United States.  When signing
as attorney, executor, trustee,
guardian or officer of a corporation,
please give title as such.


Signature:_________________________   Date: ____________


Signature:_________________________   Date: ____________





203922.c1

                STATE STREET RESEARCH PENNSYLVANIA TAX-FREE FUND
                                   a series of
                     STATE STREET RESEARCH TAX-EXEMPT TRUST


                                      PROXY


              Special Meeting of Shareholders - December 12, 1995


         The undersigned hereby appoints Francis J. McNamara, III, Ralph F. Verni and Darman A. Wing, and each of them, as proxies with full power of substitution to act for and vote on behalf of the undersigned all shares of State Street Research Pennsylvania Tax-Free Fund, a portfolio series of State Street Research Tax-Exempt Trust, which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of such Fund to be held at the principal offices of the Trust, One Financial Center, 31st Floor, Boston, Massachusetts 02111, at 4:00 local time on December 12, 1995, or at any adjournments thereof, on the following items as set forth in the Notice of Special Meeting of Shareholders and the accompanying Joint Proxy Statement/Prospectus.

         If a choice is specified for the proposal, this proxy will be voted as indicated. IF NO CHOICE IS SPECIFIED, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. In their discretion the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Board of Trustees recommends a vote FOR the proposal.

         The undersigned acknowledges receipt of the Notice of Special Meeting and the accompanying Joint Proxy Statement/Prospectus dated October 16, 1995. PLEASE INDICATE ANY CHANGE OF ADDRESS ON THE REVERSE SIDE. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

                   CONTINUED AND TO BE SIGNED ON REVERSE SIDE

-------------------------------------------------------------------------------
                                SEE REVERSE SIDE
-------------------------------------------------------------------------------

With respect to State Street Research Pennsylvania Tax-Free Fund (the "Pennsylvania Tax-Free Fund"):

1. To approve an Agreement and Plan of Reorganization and Liquidation providing for the transfer of the assets of the Pennsylvania Tax-Free Fund (subject to its liabilities) to the State Street Research Tax-Exempt Fund (the "Tax-Exempt Fund") in exchange for Class A, Class B, Class C and Class D shares of the Tax-Exempt Fund, the distribution of such shares to shareholders of the Pennsylvania Tax-Free Fund and the subsequent liquidation and dissolution of the Pennsylvania Tax-Free Fund.

         [ ] FOR               [ ] AGAINST                    [ ] ABSTAIN


         MARK HERE FOR [ ]              MARK HERE IF [ ]
         ADDRESS                        YOU PLAN TO
         CHANGE AND                     ATTEND
         NOTE AT LEFT                   MEETING


                    IT IS IMPORTANT THAT THIS PROXY BE SIGNED
                     AND RETURNED IN THE ENCLOSED ENVELOPE.


Note:  Please date and sign exactly
as name or names appear hereon and
return in the enclosed envelope,
which requires no postage if mailed
in the United States.  When signing
as attorney, executor, trustee,
guardian or officer of a corporation,
please give title as such.


Signature:_________________________   Date: ____________


Signature:_________________________   Date: ____________

203925.c1


                                        2